united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

CT CORPORATION SYSTEM

1300 EAST NINTH STREET, CLEVELAND, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/23

ITEM 1. REPORTS TO SHAREHOLDERS.

Semi-Annual Report	December 31, 2023

Eventide Balanced Fund
(Formerly, Eventide Multi-Asset Income Fund)

Eventide Core Bond Fund

Eventide Dividend Opportunities Fund

Eventide Exponential Technologies Fund

Eventide Gilead Fund

Eventide Healthcare & Life Sciences Fund

Eventide Large Cap Focus Fund

Eventide Limited-Term Bond Fund

Eventide Asset Management, LLC
One International Place, Suite 4210
Boston, MA 02110
1-877-771-3836
E V E N T I D E	1

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Shareholder Letter (Unaudited)

At Eventide, we constantly remind ourselves and our investors that we have an important job to do. We are responsible for investing in companies that have a tremendous impact on our lives and the lives of others. As we review our performance for long- and short-term periods, let’s remember the most fundamental principles at the core of our investment thesis.

Rather than starting with “how” we invest or “what” we invest in, we begin with “why”. We believe God created us to love Him and our neighbors, and we turn to the Bible to guide us in expressing love in all aspects of life, including investing. Why do we invest? To love God and to love our neighbors.

Our “why” shapes our two core investment principles: avoiding investments in companies we believe are harmful to people and intentionally investing in companies we believe enrich lives. These principles are the immutable bedrock of our firm.

Our principles lead us to begin our approach with probing questions like, “What are the long-term secular themes we believe are beneficial to society?” and “Which themes are detrimental?” We also assess whether a company’s operations and culture promote human dignity or exploit it, as we will not invest in a company whose success comes at the expense of others.

The global demand for Artificial Intelligence (“AI”) was a recurring theme this past year, driving the outsized performance of companies positioned as solutions providers or that have caught early tailwinds from AI’s adoption. We also see beneficial impact in themes of electrification, energy efficiency, supply chain resiliency, and cyber security, each of which puts a categorized name to the solutions we need businesses to provide.

We believe there is a correlation between our principles and investor behavior: companies that are perceived to enrich lives tend to prosper. However, perceptions of value can be misleading. Some businesses may disguise harmful offerings as beneficial or entertaining, as seen in the rising popularity and consequences of online gambling. Interestingly, there are investment strategies that intentionally seek out the defensive and income-producing qualities of companies that prey on addictions like gambling or substance addictions like tobacco and alcohol.

At Eventide, our “why” drives our “how” and our “what”. So if we are loving God and loving our neighbors through the way we invest— the companies we invest in should be helping people flourish rather than exploiting them for profit.

We have big challenges ahead of us, and businesses are positioned to address some of these challenges and enrich the lives of the billions of people on this globe. As investors, you are important in providing capital for these businesses.

Thank you for your trust.

Robin John

CEO, Founding Member

E V E N T I D E	2

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3

This information is for use with concurrent or prior delivery of a fund prospectus, which can be obtained at https://www.eventidefunds.com/prospectus or by calling 1-877-771-EVEN (3836). Investors should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. Eventide Mutual Funds are distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC, which is not affiliated with Eventide Asset Management, LLC.

5115-NLD-1/29/2024

E V E N T I D E	3

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3

Eventide Balanced Fund
PORTFOLIO REVIEW (Unaudited)	December 31, 2023

Average Annual Total Return through December 31, 20231, as compared to its benchmarks:

				Since
	Six Month	1 Year Return	5 Year Return	Inception [2]
Class N	6.65%	11.93%	9.23%	6.50%
Class A without load	6.69%	11.94%	9.22%	6.47%
Class A with 5.75% load	0.56%	5.51%	7.94%	5.73%
Class C	6.21%	11.05%	8.34%	5.65%
Class I	6.76%	12.16%	9.42%	6.70%
Russell Midcap Total Return Index [3]	7.54%	17.23%	12.68%	9.15%
Bloomberg U.S. Intermediate Aggregate Bond Index [4]	3.51%	5.18%	1.14%	1.34%
Balanced Blended Index [5]	5.65%	11.37%	7.30%	5.58%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.07%, 1.82%, 1.02% and 0.82% for Class A shares, Class C shares, Class N shares and Class I shares, respectively, through October 31, 2024. Per the Fund’s most recent prospectus, total annual Fund expenses before waiver are 1.15%, 1.90%, 1.10% and 0.90% for Class A shares, Class C shares, Class N shares and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and have a maximum deferred sales charge of 1.00% on purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares sold within 12 months. A $15 fee may be charged for redemptions made by wire. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Eventide Balanced Fund commenced operations on July 15, 2015.

3.	The Russell Midcap Total Return Index measures the performance of the mid-cap segment of the US equity universe. It is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership, representing approximately 31% of the total market capitalization of the Russell 1000 companies. It is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap opportunity set. Investors cannot invest directly in an index.

4.	The Bloomberg U.S. Intermediate Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds, and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Investors cannot invest directly in an index.

5.	The Balanced Blended Index is comprised of 50% of the Russell Midcap Total Return Index and 50% of the Bloomberg U.S. Intermediate Aggregate Bond Index. The Balanced Blended Index rebalances its weightings on a monthly frequency. Investors cannot invest directly in an index.
E V E N T I D E	4

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Balanced Fund
PORTFOLIO REVIEW (Unaudited) (Continued)	December 31, 2023

Holdings by Industry or Asset Class	% of Net Assets
Agency Fixed Rate	12.5%
Electric Utilities	8.0%
Software	5.6%
Electric Equipment	5.4%
Oil & Gas Producers	5.0%
Semiconductors	5.0%
Technology Services	3.8%
Government Owned, No Guarantee	3.6%
Real Estate Investment Trusts	3.6%
Government Sponsored	3.4%
Retail - Discretionary	3.3%
Other / Cash & Cash Equivalents	40.8%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.
E V E N T I D E	5

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Core Bond Fund
PORTFOLIO REVIEW (Unaudited)	December 31, 2023

Average Annual Total Return through December 31, 20231, as compared to its benchmark:

			Since
	Six Month	1 Year Return	Inception [2]
Class N	3.00%	4.97%	-3.67%
Class A without load	3.07%	4.90%	-3.70%
Class A with 5.75% load	-2.87%	-1.18%	-5.35%
Class C	2.61%	4.16%	-4.40%
Class I	3.10%	5.05%	-3.48%
Bloomberg U.S. Aggregate Bond Index [3]	3.37%	5.53%	-2.97%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 0.83%, 1.58%, 0.78% and 0.58% for Class A shares, Class C shares, Class N shares and Class I shares, respectively, through October 31, 2024. Per the Fund’s most recent prospectus, total annual Fund expenses before waiver are 1.06%, 1.81%, 1.01% and 0.81% for Class A shares, Class C shares, Class N shares and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and have a maximum deferred sales charge of 1.00% on purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares sold within 12 months. A $15 fee may be charged for redemptions made by wire. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Eventide Core Bond Fund commenced operations on July 31, 2020.

3.	The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). Investors cannot invest directly in an index.

Holdings by Industry or Asset Class	% of Net Assets
Agency Fixed Rate	26.6%
Electric Utilities	12.1%
Government Sponsored	9.4%
Real Estate Investment Trusts	5.9%
Government Owned, No Guarantee	5.6%
Software	3.8%
Institutional Financial Services	3.6%
Banking	3.3%
Engineering & Construction	2.8%
Oil & Gas Producers	2.3%
Auto Loan	1.9%
Other / Cash & Cash Equivalents	22.7%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.
E V E N T I D E	6

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Dividend Opportunities Fund
PORTFOLIO REVIEW (Unaudited)	December 31, 2023

Average Annual Total Return through December 31, 20231, as compared to its benchmarks:

				Since
	Six Month	1 Year Return	5 Year Return	Inception [2]
Class N	10.24%	19.44%	14.29%	9.73%
Class A without load	10.22%	19.46%	14.26%	9.69%
Class A with 5.75% load	3.91%	12.58%	12.91%	8.66%
Class C	9.83%	18.56%	13.38%	8.87%
Class I	10.35%	19.66%	14.51%	9.94%
Russell Midcap Total Return Index [3]	7.54%	17.23%	12.68%	9.38%
Russell Midcap Value Index [4]	7.11%	12.71%	11.16%	7.48%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.20%, 1.95%, 1.15% and 0.95% for Class A shares, Class C shares, Class N shares and Class I shares, respectively, through October 31, 2024. Per the Fund’s most recent prospectus, total annual Fund expenses before waiver are 1.28%, 2.03%, 1.23% and 1.03% for Class A shares, Class C shares, Class N shares and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and have a maximum deferred sales charge of 1.00% on purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares sold within 12 months. A $15 fee may be charged for redemptions made by wire. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Eventide Dividend Opportunities Fund commenced operations on September 29, 2017.

3.	The Russell Midcap Total Return Index measures the performance of the mid-cap segment of the US equity universe. It is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership, representing approximately 31% of the total market capitalization of the Russell 1000 companies. It is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap opportunity set. Investors cannot invest directly in an index.

4.	The Russell Midcap Value Index measures the performance of the mid-capitalization U.S. equities that exhibit value characteristics. It includes those Russell Midcap Index companies with relatively lower price-to-book ratios, lower I/B/E/S forecast medium term (2 year) growth and lower sales per share historical growth (5 years). Investors cannot invest directly in an index.

Holdings by Industry or Asset Class	% of Net Assets
Electrical Equipment	10.5%
Software	9.6%
Technology Services	8.3%
Oil & Gas Producers	7.9%
Chemicals	6.8%
Semiconductors	6.4%
Medical Equipment & Devices	6.0%
Electric Utilities	5.6%
Retail - Discretionary	5.1%
Industrial Support Services	3.9%
Insurance	3.3%
Other / Cash & Cash Equivalents	26.6%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.
E V E N T I D E	7

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Exponential Technologies Fund
PORTFOLIO REVIEW (Unaudited)	December 31, 2023

Average Annual Total Return through December 31, 20231, as compared to its benchmarks:

			Since
	Six Month	1 Year Return	Inception [2]
Class N	8.25%	31.61%	8.19%
Class A without load	8.25%	31.61%	8.19%
Class A with 5.75% load	2.04%	24.07%	6.38%
Class C	7.84%	30.79%	7.41%
Class I	8.36%	31.96%	8.43%
Bloomberg US 2500 Total Return Index [3]	6.00%	23.56%	9.04%
S&P North American Technology Sector Industry Index [4]	14.63%	61.13%	15.48%
S&P 500 Total Return Index [5]	8.04%	26.29%	14.88%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.68%, 2.43%, 1.63% and 1.43% for Class A shares, Class C shares, Class N shares and Class I shares, respectively, through October 31, 2024. Per the Fund’s most recent prospectus, total annual Fund expenses before waiver are 1.76%, 2.51%, 1.71% and 1.51% for Class A shares, Class C shares, Class N shares and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and have a maximum deferred sales charge of 1.00% on purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares sold within 12 months. A $15 fee may be charged for redemptions made by wire. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Eventide Exponential Technologies Fund commenced operations on June 30, 2020.

3.	The Bloomberg US 2500 Index is a float market-cap-weighted benchmark of the lower 2500 in capitalization of the Bloomberg US 3000 Index (B3000). Investors cannot invest directly in an index.

4.	The S&P North American Technology Sector Industry Index provides investors with a benchmark that represents U.S. securities classified under the GICS® information technology sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries. Investors cannot invest directly in an index.

5.	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

Holdings by Industry or Asset Class	% of Net Assets
Software	56.1%
Semiconductors	14.2%
Technology Hardware & Equipment	10.3%
Technology Services	4.6%
Consumer Services	4.3%
Advertising & Marketing	2.7%
Biotech & Pharma	2.6%
Medical Equipment & Devices	1.6%
Asset Management	0.6%
Money Market Funds	0.0	% [1]
Other / Cash & Cash Equivalents	3.0%
	100.0%

1.	Percentage rounds to less than 0.1%.

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

E V E N T I D E	8

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Gilead Fund
PORTFOLIO REVIEW (Un audited)	December 31, 2023

Average Annual Total Return through December 31, 20231, as compared to its benchmarks:

					Since	Since	Since
	Six Month	1 Year Return	5 Year Return	10 Year Return	Inception [2]	Inception [3]	Inception [4]
Class N	4.31%	22.52%	13.32%	10.91%	13.29%	N/A	N/A
Class A without load	4.28%	22.45%	13.28%	10.86%	N/A	14.77%	N/A
Class A with 5.75% load	-1.72%	15.41%	11.95%	10.20%	N/A	14.29%	N/A
Class C	3.90%	21.54%	12.42%	10.02%	N/A	13.89%	N/A
Class I	4.42%	22.76%	13.55%	11.13%	N/A	N/A	13.89%
Russell Midcap Growth Index [5]	8.56%	25.87%	13.81%	10.57%	10.68%	13.34%	12.86%
S&P 500 Total Return Index [6]	8.04%	26.29%	15.69%	12.03%	11.10%	13.52%	13.29%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the Fund’s most recent prospectus, total annual Fund expenses are 1.43%, 2.18%, 1.38%, and 1.18% for Class A shares, Class C shares, Class N shares and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and have a maximum deferred sales charge of 1.00% on purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares sold within 12 months. A $15 fee may be charged for redemptions made by wire. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Class N commenced operations on July 8, 2008.

3.	Class A and Class C commenced operations on October 28, 2009.

4.	Class I commenced operations on February 2, 2010.

5.	The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.

6.	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

Holdings by Industry or Asset Class	% of Net Assets
Software	29.1%
Biotech & Pharma	12.5%
Medical Equipment & Devices	8.4%
Semiconductors	6.7%
Technology Hardware & Equipment	5.0%
Electrical Equipment	4.5%
Retail - Discretionary	4.1%
Transportation & Logistics	4.1%
Commercial Support Services	3.7%
Home Construction	2.5%
Wholesale - Discretionary	2.5%
Other / Cash & Cash Equivalents	16.9%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.
E V E N T I D E	9

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Healthcare & Life Sciences Fund
PORTFOLIO REVIEW (Unaudited)	December 31, 2023

Average Annual Total Return through December 31, 20231, as compared to its benchmarks:

					Since
	Six Month	1 Year Return	5 Year Return	10 Year Return	Inception [2]
Class N	-1.92%	10.77%	9.90%	11.20%	15.08%
Class A without load	-1.91%	10.76%	9.85%	11.13%	15.01%
Class A with 5.75% load	-7.54%	4.39%	8.55%	10.48%	14.39%
Class C	-2.29%	9.90%	9.02%	10.31%	14.16%
Class I	-1.83%	11.01%	10.11%	11.41%	15.31%
S&P Biotechnology Select Industry Index [3]	7.68%	7.76%	4.58%	7.65%	10.89%
S&P 500 Total Return Index [4]	8.04%	26.29%	15.69%	12.03%	13.79%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the Fund’s most recent prospectus, total annual Fund expenses, including acquired fund fees, are 1.56%, 2.31%, 1.51% and 1.31% for Class A shares, Class C shares, Class N shares and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and have a maximum deferred sales charge of 1.00% on purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares sold within 12 months. A $15 fee may be charged for redemptions made by wire. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

3.	The S&P Biotechnology Select Industry Index is designed to measure the performance of narrow GICS® sub-industries and is comprised of stock in the S&P Total Market Index that are classified in the GICS biotechnology sub-industry. Investors cannot invest directly in an index.

4.	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

Holdings by Industry or Asset Class	% of Net Assets
Biotech & Pharma	78.1%
Medical Equipment & Devices	14.0%
Money Market Funds	0.2%
Software	4.8%
Other / Cash & Cash Equivalents	2.9%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.
E V E N T I D E	10

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Large Cap Focus Fund
PORTFOLIO REVIEW (Unaudited)	December 31, 2023

Average Annual Total Return through December 31, 20231, as compared to its benchmark:

			Since
	Six Month	1 Year Return	Inception [2]
Class N	8.48%	27.57%	15.46%
Class A without load	8.49%	27.38%	15.35%
Class A with 5.75% load	2.23%	20.09%	10.90%
Class C	8.01%	26.49%	14.57%
Class I	8.65%	27.84%	15.66%
S&P 500 Total Return Index [3]	8.04%	26.29%	18.57%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.19%, 1.94%, 1.14% and 0.94% for Class A shares, Class C shares, Class N shares and Class I shares, respectively, through October 31, 2024. Per the Fund’s most recent prospectus, total annual Fund estimated expenses before waiver are 2.90%, 3.65%, 2.85% and 2.65% for Class A shares, Class C shares, Class N shares and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and have a maximum deferred sales charge of 1.00% on purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares sold within 12 months. A $15 fee may be charged for redemptions made by wire. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Eventide Large Cap Focus Fund commenced operations on June 30, 2022.

3.	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

Holdings by Industry or Asset Class	% of Net Assets
Software	36.0%
Semiconductors	11.3%
Chemicals	9.8%
Medical Equipment & Devices	9.1%
Technology Services	5.9%
Retail - Discretionary	5.5%
Money Market Funds	4.4%
Biotech & Pharma	4.1%
Electrical Equipment	3.4%
Advertising & Marketing	2.9%
Other / Cash & Cash Equivalents	7.6%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.
E V E N T I D E	11

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Limited-Term Bond Fund
PORTFOLIO REVIEW (Unaudited)	December 31, 2023

Average Annual Total Return through December 31, 20231, as compared to its benchmarks:

					Since	Since
	Six Month	1 Year Return	5 Year Return	10 Year Return	Inception [2]	Inception [3]
Class N	3.77%	5.46%	1.43%	N/A	N/A	1.56%
Class A without load	3.83%	5.49%	1.41%	1.56%	2.09%	N/A
Class A with 5.75% load	-2.13%	-0.59%	0.21%	0.96%	1.64%	N/A
Class C	3.36%	4.62%	0.63%	N/A	N/A	0.76%
Class I	3.87%	5.63%	1.65%	1.49%	1.81%	N/A
Bloomberg 1-5 Year Government/Credit Index [4]	3.66%	4.89%	1.54%	1.43%	1.52%	1.66%
Bloomberg U.S. Intermediate Aggregate Bond Index [5]	3.51%	5.18%	1.14%	1.62%	1.87%	1.31%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 0.80%, 1.55%, 0.75% and 0.55% for Class A shares, Class C shares, Class N shares and Class I shares, respectively, through October 31, 2024. Per the Fund’s most recent prospectus, total annual Fund expenses before waiver are 0.96%, 1.71%, 0.91% and 0.71% for Class A shares, Class C shares, Class N shares and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and have a maximum deferred sales charge of 1.00% on purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares sold within 12 months. A $15 fee may be charged for redemptions made by wire. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Class A and Class I commenced operations on July 28, 2010.

3.	Class N and Class C commenced operations on December 14, 2018.

4.	The Bloomberg 1-5 Year Government/Credit Index measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt) and investment grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years. Investors cannot invest directly in an index.

5.	The Bloomberg U.S. Intermediate Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds, and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Investors cannot invest directly in an index.

Holdings by Industry or Asset Class	% of Net Assets
Government Sponsored	13.6%
Electric Utilities	11.1%
Banking	7.4%
Government Owned, No Guarantee	6.8%
Real Estate Investment Trusts	6.5%
Insurance	4.9%
Institutional Financial Services	3.9%
Software	3.8%
Auto Loan	3.6%
Engineering & Construction	3.1%
Other / Cash & Cash Equivalents	35.3%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.
E V E N T I D E	12

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Balanced Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 47.8%
	AUTOMOTIVE - 0.5%
16,704	Autoliv, Inc.	$1,840,614

	BANKING - 0.6%
10,830	Pinnacle Financial Partners, Inc.	944,593
25,649	Synovus Financial Corporation	965,684
		1,910,277
	BIOTECH & PHARMA - 0.8%
95,695	Royalty Pharma plc, Class A	2,688,073

	CHEMICALS - 2.0%
23,000	Element Solutions, Inc.	532,220
20,905	Sherwin-Williams Company (The)	6,520,270
		7,052,490
	DATA CENTER REIT - 0.5%
2,203	Equinix, Inc.	1,774,274

	DIVERSIFIED INDUSTRIALS - 1.6%
74,041	Pentair PLC	5,383,521

	ELECTRIC UTILITIES - 2.9%
58,058	CMS Energy Corporation	3,371,428
23,193	Sempra Energy	1,733,213
35,104	Southern Company (The)	2,461,492
60,813	Vistra Corporation	2,342,517
		9,908,650
	ELECTRICAL EQUIPMENT - 5.4%
157,785	nVent Electric PLC	9,323,516
38,624	Trane Technologies PLC	9,420,393
		18,743,909
	HEALTH CARE FACILITIES & SERVICES - 0.5%
26,163	Encompass Health Corporation	1,745,595

See accompanying notes to financial statements.

E V E N T I D E	13

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Balanced Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 47.8% (Continued)
	HOME CONSTRUCTION - 1.7%
38,052	DR Horton, Inc.	$5,783,143

	INDUSTRIAL REIT - 1.5%
28,597	EastGroup Properties, Inc.	5,248,694

	INDUSTRIAL SUPPORT SERVICES - 2.0%
35,600	Ferguson PLC	6,873,292

	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
43,975	Houlihan Lokey, Inc.	5,273,042

	INSURANCE - 1.8%
27,291	Arthur J Gallagher & Company	6,137,201

	MACHINERY - 0.5%
7,926	IDEX Corporation	1,720,814

	MEDICAL EQUIPMENT & DEVICES - 2.1%
41,056	Bruker Corporation	3,016,795
19,992	STERIS plc	4,395,241
		7,412,036
	OIL & GAS PRODUCERS - 4.1%
22,810	Diamondback Energy, Inc.	3,537,375
54,730	Targa Resources Corporation	4,754,395
165,487	Williams Companies, Inc. (The)	5,763,912
		14,055,682
	RETAIL - DISCRETIONARY - 2.8%
18,223	Lithia Motors, Inc.	6,000,469
16,595	Lowe’s Companies, Inc.	3,693,217
		9,693,686
	SEMICONDUCTORS - 3.4%
21,940	Entegris, Inc.	2,628,851
15,618	KLA Corporation	9,078,743
		11,707,594

See accompanying notes to financial statements.

E V E N T I D E	14

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Balanced Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	December 31, 2023

Shares				Fair Value
	COMMON STOCKS — 47.8% (Continued)
	SOFTWARE - 4.9%
11,529	Palo Alto Networks, Inc.[1]			$3,399,672
15,791	Roper Technologies, Inc.			8,608,779
9,201	Synopsys, Inc.[1]			4,737,687
				16,746,138
	TECHNOLOGY SERVICES - 3.6%
39,481	CDW Corporation			8,974,821
6,341	MSCI, Inc.			3,586,787
				12,561,608
	TRANSPORTATION & LOGISTICS - 1.8%
14,994	Old Dominion Freight Line, Inc.			6,077,518

	WHOLESALE - CONSUMER STAPLES - 0.6%
26,127	Sysco Corporation			1,910,668

	WHOLESALE - DISCRETIONARY - 0.7%
6,101	Pool Corporation			2,432,530
	TOTAL COMMON STOCKS (Cost $123,639,212)			164,681,049

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 1.6%
	AUTO LOAN — 1.1%
3,150,000	CarMax Auto Owner Trust Series 2020-4 C	1.3000	08/17/26	3,016,705
750,000	CarMax Auto Owner Trust Series 2021-2 C	1.3400	02/16/27	703,285
				3,719,990
	OTHER ABS — 0.5%
1,700,000	PFS Financing Corporation Series 2020-G A2	0.9700	02/15/26	1,690,050
	TOTAL ASSET BACKED SECURITIES (Cost $5,615,345)			5,410,040

See accompanying notes to financial statements.

E V E N T I D E	15

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Balanced Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	December 31, 2023

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
	CMBS — 0.5%
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates Series KG01 A10		2.9390	04/25/29	$932,241
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates Series KG02 A2		2.4120	08/25/29	907,780
					1,840,021
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,035,005)				1,840,021

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 0.9%
	BIOTECH & PHARMA — 0.3%
950,000	Mirum Pharmaceuticals, Inc.[2]		4.0000	05/01/29	1,159,000

	TECHNOLOGY HARDWARE & EQUIPMENT — 0.6%
2,100,000	Xometry, Inc.		1.0000	02/01/27	1,983,447
	TOTAL CONVERTIBLE BONDS (Cost $2,662,272)				3,142,447

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 25.0%
	ASSET MANAGEMENT — 1.1%
3,800,000	Vision Fund International[3,4,5,6]		3.7250	02/24/25	3,800,000

	AUTOMOTIVE — 0.5%
2,025,000	Dana, Inc.		4.2500	09/01/30	1,797,404

	BANKING — 2.4%
3,725,000	Bank of America Corporation Series N7	TSFR3M + 1.132%	2.4560	10/22/25	3,628,464
3,200,000	JPMorgan Chase & Company[7]	SOFRRATE + 1.330%	6.0700	10/22/27	3,294,723
1,865,000	Royal Bank of Canada		1.1500	07/14/26	1,707,728
					8,630,915
	CONSTRUCTION MATERIALS — 0.3%
1,300,000	Advanced Drainage Systems, Inc.[2]		5.0000	09/30/27	1,255,780

See accompanying notes to financial statements.

E V E N T I D E	16

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Balanced Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	December 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 25.0% (Continued)
	CONTAINERS & PACKAGING — 0.3%
1,000,000	TriMas Corporation[2]		4.1250	04/15/29	$899,688

	ELEC & GAS MARKETING & TRADING — 0.6%
2,250,000	Southern Power Company		0.9000	01/15/26	2,074,642

	ELECTRIC UTILITIES — 5.1%
1,235,000	AES Corporation (The)		1.3750	01/15/26	1,143,634
1,000,000	Avangrid, Inc.		3.1500	12/01/24	977,291
1,376,000	CenterPoint Energy, Inc.[7]	SOFRRATE + 0.650%	5.9960	05/13/24	1,376,019
2,650,000	Dominion Energy, Inc.		2.2500	08/15/31	2,199,618
1,000,000	Duke Energy Florida, LLC		2.5000	12/01/29	893,616
1,225,000	MidAmerican Energy Company		3.1000	05/01/27	1,172,979
3,475,000	National Rural Utilities Cooperative Finance Corporation		1.3500	03/15/31	2,734,527
3,850,000	NextEra Energy Capital Holdings, Inc.		1.9000	06/15/28	3,421,082
1,250,000	Tucson Electric Power Company		1.5000	08/01/30	1,015,543
3,303,000	Wisconsin Power and Light Company		1.9500	09/16/31	2,695,124
					17,629,433
	ENGINEERING & CONSTRUCTION — 1.2%
1,435,000	Installed Building Products, Inc.[2]		5.7500	02/01/28	1,399,864
2,000,000	MasTec, Inc.[2]		4.5000	08/15/28	1,882,208
1,250,000	Quanta Services, Inc.		2.9000	10/01/30	1,100,589
					4,382,661
	FORESTRY, PAPER & WOOD PRODUCTS — 0.3%
1,000,000	Louisiana-Pacific Corporation[2]		3.6250	03/15/29	896,908

	HOME & OFFICE PRODUCTS — 0.5%
1,910,000	Tempur Sealy International, Inc.[2]		4.0000	04/15/29	1,726,753

	HOME CONSTRUCTION — 0.8%
1,750,000	M/I Homes, Inc.		3.9500	02/15/30	1,559,251

See accompanying notes to financial statements.

E V E N T I D E	17

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Balanced Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	December 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 25.0% (Continued)
	HOME CONSTRUCTION — 0.8% (Continued)
1,000,000	Patrick Industries, Inc.[2]		7.5000	10/15/27	$1,005,365
					2,564,616
	INDUSTRIAL SUPPORT SERVICES — 0.5%
1,700,000	United Rentals North America, Inc.		4.8750	01/15/28	1,659,256

	INSTITUTIONAL FINANCIAL SERVICES — 1.4%
3,875,000	Morgan Stanley[7]	SOFRRATE + 0.745%	0.8640	10/21/25	3,723,327
1,000,000	Nasdaq, Inc.		5.3500	06/28/28	1,030,126
					4,753,453
	INSURANCE — 0.8%
1,015,000	Aflac, Inc.		1.1250	03/15/26	937,720
2,000,000	Pacific Life Global Funding II2		1.3750	04/14/26	1,849,781
					2,787,501
	MACHINERY — 1.0%
1,750,000	Mueller Water Products, Inc.[2]		4.0000	06/15/29	1,596,191
1,875,000	Xylem, Inc.		1.9500	01/30/28	1,697,110
					3,293,301
	OIL & GAS PRODUCERS — 0.9%
1,750,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	1,672,543
1,500,000	Diamondback Energy, Inc.		3.5000	12/01/29	1,395,722
					3,068,265
	REAL ESTATE INVESTMENT TRUSTS — 3.6%
1,675,000	Alexandria Real Estate Equities, Inc.		3.8000	04/15/26	1,631,681
1,500,000	American Tower Corporation		4.0500	03/15/32	1,408,106
2,850,000	AvalonBay Communities, Inc.		2.0500	01/15/32	2,393,843
1,750,000	HAT Holdings I, LLC/HAT Holdings II, LLC[2]		3.3750	06/15/26	1,645,851
1,985,000	Prologis, L.P.		1.2500	10/15/30	1,607,970
2,210,000	Public Storage[7]	SOFRRATE + 0.470%	5.8200	04/23/24	2,209,971
1,500,000	Welltower, Inc.		2.7000	02/15/27	1,408,596
					12,306,018
	RETAIL - DISCRETIONARY — 0.5%
1,000,000	Asbury Automotive Group, Inc.		4.5000	03/01/28	950,604
1,000,000	Builders FirstSource, Inc.[2]		4.2500	02/01/32	903,429
					1,854,033

See accompanying notes to financial statements.

E V E N T I D E	18

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Balanced Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	December 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 25.0% (Continued)
	SEMICONDUCTORS — 1.6%
1,185,000	Amkor Technology, Inc.[2]		6.6250	09/15/27	$1,200,907
2,800,000	NXP BV/NXP Funding, LLC/NXP USA, Inc.		2.5000	05/11/31	2,382,527
1,925,000	Synaptics, Inc.[2]		4.0000	06/15/29	1,729,307
					5,312,741
	SOFTWARE — 0.7%
1,250,000	Roper Technologies, Inc.		4.2000	09/15/28	1,230,586
1,250,000	Workday, Inc.		3.8000	04/01/32	1,165,952
					2,396,538
	TECHNOLOGY SERVICES — 0.2%
750,000	Visa, Inc.		0.7500	08/15/27	664,317

	WHOLESALE - CONSUMER STAPLES — 0.7%
2,775,000	Sysco Corporation		2.4000	02/15/30	2,453,052
	TOTAL CORPORATE BONDS (Cost $93,309,765)				86,207,275

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 2.2%
	COMBINED UTILITIES — 0.4%
1,475,000	City of Tacoma, WA Electric System Revenue		5.6410	01/01/27	1,518,187

	COUNTY — 0.0%[8]
150,000	City & County of Honolulu, HI		2.5180	10/01/26	142,604

	MISCELLANEOUS TAX — 0.6%
2,050,000	Commonwealth of Massachusetts		3.6390	07/15/24	2,033,458

	MULTI-FAMILY HOUSING — 0.2%
500,000	New York City Housing Development Corporation		1.3500	11/01/26	465,461
100,000	New York State Housing Finance Agency		0.6500	05/01/25	95,201
					560,662

See accompanying notes to financial statements.

E V E N T I D E	19

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Balanced Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	December 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 2.2% (Continued)
	RESOURCE RECOVERY — 0.0%[8]
100,000	City of Napa, CA Solid Waste Revenue	2.3300	08/01/25	$96,306

	SINGLE-FAMILY HOUSING — 0.1%
505,000	Texas Department of Housing & Community Affairs	0.4500	01/01/24	505,000

	STATE — 0.3%
200,000	State of Oregon	0.8950	05/01/25	190,183
250,000	State of Oregon	1.1850	05/01/26	232,370
500,000	State of Oregon	1.3150	05/01/27	454,493
				877,046
	WATER AND SEWER — 0.6%
2,000,000	City of Aurora, CO Water Revenue	2.0980	08/01/34	1,586,872
200,000	City of Los Angeles, CA Wastewater System Revenue	3.6940	06/01/32	186,730
				1,773,602
	TOTAL MUNICIPAL BONDS (Cost $8,240,906)			7,506,865

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 20.4%
	AGENCY FIXED RATE — 12.5%
204,683	Fannie Mae Pool MA2915	3.0000	02/01/27	199,456
842,382	Fannie Mae Pool MA4263	1.5000	02/01/31	777,227
885,168	Fannie Mae Pool MA4284	1.5000	03/01/31	816,790
623,865	Fannie Mae Pool FM3333	2.0000	06/01/35	564,057
463,312	Fannie Mae Pool MA4095	2.0000	08/01/35	418,897
427,719	Fannie Mae Pool BM5466	2.5000	10/01/43	377,132
400,197	Fannie Mae Pool BM5975	3.0000	12/01/45	368,584
354,672	Fannie Mae Pool MA2806	3.0000	11/01/46	322,828
369,806	Fannie Mae Pool BM5976	3.0000	02/01/47	340,626
891,404	Fannie Mae Pool BP5878	2.5000	06/01/50	764,873
1,292,864	Fannie Mae Pool MA4096	2.5000	08/01/50	1,108,945
1,485,074	Fannie Mae Pool MA4306	2.5000	04/01/51	1,272,883
1,494,694	Fannie Mae Pool MA4326	2.5000	05/01/51	1,276,884
1,697,024	Fannie Mae Pool MA4327	3.0000	05/01/51	1,506,399

See accompanying notes to financial statements.

E V E N T I D E	20

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Balanced Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	December 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 20.4% (Continued)
	AGENCY FIXED RATE — 12.5% (Continued)
1,795,636	Fannie Mae Pool MA4356	2.5000	06/01/51	$1,531,006
2,181,139	Fannie Mae Pool MA4379	2.5000	07/01/51	1,862,164
3,481,216	Fannie Mae Pool CB2661	3.0000	01/01/52	3,112,412
3,359,255	Fannie Mae Pool MA4600	3.5000	05/01/52	3,087,564
3,148,600	Fannie Mae Pool MA4625	3.5000	06/01/52	2,893,951
2,539,748	Fannie Mae Pool MA4655	4.0000	07/01/52	2,408,003
3,197,733	Fannie Mae Pool MA4916	4.0000	02/01/53	3,029,327
705,423	Freddie Mac Pool ZS9163	3.0000	09/01/33	667,701
635,429	Freddie Mac Pool ZS9382	3.0000	09/01/43	585,226
596,946	Freddie Mac Pool SD8089	2.5000	07/01/50	512,808
1,302,717	Freddie Mac Pool SD8122	2.5000	01/01/51	1,115,596
1,822,971	Freddie Mac Pool RA5696	2.5000	08/01/51	1,554,770
2,952,692	Freddie Mac Pool SD8214	3.5000	05/01/52	2,713,692
2,831,864	Freddie Mac Pool SD8238	4.5000	08/01/52	2,750,030
3,139,973	Freddie Mac Pool SD8288	5.0000	01/01/53	3,112,188
1,938,121	Freddie Mac Pool SD3026	5.0000	06/01/53	1,922,145
331,546	Ginnie Mae II Pool MA3375	3.0000	01/20/46	305,587
				43,279,751
	AGENCY MBS OTHER — 0.9%
3,068,278	Fannie Mae Pool MA4805	4.5000	11/01/52	2,979,613

	GOVERNMENT OWNED, NO GUARANTEE — 3.6%
1,500,000	Federal Home Loan Mortgage Corporation	5.0000	09/18/28	1,503,369
2,500,000	Federal Home Loan Mortgage Corporation	6.2500	07/15/32	2,905,500
2,900,000	Federal National Mortgage Association	6.2500	05/15/29	3,222,332
4,350,000	Federal National Mortgage Association	0.8750	08/05/30	3,552,954
1,000,000	Federal National Mortgage Association	5.6250	07/15/37	1,135,386
				12,319,541
	GOVERNMENT SPONSORED — 3.4%
1,500,000	Federal Farm Credit Banks Funding Corporation	4.8750	11/01/28	1,567,385
2,750,000	Federal Farm Credit Banks Funding Corporation	4.6250	04/05/29	2,839,342
1,000,000	Federal Farm Credit Banks Funding Corporation	3.1250	04/26/30	939,956
1,250,000	Federal Farm Credit Banks Funding Corporation	1.7300	09/22/31	1,035,277
2,000,000	Federal Farm Credit Banks Funding Corporation	4.3750	03/03/33	2,015,556

See accompanying notes to financial statements.

E V E N T I D E	21

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Balanced Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	December 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 20.4% (Continued)
	GOVERNMENT SPONSORED — 3.4% (Continued)
2,000,000	Federal Home Loan Mortgage Corporation	5.2000	05/17/24	$1,998,462
1,350,000	Federal Home Loan Mortgage Corporation	5.2500	12/09/24	1,349,297
				11,745,275
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $74,972,462)			70,324,180

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 0.0%[8]
	MONEY MARKET FUNDS - 0.0% [8]
108,428	Fidelity Government Portfolio, Class I, 5.24% (Cost $108,428)[9]			108,428

	TOTAL INVESTMENTS - 98.4% (Cost $310,583,395)			$339,220,305
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.6%			5,547,653
	NET ASSETS - 100.0%			$344,767,958

LLC	- Limited Liability Company

L.P.	- Limited Partnership

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR3M	CME Term SOFR 3 Month

1.	Non-income producing security.

2.	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2023 the total market value of 144A securities is $20,841,082 or 6.0% of net assets.

3.	Illiquid security. The total fair value of these securities as of December 31, 2023 was $3,800,000, representing 1.1% of net assets.

4.	The value of this security has been determined in good faith under policies of the Board of Trustees.

5.	Private investment.

6.	Restricted security.

7.	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

8.	Percentage rounds to less than 0.1%.

9.	Rate disclosed is the seven day effective yield as of December 31, 2023.

See accompanying notes to financial statements.

E V E N T I D E	22

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 3.1%
	AUTO LOAN — 1.9%
1,375,000	CarMax Auto Owner Trust Series 2020-4 C		1.3000	08/17/26	$1,316,816
1,000,000	CarMax Auto Owner Trust Series 2021-2 C		1.3400	02/16/27	937,713
					2,254,529
	OTHER ABS — 1.2%
1,350,000	PFS Financing Corporation Series 2020-G A1		0.9700	02/15/26	1,342,099
	TOTAL ASSET BACKED SECURITIES (Cost $3,734,542)				3,596,628

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 45.7%
	AUTOMOTIVE — 0.4%
500,000	Dana, Inc.		4.2500	09/01/30	443,804

	BANKING — 3.3%
1,700,000	Bank of America Corporation Series N2	TSFR3M + 1.132%	2.4560	10/22/25	1,655,944
2,110,000	JPMorgan Chase & Company[2]	SOFRRATE + 1.330%	6.0700	10/22/27	2,172,458
					3,828,402
	BIOTECH & PHARMA — 1.5%
1,750,000	Zoetis, Inc.		3.9000	08/20/28	1,714,683

	ELEC & GAS MARKETING & TRADING — 0.4%
500,000	Consolidated Edison Company of New York, Inc.		3.9500	04/01/50	419,879

	ELECTRIC UTILITIES — 12.1%
1,500,000	Ameren Illinois Company		5.9000	12/01/52	1,687,497
2,000,000	DTE Electric Company		3.9500	03/01/49	1,687,425
2,000,000	Duke Energy Florida, LLC		2.5000	12/01/29	1,787,231
650,000	Interstate Power and Light Company		3.5000	09/30/49	485,124
1,750,000	MidAmerican Energy Company		4.2500	07/15/49	1,533,635
1,400,000	National Rural Utilities Cooperative Finance Corporation		1.3500	03/15/31	1,101,680
675,000	NextEra Energy Capital Holdings, Inc.		5.0500	02/28/33	678,051
500,000	NextEra Energy Capital Holdings, Inc.2	US0003M + 2.409%	4.8000	12/01/77	433,696
2,425,000	Northern States Power Company		2.9000	03/01/50	1,710,046

See accompanying notes to financial statements.

E V E N T I D E	23

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	December 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 45.7% (Continued)
	ELECTRIC UTILITIES — 12.1% (Continued)
1,450,000	Public Service Company of Oklahoma		3.1500	08/15/51	$999,473
2,450,000	Wisconsin Public Service Corporation		2.8500	12/01/51	1,630,161
					13,734,019
	ELECTRICAL EQUIPMENT — 1.5%
1,500,000	Lennox International, Inc.		5.5000	09/15/28	1,542,674

	ENGINEERING & CONSTRUCTION — 2.8%
850,000	Installed Building Products, Inc.[1]		5.7500	02/01/28	829,188
750,000	MasTec, Inc.[1]		4.5000	08/15/28	705,828
1,900,000	Quanta Services, Inc.		2.9000	10/01/30	1,672,895
					3,207,911
	HOME CONSTRUCTION — 0.5%
625,000	M/I Homes, Inc.		3.9500	02/15/30	556,874

	INDUSTRIAL SUPPORT SERVICES — 0.5%
625,000	United Rentals North America, Inc.		4.8750	01/15/28	610,021

	INSTITUTIONAL FINANCIAL SERVICES — 3.6%
2,225,000	Morgan Stanley[2]	SOFRRATE + 0.745%	0.8640	10/21/25	2,137,910
1,900,000	Nasdaq, Inc.		5.3500	06/28/28	1,957,239
					4,095,149
	INSURANCE — 0.4%
500,000	Aflac, Inc.		1.1250	03/15/26	461,931

	MACHINERY — 1.5%
650,000	Mueller Water Products, Inc.[1]		4.0000	06/15/29	592,871
1,250,000	Xylem, Inc./NY		1.9500	01/30/28	1,131,407
					1,724,278
	OIL & GAS PRODUCERS — 2.3%
1,150,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	1,099,100
1,650,000	Diamondback Energy, Inc.		3.5000	12/01/29	1,535,294
					2,634,394

See accompanying notes to financial statements.

E V E N T I D E	24

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	December 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 45.7% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 5.9%
1,600,000	Alexandria Real Estate Equities, Inc.		4.7500	04/15/35	$1,556,599
1,500,000	American Tower Corporation		4.0500	03/15/32	1,408,106
500,000	AvalonBay Communities, Inc.		2.0500	01/15/32	419,973
1,750,000	Equinix, Inc.		3.9000	04/15/32	1,629,102
375,000	HAT Holdings I, LLC/HAT Holdings II, LLC[1]		3.3750	06/15/26	352,682
1,500,000	Welltower OP, LLC		3.8500	06/15/32	1,390,512
					6,756,974
	RETAIL - DISCRETIONARY — 0.3%
375,000	Builders FirstSource, Inc.[1]		4.2500	02/01/32	338,786

	SEMICONDUCTORS — 1.7%
1,700,000	NXP BV/NXP Funding, LLC/NXP USA, Inc.		2.5000	05/11/31	1,446,533
600,000	Synaptics, Inc.[1]		4.0000	06/15/29	539,005
					1,985,538
	SOFTWARE — 3.8%
1,000,000	Intuit, Inc.		5.1250	09/15/28	1,035,109
2,000,000	Roper Technologies, Inc.		4.2000	09/15/28	1,968,937
1,250,000	Workday, Inc.		3.7000	04/01/29	1,201,990
375,000	Workday, Inc.		3.8000	04/01/32	349,786
					4,555,822
	TECHNOLOGY SERVICES — 1.6%
1,750,000	Verisk Analytics, Inc.		5.7500	04/01/33	1,881,596

	WHOLESALE - CONSUMER STAPLES — 1.4%
1,875,000	Sysco Corporation		2.4000	02/15/30	1,657,468
	TOTAL CORPORATE BONDS (Cost $54,678,145)				52,150,203

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 4.9%
	COMBINED UTILITIES — 0.9%
1,000,000	City of Tacoma, WA Electric System Revenue		5.6410	01/01/27	1,029,279

See accompanying notes to financial statements.

E V E N T I D E	25

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	December 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 4.9% (Continued)
	MISCELLANEOUS TAX — 0.8%
900,000	Commonwealth of Massachusetts	3.6390	07/15/24	$892,738

	MULTI-FAMILY HOUSING — 0.7%
250,000	Maine State Housing Authority	0.4000	11/15/24	243,627
500,000	New York City Housing Development Corporation	0.6500	11/01/25	468,689
100,000	New York State Housing Finance Agency	0.7000	11/01/25	93,369
				805,685
	SINGLE-FAMILY HOUSING — 0.7%
406,588	Minnesota Housing Finance Agency	1.5800	02/01/51	307,406
480,000	Texas Department of Housing & Community Affairs	0.5000	07/01/24	473,063
				780,469
	STATE — 0.9%
1,250,000	State of Oregon	2.3370	11/01/33	1,028,630

	WATER AND SEWER — 0.9%
1,500,000	City of Aurora, CO Water Revenue	2.6260	08/01/41	1,122,300
	TOTAL MUNICIPAL BONDS (Cost $6,527,589)			5,659,101

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 43.4%
	AGENCY FIXED RATE — 26.6%
842,367	Fannie Mae Pool BO9355	3.0000	03/01/50	753,535
1,872,860	Fannie Mae Pool MA4120	2.5000	09/01/50	1,607,016
724,656	Fannie Mae Pool FM4720	3.0000	10/01/50	648,237
1,893,509	Fannie Mae Pool CA8256	2.5000	12/01/50	1,617,098
683,822	Fannie Mae Pool MA4307	3.0000	04/01/51	607,795
1,995,238	Fannie Mae Pool CB0199	3.0000	04/01/51	1,770,635
1,633,871	Fannie Mae Pool MA4379	2.5000	07/01/51	1,394,930
907,907	Fannie Mae Pool MA4600	3.5000	05/01/52	834,477
2,184,255	Fannie Mae Pool MA4625	3.5000	06/01/52	2,007,599
1,739,230	Fannie Mae Pool MA4700	4.0000	08/01/52	1,647,903
1,240,911	Fannie Mae Pool MA4916	4.0000	02/01/53	1,175,560

See accompanying notes to financial statements.

E V E N T I D E	26

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	December 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 43.4% (Continued)
	AGENCY FIXED RATE — 26.6% (Continued)
996,927	Freddie Mac Pool SD8090	2.0000	09/01/50	$820,962
1,726,168	Freddie Mac Pool SD8128	2.0000	02/01/51	1,418,793
1,044,624	Freddie Mac Pool RA5696	2.5000	08/01/51	890,936
1,585,128	Freddie Mac Pool SD8206	3.0000	04/01/52	1,405,480
2,366,899	Freddie Mac Pool RA7587	3.5000	06/01/52	2,183,057
2,099,298	Freddie Mac Pool SD8237	4.0000	08/01/52	1,989,051
2,169,573	Freddie Mac Pool SD8238	4.5000	08/01/52	2,106,878
2,148,402	Freddie Mac Pool SD8288	5.0000	01/01/53	2,129,391
2,131,934	Freddie Mac Pool SD3026	5.0000	06/01/53	2,114,359
1,173,556	Freddie Mac Pool SD8332	6.0000	06/01/53	1,192,953
				30,316,645
	AGENCY MBS OTHER — 1.8%
2,178,243	Fannie Mae Pool MA4805	4.5000	11/01/52	2,115,298

	GOVERNMENT OWNED, NO GUARANTEE — 5.6%
1,900,000	Federal Home Loan Mortgage Corporation	6.2500	07/15/32	2,208,180
2,000,000	Federal National Mortgage Association	6.2500	05/15/29	2,222,297
1,700,000	Federal National Mortgage Association	5.6250	07/15/37	1,930,157
				6,360,634
	GOVERNMENT SPONSORED — 9.4%
1,000,000	Federal Farm Credit Banks Funding Corporation	4.5000	09/22/28	1,027,137
1,520,000	Federal Farm Credit Banks Funding Corporation	4.8750	11/01/28	1,588,284
1,000,000	Federal Farm Credit Banks Funding Corporation	4.2500	12/15/28	1,015,873
1,000,000	Federal Farm Credit Banks Funding Corporation	4.1250	01/11/29	1,010,786
1,425,000	Federal Farm Credit Banks Funding Corporation	4.5000	03/09/29	1,459,315
1,550,000	Federal Farm Credit Banks Funding Corporation	4.6250	04/05/29	1,600,357
2,000,000	Federal Farm Credit Banks Funding Corporation	4.3750	10/24/29	2,032,852
1,100,000	Federal Farm Credit Banks Funding Corporation	4.0000	02/09/33	1,077,750
				10,812,354
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $49,790,840)			49,604,931

	TOTAL INVESTMENTS - 97.1% (Cost $114,731,116)			$111,010,863
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.9%			3,373,910
	NET ASSETS - 100.0%			$114,384,773

LLC	- Limited Liability Company

L.P.	- Limited Partnership

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR3M	CME Term SOFR 3 Month

US0003M	ICE LIBOR USD 3 Month

1.	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2023 the total market value of 144A securities is $4,700,459 or 4.1% of net assets.

2.	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

See accompanying notes to financial statements.

E V E N T I D E	27

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Dividend Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.9%
	AUTOMOTIVE - 0.8%
58,419	Aptiv PLC[1]	$5,241,353

	BANKING - 0.9%
70,000	Pinnacle Financial Partners, Inc.	6,105,400

	BIOTECH & PHARMA - 1.8%
438,210	Royalty Pharma plc, Class A	12,309,319

	CHEMICALS - 6.8%
82,851	Cabot Corporation	6,918,059
759,213	Element Solutions, Inc.	17,568,189
69,679	Sherwin-Williams Company (The)	21,732,879
		46,219,127
	DATA CENTER REIT - 0.9%
7,322	Equinix, Inc.	5,897,066

	DIVERSIFIED INDUSTRIALS - 3.0%
280,056	Pentair PLC	20,362,872

	ELECTRIC UTILITIES - 5.6%
220,926	CMS Energy Corporation	12,829,172
89,050	Sempra Energy	6,654,707
133,793	Southern Company (The)	9,381,565
231,996	Vistra Corporation	8,936,486
		37,801,930
	ELECTRICAL EQUIPMENT - 10.5%
611,190	nVent Electric PLC	36,115,217
142,594	Trane Technologies PLC	34,778,677
		70,893,894
	HEALTH CARE FACILITIES & SERVICES - 1.2%
125,461	Encompass Health Corporation	8,370,758

See accompanying notes to financial statements.

E V E N T I D E	28

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Dividend Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	HOME CONSTRUCTION - 2.7%
120,162	DR Horton, Inc.	$18,262,221

	INDUSTRIAL REIT - 2.9%
109,416	EastGroup Properties, Inc.	20,082,212

	INDUSTRIAL SUPPORT SERVICES - 3.9%
134,721	Ferguson PLC	26,010,584

	INSTITUTIONAL FINANCIAL SERVICES - 2.3%
131,274	Houlihan Lokey, Inc.	15,741,065

	INSURANCE - 3.3%
98,879	Arthur J Gallagher & Company	22,235,910

	MACHINERY - 1.5%
46,709	IDEX Corporation	10,140,991

	MEDICAL EQUIPMENT & DEVICES - 6.0%
169,280	Bruker Corporation	12,438,694
8,480	Mettler-Toledo International, Inc.[1]	10,285,901
78,869	STERIS plc	17,339,350
		40,063,945
	OIL & GAS PRODUCERS - 7.9%
86,765	Diamondback Energy, Inc.	13,455,516
208,358	Targa Resources Corporation	18,100,059
630,611	Williams Companies, Inc. (The)	21,964,182
		53,519,757
	RETAIL - DISCRETIONARY - 5.1%
28,434	Group 1 Automotive, Inc.	8,664,977
78,446	Lithia Motors, Inc.	25,830,698
		34,495,675
	SEMICONDUCTORS - 6.4%
89,456	Entegris, Inc.	10,718,618

See accompanying notes to financial statements.

E V E N T I D E	29

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Dividend Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	December 31, 2023

Shares				Fair Value
	COMMON STOCKS — 97.9% (Continued)
	SEMICONDUCTORS - 6.4% (Continued)
55,863	KLA Corporation			$32,473,162
				43,191,780
	SOFTWARE - 9.6%
43,867	Palo Alto Networks, Inc.[1]			12,935,501
60,043	Roper Technologies, Inc.			32,733,642
35,529	Synopsys, Inc.[1]			18,294,237
				63,963,380
	TECHNOLOGY SERVICES - 8.3%
141,016	CDW Corporation			32,055,758
22,679	MSCI, Inc.			12,828,376
46,547	Verisk Analytics, Inc.			11,118,216
				56,002,350
	TRANSPORTATION & LOGISTICS - 3.0%
49,200	Old Dominion Freight Line, Inc.			19,942,236

	WHOLESALE - CONSUMER STAPLES - 1.0%
94,105	Sysco Corporation			6,881,899

	WHOLESALE - DISCRETIONARY - 2.5%
42,791	Pool Corporation			17,061,200
	TOTAL COMMON STOCKS (Cost $537,342,258)			660,796,924

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 0.5%
	ASSET MANAGEMENT — 0.5%
3,250,000	Vision Fund International[2,3,4,5]	5.2600	11/30/25	3,250,000
	TOTAL CORPORATE BONDS (Cost $3,250,000)			3,250,000

See accompanying notes to financial statements.

E V E N T I D E	30

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Dividend Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	December 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.0%[6]
	MONEY MARKET FUNDS - 0.0%[6]
108,779	Fidelity Government Portfolio, Class I, 5.24% (Cost $108,779)[7]	$108,779

	TOTAL INVESTMENTS - 98.4% (Cost $540,701,037)	$664,155,703
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.6%	10,888,264
	NET ASSETS - 100.0%	$675,043,967

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

1.	Non-income producing security.

2.	Illiquid security. The total fair value of these securities as of December 31, 2023 was $3,250,000, representing 0.5% of net assets.

3.	The value of this security has been determined in good faith under policies of the Board of Trustees.

4.	Private investment.

5.	Restricted security.

6.	Percentage rounds to less than 0.1%.

7.	Rate disclosed is the seven day effective yield as of December 31, 2023.

See accompanying notes to financial statements.

E V E N T I D E	31

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Exponential Technologies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 96.4%
	ADVERTISING & MARKETING - 2.7%
48,389	Trade Desk, Inc. (The), Class A1	$3,482,072

	BIOTECH & PHARMA - 2.6%
41,723	TransMedics Group, Inc.[1]	3,293,196

	CONSUMER SERVICES - 4.3%
283,836	Coursera, Inc.[1]	5,497,903

	MEDICAL EQUIPMENT & DEVICES - 1.6%
10,594	Shockwave Medical, Inc.[1]	2,018,793

	SEMICONDUCTORS - 14.2%
27,356	Entegris, Inc.	3,277,796
5,560	KLA Corporation	3,232,028
5,125	Lam Research Corporation	4,014,208
42,313	Lattice Semiconductor Corporation[1]	2,919,174
7,448	Monolithic Power Systems, Inc.	4,698,050
		18,141,256
	SOFTWARE - 56.1%
398,774	Arteris, Inc.[1]	2,348,779
40,215	BILL Holdings, Inc.[1]	3,281,142
1,934	Constellation Software, Inc.	4,805,313
20,003	Crowdstrike Holdings, Inc., Class A1	5,107,166
29,529	Datadog, Inc., Class A1	3,584,230
231,433	Dlocal Ltd./Uruguay[1]	4,094,050
118,500	DoubleVerify Holdings, Inc.[1]	4,358,430
38,818	Five9, Inc.[1]	3,054,588
212,071	Flywire Corporation[1]	4,909,444
98,563	Global-e Online Ltd.[1]	3,906,052
5,497	HubSpot, Inc.[1]	3,191,228
85,983	Intapp, Inc.[1]	3,269,074
29,932	Monday.com Ltd.[1]	5,621,528
8,958	MongoDB, Inc.[1]	3,662,478
21,168	Palo Alto Networks, Inc.[1]	6,242,019

See accompanying notes to financial statements.

E V E N T I D E	32

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Exponential Technologies Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	December 31, 2023

Shares				Fair Value
	COMMON STOCKS — 96.4% (Continued)
	SOFTWARE - 56.1% (Continued)
47,673	Procore Technologies, Inc.[1]			$3,299,925
35,231	Sprout Social, Inc., Class A1			2,164,593
8,938	Synopsys, Inc.[1]			4,602,266
				71,502,305
	TECHNOLOGY HARDWARE & EQUIPMENT - 10.3%
366,015	Xometry, Inc.[1]			13,143,599

	TECHNOLOGY SERVICES - 4.6%
156,895	Adyen N.V. - ADR[1]			2,020,808
213,111	Toast, Inc., Class A1			3,891,407
				5,912,215
	TOTAL COMMON STOCKS (Cost $87,928,498)			122,991,339

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 0.6%
	ASSET MANAGEMENT — 0.6%
750,000	Vision Fund International[2,3,4,5]	5.2600	11/30/25	750,000
	TOTAL CORPORATE BONDS (Cost $750,000)			750,000

Shares				Fair Value
	WARRANT — 0.0%[6]
	SOFTWARE - 0.0%[6]
1,934	Constellation Software, Inc. (Canada)[1,2,3]			—

	TOTAL WARRANT (Cost $–)			—

See accompanying notes to financial statements.

E V E N T I D E	33

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Exponential Technologies Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	December 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.0%[6]
	MONEY MARKET FUNDS - 0.0%[6]
12,195	Fidelity Government Portfolio, Class I, 5.24% (Cost $12,195)[7]	$12,195

	TOTAL INVESTMENTS - 97.0% (Cost $88,690,693)	$123,753,534
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.0%	3,879,146
	NET ASSETS - 100.0%	$127,632,680

ADR	- American Depositary Receipt

LTD	- Limited Company

N.V.	- Naamioze Vennootschap

1.	Non-income producing security.

2.	Illiquid security. The total fair value of these securities as of December 31, 2023 was $750,000, representing 0.6% of net assets.

3.	The value of this security has been determined in good faith under policies of the Board of Trustees.

4.	Private investment.

5.	Restricted security.

6.	Percentage rounds to less than 0.1%.

7.	Rate disclosed is the seven day effective yield as of December 31, 2023.

See accompanying notes to financial statements.

E V E N T I D E	34

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Gilead Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 94.5%
	ADVERTISING & MARKETING - 1.8%
968,934	Trade Desk, Inc. (The), Class A1	$69,724,491

	AUTOMOTIVE - 2.2%
719,700	Aptiv PLC[1]	64,571,484
177,081	Autoliv, Inc.	19,512,555
		84,084,039
	BIOTECH & PHARMA - 12.7%
2,568,543	Ardelyx, Inc.[1]	15,924,967
155,276	Argenx S.E. - ADR[1]	59,071,649
180,735	Ascendis Pharma A/S - ADR[1]	22,763,573
1,816,449	Celldex Therapeutics, Inc.[1]	72,040,367
1,344,376	Collegium Pharmaceutical, Inc.[1]	41,379,893
1,306,685	Dynavax Technologies Corporation[1]	18,267,456
2,717,741	Guardant Health, Inc.[1]	73,514,894
1,183,563	Mirum Pharmaceuticals, Inc.[1]	34,938,780
228,572	Mirum Pharmaceuticals, Inc. PIPE[1,2,3,6]	6,747,445
447,712	Scholar Rock Holding Corporation[1]	8,416,986
737,946	TransMedics Group, Inc.[1]	58,246,078
4,976,164	Zentalis Pharmaceuticals, Inc.[1,2]	75,388,884
		486,700,972
	COMMERCIAL SUPPORT SERVICES - 3.7%
490,000	Rollins, Inc.	21,398,300
804,000	Waste Connections, Inc.	120,013,080
		141,411,380
	CONSUMER SERVICES - 1.9%
3,651,040	Coursera, Inc.[1]	70,720,645

	ELECTRICAL EQUIPMENT - 4.5%
125,900	Novanta, Inc.[1]	21,202,819
613,600	Trane Technologies PLC	149,657,040
		170,859,859
	FORESTRY, PAPER & WOOD PRODUCTS - 1.9%
882,000	Trex Company, Inc.[1]	73,020,780

See accompanying notes to financial statements.

E V E N T I D E	35

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Gilead Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	HOME CONSTRUCTION - 2.5%
622,000	DR Horton, Inc.	$94,531,560

	MEDICAL EQUIPMENT & DEVICES - 8.4%
517,376	Exact Sciences Corporation[1]	38,275,477
222,138	IDEXX Laboratories, Inc.[1]	123,297,697
75,000	Intuitive Surgical, Inc.[1]	25,302,000
63,357	Mettler-Toledo International, Inc.[1]	76,849,507
296,536	Shockwave Medical, Inc.[1]	56,507,900
		320,232,581
	OIL & GAS PRODUCERS - 1.8%
301,000	Cheniere Energy, Inc.	51,383,710
214,336	Targa Resources Corporation	18,619,368
		70,003,078
	RETAIL - DISCRETIONARY - 4.1%
171,076	Lithia Motors, Inc.	56,331,905
343,096	Lowe’s Companies, Inc.	76,356,015
30,033	O’Reilly Automotive, Inc.[1]	28,533,753
		161,221,673
	SEMICONDUCTORS - 6.7%
69,000	ASML Holding N.V.	52,227,480
397,941	Entegris, Inc.	47,681,291
79,558	Lam Research Corporation	62,314,598
512,605	Lattice Semiconductor Corporation[1]	35,364,619
90,818	Monolithic Power Systems, Inc.	57,286,178
		254,874,166
	SOFTWARE - 29.1%
482,524	BILL Holdings, Inc.[1]	39,369,133
475,426	Crowdstrike Holdings, Inc., Class A1	121,385,765
760,909	Datadog, Inc., Class A1	92,359,134
5,186,803	Dlocal Ltd./Uruguay[1]	91,754,545
1,800,728	DoubleVerify Holdings, Inc.[1]	66,230,776
1,339,339	Evolent Health, Inc., Class A1	44,238,367
664,271	Five9, Inc.[1]	52,271,485
3,987,738	Flywire Corporation[1]	92,316,135

See accompanying notes to financial statements.

E V E N T I D E	36

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Gilead Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	SOFTWARE - 29.1% (Continued)
2,363,795	Global-e Online Ltd.[1]	$93,677,196
135,642	HubSpot, Inc.[1]	78,745,607
377,653	Monday.com Ltd.[1]	70,927,010
44,000	MongoDB, Inc.[1]	17,989,400
335,344	Palo Alto Networks, Inc.[1]	98,886,239
159,400	Roper Technologies, Inc.	86,900,098
550,849	Sprout Social, Inc., Class A1	33,844,163
89,331	Workday, Inc., Class A1	24,660,716
		1,105,555,769
	TECHNOLOGY HARDWARE & EQUIPMENT - 5.0%
5,320,474	Xometry, Inc.[1,2]	191,058,222

	TECHNOLOGY SERVICES - 1.6%
3,434,299	Toast, Inc., Class A1	62,710,300

	TRANSPORTATION & LOGISTICS - 4.1%
220,000	GXO Logistics, Inc.[1]	13,455,200
355,049	Old Dominion Freight Line, Inc.	143,912,011
		157,367,211
	WHOLESALE - DISCRETIONARY - 2.5%
237,000	Pool Corporation	94,494,270
	TOTAL COMMON STOCKS (Cost $2,308,446,065)	3,608,570,996

Shares		Fair Value
	CONTINGENT VALUE RIGHTS — 0.1%
	BIOTECH & PHARMA - 0.1%
3,982,940	Peloton Therapeutics, Inc. - CVR[1,3,4,5,6]	3,365,186
	TOTAL CONTINGENT VALUE RIGHTS (Cost $–)	3,365,186

See accompanying notes to financial statements.

E V E N T I D E	37

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Gilead Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	December 31, 2023

Shares				Fair Value
	PRIVATE INVESTMENTS — 0.6%
	MEDICAL EQUIPMENT & DEVICES — 0.6%
1,881,322	Beta Bionics, Inc. Series B1,2,3,4,5,6			10,046,259
665,474	Beta Bionics, Inc. Series B2[1,2,3,4,5,6]			3,613,525
964,052	Beta Bionics, Inc. Series C1,2,3,4,5,6			4,993,787
714,286	Beta Bionics, Inc. Series D1,2,3,4,5,6			3,935,716
				22,589,287
	TOTAL PRIVATE INVESTMENTS (Cost $43,399,900)			22,589,287

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 1.1%
	ASSET MANAGEMENT — 1.1%
12,000,000	Calvert Impact Capital, Inc.[3]	1.5000	11/15/24	12,000,000
2,000,000	Hope Global International[3,4,5,6]	4.0000	01/07/28	2,000,000
5,000,000	Vision Fund International[3,4,5,6]	4.7400	05/16/25	5,000,000
5,000,000	Vision Fund International[3,4,5,6]	5.9030	09/19/25	5,000,000
9,000,000	Vision Fund International[3,4,5,6]	5.2600	11/30/25	9,000,000
5,000,000	Vision Fund International[3,4,5,6]	3.1500	12/15/25	5,000,000
5,000,000	Vision Fund International[3,4,5,6]	3.2230	12/15/26	5,000,000
				43,000,000
	TOTAL CORPORATE BONDS (Cost $43,000,000)			43,000,000

Shares				Fair Value
	WARRANT — 0.1%
	MEDICAL EQUIPMENT & DEVICES - 0.1%
241,013	Beta Bionics, Inc. Series C Warrant[1,2,3,4,5,6]			1,274,959
500,000	Beta Bionics, Inc. Series D Warrant[1,2,3,4,5,6]			2,020,000
				3,294,959
	TOTAL WARRANT (Cost $–)			3,294,959

See accompanying notes to financial statements.

E V E N T I D E	38

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Gilead Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	December 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.1%
	MONEY MARKET FUNDS - 0.1%
5,063,928	Fidelity Government Portfolio, Class I, 5.24% (Cost $5,063,928)[7]	$5,063,928

	TOTAL INVESTMENTS - 96.5% (Cost $2,399,909,893)	$3,685,884,356
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.5%	134,526,254
	NET ASSETS - 100.0%	$3,820,410,610

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

CVR	- Contingent Value Rights

LTD	- Limited Company

N.V.	- Naamioze Vennootschap

PIPE	- Private Investment in Public Equity

PLC	- Public Limited Company

1.	Non-income producing security.

2.	Affiliated Company – Eventide Gilead Fund holds in excess of 5% of outstanding voting securities of this security.

3.	Illiquid security. The total fair value of these securities as of December 31, 2023 was $78,996,877, representing 2.1% of net assets.

4.	The value of this security has been determined in good faith under policies of the Board of Trustees.

5.	Private investment.

6.	Restricted security.

7.	Rate disclosed is the seven day effective yield as of December 31, 2023.

See accompanying notes to financial statements.

E V E N T I D E	39

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Healthcare & Life Sciences Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 92.3%
	BIOTECH & PHARMA - 74.5%
809,391	ACADIA Pharmaceuticals, Inc.[1]	$25,342,032
12,178	Aerovate Therapeutics, Inc.[1]	275,588
87,000	Alnylam Pharmaceuticals, Inc.[1]	16,652,670
1,116,837	Amylyx Pharmaceuticals, Inc.[1]	16,439,841
427,000	AnaptysBio, Inc.[1]	9,146,340
209,794	Apellis Pharmaceuticals, Inc.[1]	12,558,269
240,000	Arcus Biosciences, Inc.[1]	4,584,000
4,235,000	Ardelyx, Inc.[1]	26,257,000
88,651	Argenx S.E. - ADR[1]	33,725,500
313,289	Arrowhead Pharmaceuticals, Inc.[1]	9,586,643
5,802,682	Aura Biosciences, Inc.[1,2]	51,411,763
346,712	Axsome Therapeutics, Inc.[1]	27,594,808
261,360	Beam Therapeutics, Inc.[1]	7,114,219
401,101	Biohaven Ltd.[1]	17,167,123
312,374	Blueprint Medicines Corporation[1]	28,813,378
579,414	Bridgebio Pharma, Inc.[1]	23,390,943
137,513	Bridgebio Pharma, Inc. PIPE[1,3,6,7]	5,551,400
1,812,364	Celldex Therapeutics, Inc.[1]	71,878,355
490,000	Cerevel Therapeutics Holdings, Inc.[1]	20,776,000
2,232,968	Cogent Biosciences, Inc.[1]	13,129,852
1,285,217	Collegium Pharmaceutical, Inc.[1]	39,558,979
1,059,633	Crinetics Pharmaceuticals, Inc.[1]	37,701,742
556,000	Cytokinetics, Inc.[1]	46,420,440
1,585,771	Dynavax Technologies Corporation[1]	22,169,079
1,168,310	Guardant Health, Inc.[1]	31,602,786
335,000	Ideaya Biosciences, Inc.[1]	11,919,300
763,000	ImmunoGen, Inc.[1]	22,622,950
121,508	Incyte Corporation[1]	7,629,487
3,179,837	Inozyme Pharma, Inc.[1,2]	13,546,106
635,185	Insmed, Inc.[1]	19,684,383
372,665	Intellia Therapeutics, Inc.[1]	11,362,556
740,554	Ironwood Pharmaceuticals, Inc.[1]	8,471,938
190,000	Karuna Therapeutics, Inc.[1]	60,136,900
580,000	Keros Therapeutics, Inc.[1]	23,060,800
546,325	Korro Bio, Inc.[1,2,3,6]	26,185,357
136,485	Krystal Biotech, Inc.[1]	16,932,329

See accompanying notes to financial statements.

E V E N T I D E	40

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Healthcare & Life Sciences Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 92.3% (Continued)
	BIOTECH & PHARMA – 74.5% (Continued)
2,045,454	Lexeo Therapeutics, Inc.[1,2]	$27,449,993
957,377	Lexeo Therapeutics, Inc.[1,2,3,6]	12,847,999
4,529,997	Marinus Pharmaceuticals, Inc.[1,2]	49,241,067
1,098,318	Mirum Pharmaceuticals, Inc.[1]	32,422,347
152,381	Mirum Pharmaceuticals, Inc. PIPE[1,2,3,6]	4,498,287
445,155	Prothena Corporation plc[1]	16,176,933
361,000	REVOLUTION Medicines, Inc.[1]	10,353,480
490,732	Rocket Pharmaceuticals, Inc.[1]	14,707,238
1,143,938	Roivant Sciences Ltd.[1]	12,846,424
89,219	Sarepta Therapeutics, Inc.[1]	8,603,388
525,000	Scholar Rock Holding Corporation[1]	9,870,000
439,474	TG Therapeutics, Inc.[1]	7,506,216
214,000	TransMedics Group, Inc.[1]	16,891,020
250,000	Turnstone Biologics Corporation[1]	636,250
458,317	Turnstone Biologics, Inc. Series D1,3,6	1,166,417
359,000	Ultragenyx Pharmaceutical, Inc.[1]	17,167,380
607,206	Vaxcyte, Inc.[1]	38,132,537
1,377,781	Verona Pharma plc - ADR[1]	27,390,286
750,000	Viking Therapeutics, Inc.[1]	13,957,500
6,581,258	Zentalis Pharmaceuticals, Inc.[1,2]	99,706,058
		1,241,971,676
	MEDICAL EQUIPMENT & DEVICES - 13.0%
1,430,995	908 Devices, Inc.[1]	16,055,764
565,546	Exact Sciences Corporation[1]	41,839,093
512,914	Inari Medical, Inc.[1]	33,298,377
125,090	Inspire Medical Systems, Inc.[1]	25,447,059
239,135	iRhythm Technologies, Inc.[1]	25,597,010
119,000	Repligen Corporation[1]	21,396,200
198,864	Shockwave Medical, Inc.[1]	37,895,524
564,000	Veracyte, Inc.[1]	15,515,640
		217,044,667
	SOFTWARE - 4.8%
1,298,805	Evolent Health, Inc., Class A1	42,899,529
1,000,000	Privia Health Group, Inc.[1]	23,030,000
1,375,980	R1 RCM, Inc.[1]	14,544,109
		80,473,638
	TOTAL COMMON STOCKS (Cost $1,332,560,404)	1,539,489,981

See accompanying notes to financial statements.

E V E N T I D E	41

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Healthcare & Life Sciences Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	December 31, 2023

Shares		Fair Value
	CONTINGENT VALUE RIGHTS — 0.1%
	BIOTECH & PHARMA - 0.1%
1,528,871	Peloton Therapeutics, Inc. - CVR[1,3,4,5,6]	$1,291,743
	TOTAL CONTINGENT VALUE RIGHTS (Cost $–)	1,291,743

Shares		Fair Value
	PRIVATE INVESTMENTS— 4.2%
	BIOTECH & PHARMA — 3.3%
4,643,043	Arch Oncology, Inc. Series C1[1,3,4,5,6]	128,798
20,482,289	Avalyn Pharma Inc. Series C1[1,3,4,5,6]	15,000,000
295,276	BioSplice Therapeutics, Inc. Series B-1[1,3,4,5,6]	1,470,474
5,000,000	Casma Therapeutics, Inc. Series B1[1,2,3,4,5,6]	1,495,000
5,000,000	Casma Therapeutics, Inc. Series B2[1,2,3,4,5,6]	1,495,000
1,820,413	Casma Therapeutics, Inc. Series C1[1,2,3,4,5,6]	544,303
1,219,013	Casma Therapeutics, Inc. Series C2[1,2,3,4,5,6]	364,485
1,097,561	Flare Therapeutics, Inc. Series A1,3,4,5,6	1,320,366
902,439	Flare Therapeutics, Inc. Series A2[1,3,4,5,6]	1,085,634
1,952,962	Flare Therapeutics, Inc. Series B1,3,4,5,6	2,349,413
928,098	Freenome Holdings, Inc. Series D1,3,4,5,6	6,999,994
5,000,000	Goldfinch Biopharma, Inc. Series A1,2,3,4,5,6	—
8,474,576	Goldfinch Biopharma, Inc. Series B1,2,3,4,5,6	—
4,237,288	Goldfinch Biopharma, Inc. Series B2[1,2,3,4,5,6]	—
763,319	Kojin Therapeutics, Inc. Series A-1[1,3,4,5,6]	467,228
763,319	Kojin Therapeutics, Inc. Series A-2[1,3,4,5,6]	467,228
686,724	Metagenomi Technologies, LLC Series B1,3,4,5,6	9,660,833
98,875	Metagenomi Technologies, LLC Series B-1[1,3,4,5,6]	1,390,974
1,017,770	Prometheus Laboratories, Inc.[1,2,3,4,5,6]	702,261
1,489,958	Shoreline Biosciences Series B1,3,4,5,6	10,295,610
		55,237,601

See accompanying notes to financial statements.

E V E N T I D E	42

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Healthcare & Life Sciences Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	December 31, 2023

Shares				Fair Value
	PRIVATE INVESTMENTS— 4.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 0.9%
940,661	Beta Bionics, Inc. Series B1,2,3,4,5,6			$5,023,128
809,361	Beta Bionics, Inc. Series B2[1,2,3,4,5,6]			4,394,828
482,026	Beta Bionics, Inc. Series C1,2,3,4,5,6			2,496,894
476,190	Beta Bionics, Inc. Series D1,2,3,4,5,6			2,623,807
				14,538,657
	TOTAL PRIVATE INVESTMENTS (Cost $132,293,679)			69,776,258

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 0.2%
	BIOTECH & PHARMA — 0.2%
2,500,000	Biosplice Therapeutics, Inc. Series C PIK[3,4,5,6]	10.5000	03/12/25	2,818,000
	TOTAL CONVERTIBLE BONDS (Cost $2,500,000)			2,818,000

Shares				Fair Value
	WARRANT — 0.1%
	BIOTECH & PHARMA - 0.0%[8]
72,880	Biosplice Therapeutics, Inc. Series C Warrant[1,3,4,5,6]			71,422

	MEDICAL EQUIPMENT & DEVICES - 0.1%
120,500	Beta Bionics, Inc. Series C Warrant[1,2,3,4,5,6]			637,445
333,333	Beta Bionics, Inc. Series D Warrant[1,2,3,4,5,6]			1,346,666
				1,984,111

	TOTAL WARRANT (Cost $–)			2,055,533

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
3,306,956	Fidelity Government Portfolio, Class I, 5.24% (Cost $3,306,956)[9]			3,306,956

	TOTAL INVESTMENTS - 97.1% (Cost $1,470,661,039)			$1,618,738,471
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.9%			48,309,302
	NET ASSETS - 100.0%			$1,667,047,773

ADR	- American Depositary Receipt

CVR	- Contingent Value Rights

LLC	- Limited Liability Company

LTD	- Limited Company

PIK	- Payment in Kind

PIPE	- Private Investment in Public Equity

PLC	- Public Limited Company

1.	Non-income producing security.

2.	Affiliated Company – Eventide Healthcare & Life Sciences Fund holds in excess of 5% of outstanding voting securities of this security.

3.	Illiquid security. The total fair value of these securities as of December 31, 2023 was $126,190,994, representing 7.6% of net assets.

4.	The value of this security has been determined in good faith under policies of the Board of Trustees.

5.	Private investment.

6.	Restricted security.

7.	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2023 the total market value of 144A securities is $5,551,400 or 0.3% of net assets.

8.	Percentage rounds to less than 0.1%.

9.	Rate disclosed is the seven day effective yield as of December 31, 2023.

See accompanying notes to financial statements.

E V E N T I D E	43

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Large Cap Focus Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.0%
	ADVERTISING & MARKETING - 2.9%
12,707	Trade Desk, Inc. (The), Class A1	$914,396

	AUTOMOTIVE - 1.9%
6,724	Aptiv PLC[1]	603,277

	BIOTECH & PHARMA - 4.1%
1,719	Argenx S.E. - ADR[1]	653,959
3,140	Zoetis, Inc.	619,742
		1,273,701
	CHEMICALS - 9.8%
4,549	Linde plc	1,868,320
3,711	Sherwin-Williams Company (The)	1,157,461
		3,025,781
	COMMERCIAL SUPPORT SERVICES - 2.6%
5,417	Waste Connections, Inc.	808,596

	ELECTRICAL EQUIPMENT - 3.4%
4,434	Trane Technologies PLC	1,081,452

	MEDICAL EQUIPMENT & DEVICES - 9.1%
1,115	Align Technology, Inc.[1]	305,510
6,678	Edwards Lifesciences Corporation[1]	509,198
1,663	IDEXX Laboratories, Inc.[1]	923,048
1,629	Intuitive Surgical, Inc.[1]	549,559
433	Mettler-Toledo International, Inc.[1]	525,212
		2,812,527
	RETAIL - DISCRETIONARY - 5.5%
3,115	Lowe’s Companies, Inc.	693,243
1,047	O’Reilly Automotive, Inc.[1]	994,734
		1,687,977
	SEMICONDUCTORS - 11.3%
798	ASML Holding N.V.	604,022
1,034	KLA Corporation	601,064
785	Lam Research Corporation	614,859

See accompanying notes to financial statements.

E V E N T I D E	44

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Large Cap Focus Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 95.0% (Continued)
	SEMICONDUCTORS - 11.3% (Continued)
1,555	NVIDIA Corporation	$770,067
8,736	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	908,544
		3,498,556
	SOFTWARE - 36.0%
379	Constellation Software, Inc.	941,682
3,617	Crowdstrike Holdings, Inc., Class A1	923,492
6,474	Datadog, Inc., Class A1	785,814
1,965	Intuit, Inc.	1,228,184
6,289	Palo Alto Networks, Inc.[1]	1,854,501
1,134	Roper Technologies, Inc.	618,223
1,968	ServiceNow, Inc.[1]	1,390,372
8,905	Shopify, Inc., Class A1	693,700
2,640	Synopsys, Inc.[1]	1,359,362
5,038	Workday, Inc., Class A1	1,390,790
		11,186,120
	TECHNOLOGY SERVICES - 5.9%
4,190	S&P Global, Inc.	1,845,779

	TRANSPORTATION & LOGISTICS - 2.5%
1,878	Old Dominion Freight Line, Inc.	761,210
	TOTAL COMMON STOCKS (Cost $24,709,416)	29,499,372

Shares		Fair Value
	WARRANT — 0.0%[2]
	SOFTWARE - 0.0%[2]
252	Constellation Software, Inc. (Canada)[1,3,4]	—
	TOTAL WARRANT (Cost $–)	—

See accompanying notes to financial statements.

E V E N T I D E	45

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Large Cap Focus Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	December 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 4.4%
	MONEY MARKET FUNDS - 4.4%
1,351,058	First American Government Obligations Fund, Class U, 5.30% (Cost $1,351,058)[5]	$1,351,058

	TOTAL INVESTMENTS - 99.4% (Cost $26,060,474)	$30,850,430
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%	183,182
	NET ASSETS - 100.0%	$31,033,612

ADR	- American Depositary Receipt

LTD	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

1.	Non-income producing security.

2.	Percentage rounds to less than 0.1%.

3.	Illiquid security. The total fair value of these securities as of December 31, 2023 was $0, representing 0.0% of net assets.

4.	The value of this security has been determined in good faith under policies of the Board of Trustees.

5.	Rate disclosed is the seven day effective yield as of December 31, 2023.

See accompanying notes to financial statements.

E V E N T I D E	46

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Limited-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 5.5%
	AUTO LOAN — 3.6%
2,600,000	CarMax Auto Owner Trust Series 2020-4 C		1.3000	08/17/26	$2,489,979
1,000,000	CarMax Auto Owner Trust Series 2021-2 C		1.3400	02/16/27	937,713
1,500,000	CarMax Auto Owner Trust Series 2021-2 D		1.5500	10/15/27	1,402,149
					4,829,841
	OTHER ABS — 1.9%
2,450,000	PFS Financing Corporation Series 2020-G A1		0.9700	02/15/26	2,435,661
	TOTAL ASSET BACKED SECURITIES (Cost $7,567,036)				7,265,502

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 63.0%
	AUTOMOTIVE — 1.1%
1,500,000	Honda Motor Company Ltd.		2.2710	03/10/25	1,454,834

	BANKING — 7.4%
3,000,000	Bank of America Corporation Series N2	TSFR3M + 1.132%	2.4560	10/22/25	2,922,254
2,575,000	JPMorgan Chase & Company[2]	SOFRRATE + 1.330%	6.0700	10/22/27	2,651,223
3,000,000	Royal Bank of Canada		1.1500	07/14/26	2,747,015
1,450,000	Toronto-Dominion Bank (The)		1.2500	12/13/24	1,396,103
					9,716,595
	BIOTECH & PHARMA — 1.5%
2,000,000	Zoetis, Inc.		3.9000	08/20/28	1,959,638

	CONSTRUCTION MATERIALS — 1.0%
1,350,000	Advanced Drainage Systems, Inc.[1]		5.0000	09/30/27	1,304,080

	ELEC & GAS MARKETING & TRADING — 0.7%
1,000,000	Southern Power Company		0.9000	01/15/26	922,063

	ELECTRIC UTILITIES — 11.1%
1,550,000	AES Corporation (The)		1.3750	01/15/26	1,435,330
1,500,000	Avangrid, Inc.		3.1500	12/01/24	1,465,937

See accompanying notes to financial statements.

E V E N T I D E	47

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Limited-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	December 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 63.0% (Continued)
	ELECTRIC UTILITIES — 11.1% (Continued)
1,104,000	CenterPoint Energy, Inc.[2]	SOFRRATE + 0.650%	5.9960	05/13/24	$1,104,016
2,250,000	CMS Energy Corporation		3.8750	03/01/24	2,242,594
2,500,000	Duke Energy Florida, LLC		2.5000	12/01/29	2,234,040
1,275,000	Georgia Power Company		3.2500	04/01/26	1,226,406
2,650,000	MidAmerican Energy Company		3.1000	05/01/27	2,537,463
2,250,000	NextEra Energy Capital Holdings, Inc.		4.9000	02/28/28	2,272,475
					14,518,261
	ELECTRICAL EQUIPMENT — 1.3%
1,700,000	Lennox International, Inc.		5.5000	09/15/28	1,748,364

	ENGINEERING & CONSTRUCTION — 3.1%
1,175,000	Installed Building Products, Inc.[1]		5.7500	02/01/28	1,146,230
1,600,000	MasTec, Inc.[1]		4.5000	08/15/28	1,505,766
1,500,000	Quanta Services, Inc.		0.9500	10/01/24	1,446,117
					4,098,113
	FORESTRY, PAPER & WOOD PRODUCTS — 0.9%
1,375,000	Louisiana-Pacific Corporation[1]		3.6250	03/15/29	1,233,248

	HOME & OFFICE PRODUCTS — 0.9%
1,250,000	Tempur Sealy International, Inc.[1]		4.0000	04/15/29	1,130,074

	HOME CONSTRUCTION — 1.8%
1,375,000	M/I Homes, Inc.		4.9500	02/01/28	1,324,455
1,000,000	Patrick Industries, Inc.[1]		7.5000	10/15/27	1,005,365
					2,329,820
	INDUSTRIAL SUPPORT SERVICES — 1.1%
1,450,000	United Rentals North America, Inc.		3.8750	11/15/27	1,385,043

	INSTITUTIONAL FINANCIAL SERVICES — 3.9%
3,000,000	Morgan Stanley[2]	SOFRRATE + 0.745%	0.8640	10/21/25	2,882,576
2,200,000	Nasdaq, Inc.		5.3500	06/28/28	2,266,276
					5,148,852

See accompanying notes to financial statements.

E V E N T I D E	48

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Limited-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	December 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 63.0% (Continued)
	INSURANCE — 4.9%
3,000,000	Aflac, Inc.		1.1250	03/15/26	$2,771,586
2,300,000	Brown & Brown, Inc.		4.2000	09/15/24	2,276,107
1,425,000	Pacific Life Global Funding II1		1.3750	04/14/26	1,317,969
					6,365,662
	MACHINERY — 2.6%
1,500,000	Mueller Water Products, Inc.[1]		4.0000	06/15/29	1,368,163
2,250,000	Xylem, Inc./NY		1.9500	01/30/28	2,036,533
					3,404,696
	OIL & GAS PRODUCERS — 2.7%
1,650,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	1,576,969
2,150,000	Diamondback Energy, Inc.		3.5000	12/01/29	2,000,535
					3,577,504
	REAL ESTATE INVESTMENT TRUSTS — 6.5%
1,675,000	Alexandria Real Estate Equities, Inc.		3.8000	04/15/26	1,631,681
1,000,000	American Tower Corporation		3.3750	05/15/24	990,824
1,400,000	HAT Holdings I, LLC/HAT Holdings II, LLC[1]		3.3750	06/15/26	1,316,681
2,200,000	Public Storage[2]	SOFRRATE + 0.470%	5.8200	04/23/24	2,199,971
2,500,000	Welltower, Inc.		2.7000	02/15/27	2,347,659
					8,486,816
	RETAIL - DISCRETIONARY — 2.7%
700,000	Asbury Automotive Group, Inc.		4.5000	03/01/28	665,423
2,500,000	AutoZone, Inc.		4.5000	02/01/28	2,486,767
500,000	Builders FirstSource, Inc.[1]		5.0000	03/01/30	483,405
					3,635,595
	SEMICONDUCTORS — 1.0%
1,450,000	Synaptics, Inc.[1]		4.0000	06/15/29	1,302,595

	SOFTWARE — 3.8%
750,000	Intuit, Inc.		5.1250	09/15/28	776,332
2,250,000	Roper Technologies, Inc.		4.2000	09/15/28	2,215,055
2,000,000	Workday, Inc.		3.5000	04/01/27	1,937,515
					4,928,902
	TECHNOLOGY SERVICES — 1.4%
1,900,000	Verisk Analytics, Inc.		4.0000	06/15/25	1,867,313

See accompanying notes to financial statements.

E V E N T I D E	49

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Limited-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	December 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 63.0% (Continued)
	WHOLESALE - CONSUMER STAPLES — 1.6%
1,000,000	Sysco Corporation		3.7500	10/01/25	$976,591
1,250,000	Sysco Corporation		2.4000	02/15/30	1,104,978
					2,081,569
	TOTAL CORPORATE BONDS (Cost $84,826,963)				82,599,637

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 6.5%
	COMBINED UTILITIES — 1.2%
1,525,000	City of Tacoma, WA Electric System Revenue		5.6410	01/01/27	1,569,651

	COUNTY — 0.8%
1,115,000	City & County of Honolulu, HI		2.5180	10/01/26	1,060,021

	MISCELLANEOUS TAX — 1.5%
2,050,000	Commonwealth of Massachusetts		3.6390	07/15/24	2,033,458

	MULTI-FAMILY HOUSING — 0.6%
500,000	New York City Housing Development Corporation		1.9300	02/01/25	483,695
100,000	New York State Housing Finance Agency		0.5000	05/01/24	99,043
250,000	New York State Housing Finance Agency		2.2000	11/01/24	243,999
					826,737
	SINGLE-FAMILY HOUSING — 0.1%
45,000	Maryland Community Development Administration		3.2420	09/01/48	43,691
35,000	Massachusetts Housing Finance Agency		4.0000	06/01/39	34,858
					78,549
	STATE — 0.8%
300,000	State of Oregon		0.7950	05/01/24	295,929
500,000	State of Oregon		0.8120	11/01/24	483,430
300,000	State of Oregon		0.8950	05/01/25	285,275
					1,064,634

See accompanying notes to financial statements.

E V E N T I D E	50

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Limited-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	December 31, 2023

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 6.5% (Continued)
	WATER AND SEWER — 1.5%
2,000,000	Boston Water & Sewer Commission		0.9650	11/01/25	$1,874,899
	TOTAL MUNICIPAL BONDS (Cost $8,863,180)				8,507,949

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 22.2%
	AGENCY FIXED RATE — 1.8%
1,315,929	Freddie Mac Pool RD5050		2.0000	02/01/31	1,233,724
1,207,874	Ginnie Mae II Pool MA7107		2.5000	01/20/36	1,108,566
					2,342,290
	AGENCY HYBRID ARMS — 0.0%[3]
6,190	Ginnie Mae II Pool 82903[2]	H15T1Y + 1.500%	3.6250	08/20/41	6,171

	ARMS — 0.0%[3]
1,711	Fannie Mae Pool 791573[2]	H15T1Y + 2.170%	6.1700	08/01/34	1,708
12	Ginnie Mae II Pool 8375[2]	H15T1Y + 1.500%	3.6250	02/20/24	12
27	Ginnie Mae II Pool 8395[2]	H15T1Y + 1.500%	3.6250	03/20/24	27
8	Ginnie Mae II Pool 8410[2]	H15T1Y + 1.500%	3.8750	04/20/24	8
80	Ginnie Mae II Pool 8421[2]	H15T1Y + 1.500%	3.8750	05/20/24	80
135	Ginnie Mae II Pool 8502[2]	H15T1Y + 1.500%	3.6250	09/20/24	134
210	Ginnie Mae II Pool 8503[2]	H15T1Y + 1.500%	3.6250	09/20/24	209
222	Ginnie Mae II Pool 8565[2]	H15T1Y + 1.500%	3.0000	12/20/24	220
559	Ginnie Mae II Pool 8567[2]	H15T1Y + 1.500%	3.5000	12/20/24	556
1,395	Ginnie Mae II Pool 8595[2]	H15T1Y + 1.500%	3.6250	02/20/25	1,380
398	Ginnie Mae II Pool 8660[2]	H15T1Y + 1.500%	3.6250	07/20/25	395
11,658	Ginnie Mae II Pool 80569[2]	H15T1Y + 1.500%	3.6250	01/20/32	11,721
1,493	Ginnie Mae II Pool 80659[2]	H15T1Y + 1.500%	2.7500	12/20/32	1,472
					17,922
	GOVERNMENT OWNED, NO GUARANTEE — 6.8%
1,000,000	Federal Home Loan Mortgage Corporation		5.8500	08/23/27	999,984
1,250,000	Federal Home Loan Mortgage Corporation		5.0000	09/18/28	1,252,807
2,000,000	Federal Home Loan Mortgage Corporation		6.0000	09/28/28	2,001,017
2,000,000	Federal National Mortgage Association		4.1250	08/28/25	1,990,017

See accompanying notes to financial statements.

E V E N T I D E	51

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Limited-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	December 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 22.2% (Continued)
	GOVERNMENT OWNED, NO GUARANTEE — 6.8% (Continued)
2,400,000	Federal National Mortgage Association		6.2500	05/15/29	$2,666,757
					8,910,582
	GOVERNMENT SPONSORED — 13.6%
2,500,000	Federal Farm Credit Banks Funding Corporation		4.5000	01/10/25	2,498,855
1,500,000	Federal Farm Credit Banks Funding Corporation		4.0000	01/13/26	1,489,667
1,000,000	Federal Farm Credit Banks Funding Corporation		2.9200	04/29/26	969,108
1,500,000	Federal Farm Credit Banks Funding Corporation		5.3000	10/19/26	1,500,060
1,000,000	Federal Farm Credit Banks Funding Corporation		3.8750	02/14/28	995,183
1,000,000	Federal Farm Credit Banks Funding Corporation		4.3750	03/10/28	1,015,318
1,000,000	Federal Farm Credit Banks Funding Corporation		3.5000	04/12/28	980,391
1,250,000	Federal Farm Credit Banks Funding Corporation		3.6250	07/24/28	1,230,460
1,000,000	Federal Farm Credit Banks Funding Corporation		4.2500	12/15/28	1,015,873
1,600,000	Federal Farm Credit Banks Funding Corporation		4.5000	03/09/29	1,638,529
2,000,000	Federal Farm Credit Banks Funding Corporation		4.6250	04/05/29	2,064,976
1,000,000	Federal Home Loan Mortgage Corporation		5.2000	05/17/24	999,231
1,500,000	Federal Home Loan Mortgage Corporation		5.2500	12/09/24	1,499,219
					17,896,870
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $29,289,065)				29,173,835

	TOTAL INVESTMENTS - 97.2% (Cost $130,546,244)				$127,546,923
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.8%				3,674,708
	NET ASSETS - 100.0%				$131,221,631

LLC	- Limited Liability Company

L.P.	- Limited Partnership

LTD	- Limited Company

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR3M	CME Term SOFR 3 Month

1.	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2023 the total market value of 144A securities is $15,549,237 or 11.9% of net assets.

2.	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

3.	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

E V E N T I D E	52

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2023

		Eventide	Eventide	Eventide
	Eventide	Core Bond	Dividend	Exponential	Eventide
	Balanced Fund	Fund	Opportunities Fund	Technologies Fund	Gilead Fund
ASSETS
Investment securities:
Unaffiliated investments at cost	$310,583,395	$114,731,116	$540,701,037	$88,690,693	$2,096,115,167
Affiliated investments at cost	—	—	—	—	303,794,726
Total Investments at cost	310,583,395	114,731,116	540,701,037	88,690,693	2,399,909,893
Unaffiliated investments at value	$339,220,305	$111,010,863	$664,155,703	$123,753,534	$3,386,805,559
Affiliated investments at value	—	—	—	—	299,078,797
Total investments at value	339,220,305	111,010,863	664,155,703	123,753,534	3,685,884,356
Cash held at custodian	3,822,299	3,280,781	9,894,786	3,981,342	140,198,805
Cash held at broker	109,302	—	105,503	217,550	121,179
Receivable for securities sold	—	—	—	—	5,170,311
Receivable for Fund shares sold	1,381,185	262,109	1,725,022	73,564	1,680,430
Dividends and interest receivable	1,381,205	938,400	348,569	36,855	1,011,762
Prepaid expenses and other assets	62,272	5,292	93,604	36,011	143,712
TOTAL ASSETS	345,976,568	115,497,445	676,323,187	128,098,856	3,834,210,555

LIABILITIES
Payable for investments purchased	—	978,005	—	—	1,619,315
Payable for Fund shares repurchased	742,904	39,656	472,945	255,942	7,511,410
Advisory fees payable	144,611	22,443	403,138	117,090	3,032,403
Distribution (12b-1) fees payable	92,592	15,571	135,972	32,826	247,785
Compliance officer fees payable	816	245	—	—	—
Payable to related parties	106,735	27,792	130,207	17,448	459,819
Accrued expenses and other liabilities	120,952	28,960	136,958	42,870	929,213
TOTAL LIABILITIES	1,208,610	1,112,672	1,279,220	466,176	13,799,945
NET ASSETS	$344,767,958	$114,384,773	$675,043,967	$127,632,680	$3,820,410,610

Composition of Net Assets:
Paid in capital	$329,639,465	$131,012,350	$601,389,388	$151,328,752	$2,555,070,016
Accumulated earnings (losses)	15,128,493	(16,627,577)	73,654,579	(23,696,072)	1,265,340,594
NET ASSETS	$344,767,958	$114,384,773	$675,043,967	$127,632,680	$3,820,410,610

See accompanying notes to financial statements.

E V E N T I D E	53

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2023

		Eventide	Eventide	Eventide
	Eventide	Core Bond	Dividend	Exponential	Eventide
	Balanced Fund	Fund	Opportunities Fund	Technologies Fund	Gilead Fund
Net Asset Value Per Share:
Class N Shares:
Net Assets	$28,414,480	$35,004,664	$87,298,989	$23,206,666	$518,922,203
Shares of beneficial interest outstanding [1]	2,157,315	4,232,056	5,416,308	1,785,984	10,268,717
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$13.17	$8.27	$16.12	$12.99	$50.53

Class A Shares:
Net Assets	$26,872,734	$298,516	$43,868,430	$9,272,244	$361,512,982
Shares of beneficial interest outstanding [1]	2,036,193	35,932	2,719,937	713,613	7,204,497
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$13.20	$8.31	$16.13	$12.99	$50.18
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$14.01	$8.82	$17.11	$13.78	$53.24

Class C Shares:
Net Assets	$15,866,332	$217,081	$16,280,498	$2,920,859	$198,915,895
Shares of beneficial interest outstanding [1]	1,211,308	26,381	1,019,718	230,776	4,525,593
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$13.10	$8.23	$15.97	$12.66	$43.95

Class I Shares:
Net Assets	$273,614,412	$78,864,512	$527,596,050	$92,232,911	$2,741,059,530
Shares of beneficial interest outstanding [1]	20,770,602	9,534,597	32,705,290	7,044,193	52,491,555
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$13.17	$8.27	$16.13	$13.09	$52.22

1.	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

E V E N T I D E	54

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2023

	Eventide	Eventide	Eventide
	Healthcare &	Large Cap	Limited-Term
	Life Sciences Fund	Focus Fund	Bond Fund
ASSETS
Investment securities:
Unaffiliated investments at cost	$1,092,649,808	$26,060,474	$130,546,244
Affiliated investments at cost	378,011,231	—	—
Investments at cost	1,470,661,039	26,060,474	130,546,244
Unaffiliated investments at value	$1,312,728,024	$30,850,430	$127,546,923
Affiliated investments at value	306,010,447	—	—
Total investments at value	1,618,738,471	30,850,430	127,546,923
Cash held at custodian	51,802,123	1,349,632	3,276,944
Cash held at broker	113,894	—	—
Receivable for securities sold	949,451	—	—
Receivable for Fund shares sold	1,316,664	198,906	131,024
Dividends and interest receivable	547,466	13,866	1,152,035
Prepaid expenses and other assets	88,624	25,757	54,045
TOTAL ASSETS	1,673,556,693	32,438,591	132,160,971

LIABILITIES
Payable for investments purchased	3,390,044	1,367,459	705,180
Payable for Fund shares repurchased	1,013,486	10,868	57,802
Advisory fees payable	1,451,937	4,688	11,023
Distribution (12b-1) fees payable	123,902	—	10,663
Compliance officer fees payable	—	—	485
Payable to related parties	121,848	8,406	71,602
Accrued expenses and other liabilities	407,703	13,558	82,585
TOTAL LIABILITIES	6,508,920	1,404,979	939,340
NET ASSETS	$1,667,047,773	$31,033,612	$131,221,631

Composition of Net Assets:
Paid in capital	$1,536,966,718	$27,009,915	$142,277,130
Accumulated earnings (losses)	130,081,055	4,023,697	(11,055,499)
NET ASSETS	$1,667,047,773	$31,033,612	$131,221,631

See accompanying notes to financial statements.

E V E N T I D E	55

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2023

	Eventide	Eventide	Eventide
	Healthcare &	Large Cap	Limited-Term
	Life Sciences Fund	Focus Fund	Bond Fund
Net Asset Value Per Share:
Class N Shares:
Net Assets	$111,155,541	$5,687,977	$17,982,792
Shares of beneficial interest outstanding [1]	3,071,667	458,274	1,813,717
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$36.19	$12.41	$9.91

Class A Shares:
Net Assets	$142,912,062	$602,949	$10,811,065
Shares of beneficial interest outstanding [1]	3,979,322	48,655	1,087,752
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$35.91	$12.39	$9.94
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$38.10	$13.15	$10.55

Class C Shares:
Net Assets	$67,215,046	$46,332	$1,323,179
Shares of beneficial interest outstanding [1]	2,045,754	3,775	134,021
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$32.86	$12.27	$9.87

Class I Shares:
Net Assets	$1,345,765,124	$24,696,354	$101,104,595
Shares of beneficial interest outstanding [1]	36,361,060	1,987,179	9,938,664
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$37.01	$12.43	$10.17

1.	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

E V E N T I D E	56

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2023

		Eventide	Eventide	Eventide
	Eventide	Core Bond	Dividend	Exponential	Eventide
	Balanced Fund	Fund	Opportunities Fund	Technologies Fund	Gilead Fund
INVESTMENT INCOME
Dividend income	$1,300,951	$—	$4,581,352	$64,233	$8,828,643
Interest	2,922,891	1,652,223	500,450	89,163	4,129,134
Less: Foreign dividend withholding taxes	—	—	(149)	(628)	(299,754)
TOTAL INVESTMENT INCOME	4,223,842	1,652,223	5,081,653	152,768	12,658,023

EXPENSES
Investment advisory fees	995,429	142,173	2,200,874	631,554	17,613,759
Distribution (12b-1) fees:
Class N	29,508	35,760	91,288	21,524	499,711
Class A	31,559	426	48,017	10,391	426,978
Class C	78,416	1,041	75,945	13,168	988,092
Shareholder servicing fees	200,635	49,150	331,200	81,121	1,949,392
Printing and postage expenses	85,698	13,833	92,245	12,350	181,479
Financial administration/fund accounting fees	73,414	22,809	90,209	24,094	476,920
Registration fees	50,600	34,040	50,600	35,144	73,600
Legal administration/management services fees	34,799	8,766	63,253	12,032	380,752
Transfer agent fees	21,633	8,679	26,998	16,041	163,559
Custodian fees	11,539	2,721	11,263	4,964	118,921
Legal fees	10,480	9,155	10,056	11,379	17,640
Compliance officer fees	9,336	5,835	8,981	5,253	69,274
Audit fees	8,571	7,435	6,554	6,427	16,131
Trustees fees and expenses	6,856	6,856	6,856	6,856	6,856
Insurance expense	6,440	1,840	6,440	1,288	55,200
Other expenses	2,252	2,773	2,773	2,318	6,326
TOTAL EXPENSES	1,657,165	353,292	3,123,552	895,904	23,044,590

Less: Fees waived/reimbursed by the Advisor	(157,026)	(72,967)	(41,498)	(29,311)	—
NET EXPENSES	1,500,139	280,325	3,082,054	866,593	23,044,590

NET INVESTMENT INCOME (LOSS)	2,723,703	1,371,898	1,999,599	(713,825)	(10,386,567)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Unaffiliated investments	38,403	(1,724,632)	(7,033,328)	(1,710,329)	41,786,937
Foreign currency transactions	—	—	—	(1,910)	(28,609)
Net realized gain (loss) from:	38,403	(1,724,632)	(7,033,328)	(1,712,239)	41,758,328
Net change in unrealized appreciation on:
Unaffiliated investments	19,051,349	4,244,491	66,839,005	12,446,416	81,259,543
Affiliated investments (See Note 5)	—	—	—	—	51,869,320
Net change in unrealized appreciation on:	19,051,349	4,244,491	66,839,005	12,446,416	133,128,863

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	19,089,752	2,519,859	59,805,677	10,734,177	174,887,191

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,813,455	$3,891,757	$61,805,276	$10,020,352	$164,500,624

See accompanying notes to financial statements.

E V E N T I D E	57

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Funds
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
For the Six Months Ended December 31, 2023

	Eventide	Eventide	Eventide
	Healthcare &	Large Cap	Limited-Term
	Life Sciences Fund	Focus Fund	Bond Fund
INVESTMENT INCOME
Dividend income	$—	$47,409	$—
Interest	2,485,292	37,916	2,177,879
Less: Foreign dividend withholding taxes	—	(1,708)	—
TOTAL INVESTMENT INCOME	2,485,292	83,617	2,177,879

EXPENSES
Investment advisory fees	8,796,916	73,537	202,386
Distribution (12b-1) fees:
Class N	117,726	1,838	17,369
Class A	171,297	421	16,718
Class C	332,430	194	7,537
Shareholder servicing fees	907,398	8,546	108,383
Financial administration/fund accounting fees	234,046	8,138	39,949
Legal administration/management services fees	167,426	2,120	13,705
Transfer agent fees	89,078	9,746	13,680
Printing and postage expenses	85,698	2,546	44,866
Registration fees	64,400	18,400	33,120
Audit fees	64,090	6,806	8,571
Custodian fees	42,346	6,050	6,008
Insurance expense	26,680	184	2,760
Compliance officer fees	26,649	3,509	6,593
Legal fees	12,995	7,634	6,814
Trustees fees and expenses	6,856	6,856	6,856
Other expenses	5,042	1,764	2,269
TOTAL EXPENSES	11,151,073	158,289	537,584
Less: Fees waived/reimbursed by the Advisor	—	(60,663)	(136,899)
NET EXPENSES	11,151,073	97,626	400,685

NET INVESTMENT INCOME (LOSS)	(8,665,781)	(14,009)	1,777,194

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Unaffiliated investments	56,463,624	(443,789)	(484,165)
Affiliated investments (See Note 5)	(2,487,246)	—	—
Foreign currency transactions	—	1	—
Net realized gain (loss) from:	53,976,378	(443,788)	(484,165)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(8,873,815)	3,106,172	3,641,009
Affiliated investments (See Note 5)	(67,916,948)	—	—
Net change in unrealized appreciation (depreciation) on:	(76,790,763)	3,106,172	3,641,009

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS	(22,814,385)	2,662,384	3,156,844

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(31,480,166)	$2,648,375	$4,934,038

See accompanying notes to financial statements.

E V E N T I D E	58

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2023	Year Ended
	(Unaudited)	June 30, 2023
FROM OPERATIONS
Net investment income	$2,723,703	$5,151,980
Net realized gain (loss) from investments and foreign currency transactions	38,403	(14,479,724)
Net change in unrealized appreciation on investments	19,051,349	26,607,153
Net increase in net assets resulting from operations	21,813,455	17,279,409

DISTRIBUTIONS TO SHAREHOLDERS
From Accumulated Earnings
Class N	(213,948)	(1,025,429)
Class A	(176,531)	(587,205)
Class C	(57,527)	(258,344)
Class I	(2,164,137)	(6,650,735)
Return of Capital
Class N	—	(123,456)
Class A	—	(77,622)
Class C	—	(50,944)
Class I	—	(787,757)
Total distributions to shareholders	(2,612,143)	(9,561,492)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	4,092,965	49,176,092
Class A	2,407,803	4,205,289
Class C	898,923	2,132,876
Class I	36,896,852	75,332,706
Net asset value of shares issued in reinvestment of distributions:
Class N	203,554	1,104,953
Class A	155,889	591,647
Class C	53,430	289,078
Class I	1,981,410	6,830,607
Payments for shares repurchased:
Class N	(8,094,026)	(54,627,872)
Class A	(2,735,747)	(5,644,099)
Class C	(2,144,390)	(4,809,955)
Class I	(41,214,264)	(97,402,343)
Net decrease in net assets from shares of beneficial interest	(7,497,601)	(22,821,021)

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,703,711	(15,103,104)

NET ASSETS
Beginning of Period/Year	333,064,247	348,167,351
End of Period/Year	$344,767,958	$333,064,247

See accompanying notes to financial statements.

E V E N T I D E	59

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	December 31, 2023	Year Ended
	(Unaudited)	June 30, 2023
SHARE ACTIVITY
Class N:
Shares Sold	331,980	4,036,342
Shares Reinvested	16,363	91,129
Shares Repurchased	(652,393)	(4,542,574)
Net decrease in shares of beneficial interest outstanding	(304,050)	(415,103)

Class A:
Shares Sold	190,651	342,410
Shares Reinvested	12,510	48,591
Shares Repurchased	(218,951)	(459,232)
Net decrease in shares of beneficial interest outstanding	(15,790)	(68,231)

Class C:
Shares Sold	72,553	175,582
Shares Reinvested	4,326	23,934
Shares Repurchased	(172,991)	(397,078)
Net decrease in shares of beneficial interest outstanding	(96,112)	(197,562)

Class I:
Shares Sold	2,966,365	6,177,662
Shares Reinvested	159,198	561,831
Shares Repurchased	(3,308,070)	(8,014,650)
Net decrease in shares of beneficial interest outstanding	(182,507)	(1,275,157)

See accompanying notes to financial statements.

E V E N T I D E	60

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Core Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2023	Year Ended
	(Unaudited)	June 30, 2023
FROM OPERATIONS
Net investment income	$1,371,898	$1,497,137
Net realized loss from investments	(1,724,632)	(3,797,575)
Net change in unrealized appreciation on investments	4,244,491	1,383,710
Net increase (decrease) in net assets resulting from operations	3,891,757	(916,728)

DISTRIBUTIONS TO SHAREHOLDERS
From Accumulated Earnings
Class N	(521,908)	(791,346)
Class A	(4,281)	(6,663)
Class C	(2,308)	(3,378)
Class I	(904,370)	(735,595)
Total distributions to shareholders	(1,432,867)	(1,536,982)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	3,482,237	19,475,162
Class A	64,314	246,372
Class C	10,514	34,274
Class I	59,526,948	34,388,084
Net asset value of shares issued in reinvestment of distributions:
Class N	520,249	790,735
Class A	4,223	6,663
Class C	2,308	3,364
Class I	549,989	615,819
Payments for shares repurchased:
Class N	(6,895,052)	(39,413,830)
Class A	(187,926)	(30,999)
Class C	(19,600)	(33,678)
Class I	(22,510,420)	(8,715,146)
Net increase in net assets from shares of beneficial interest	34,547,784	7,366,820

TOTAL INCREASE IN NET ASSETS	37,006,674	4,913,110

NET ASSETS
Beginning of Period/Year	77,378,099	42,646,989
End of Period/Year	$114,384,773	$77,378,099

See accompanying notes to financial statements.

E V E N T I D E	61

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Core Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	December 31, 2023	Year Ended
	(Unaudited)	June 30, 2023
SHARE ACTIVITY
Class N:
Shares Sold	427,314	2,362,456
Shares Reinvested	64,804	97,444
Shares Repurchased	(855,845)	(4,782,659)
Net decrease in shares of beneficial interest outstanding	(363,727)	(2,322,759)

Class A:
Shares Sold	7,957	29,981
Shares Reinvested	523	816
Shares Repurchased	(22,894)	(3,796)
Net increase (decrease) in shares of beneficial interest outstanding	(14,414)	27,001

Class C:
Shares Sold	1,317	4,110
Shares Reinvested	289	416
Shares Repurchased	(2,425)	(4,147)
Net increase (decrease) in shares of beneficial interest outstanding	(819)	379

Class I:
Shares Sold	7,449,458	4,159,816
Shares Reinvested	68,207	75,784
Shares Repurchased	(2,806,605)	(1,062,677)
Net increase in shares of beneficial interest outstanding	4,711,060	3,172,923

See accompanying notes to financial statements.

E V E N T I D E	62

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Dividend Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2023	Year Ended
	(Unaudited)	June 30, 2023
FROM OPERATIONS
Net investment income	$1,999,599	$4,442,752
Net realized loss from investments	(7,033,328)	(44,373,084)
Net change in unrealized appreciation on investments	66,839,005	90,497,053
Net increase in net assets resulting from operations	61,805,276	50,566,721

DISTRIBUTIONS TO SHAREHOLDERS
From Accumulated Earnings
Class N	(170,273)	(1,203,965)
Class A	(68,382)	(378,484)
Class C	—	(76,849)
Class I	(1,391,392)	(5,200,706)
Return of Capital
Class N	—	(92,962)
Class A	—	(102,479)
Class C	—	(9,900)
Class I	—	(908,635)
Total distributions to shareholders	(1,630,047)	(7,973,980)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	10,533,909	42,168,215
Class A	5,754,648	13,780,142
Class C	1,733,235	6,546,046
Class I	128,055,836	232,281,533
Net asset value of shares issued in reinvestment of distributions:
Class N	167,128	1,267,578
Class A	65,687	463,082
Class C	—	84,188
Class I	1,249,659	5,504,373
Payments for shares repurchased:
Class N	(23,917,498)	(33,157,570)
Class A	(2,604,187)	(9,749,781)
Class C	(1,779,155)	(2,812,230)
Class I	(78,199,559)	(145,117,850)
Net increase in net assets from shares of beneficial interest	41,059,703	111,257,726

TOTAL INCREASE IN NET ASSETS	101,234,932	153,850,467

NET ASSETS
Beginning of Period/Year	573,809,035	419,958,568
End of Period/Year	$675,043,967	$573,809,035

See accompanying notes to financial statements.

E V E N T I D E	63

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Dividend Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	December 31, 2023	Year Ended
	(Unaudited)	June 30, 2023
SHARE ACTIVITY
Class N:
Shares Sold	703,686	3,006,122
Shares Reinvested	11,062	92,382
Shares Repurchased	(1,571,580)	(2,406,922)
Net increase (decrease) in shares of beneficial interest outstanding	(856,832)	691,582

Class A:
Shares Sold	385,584	985,242
Shares Reinvested	4,322	33,666
Shares Repurchased	(175,076)	(691,004)
Net increase in shares of beneficial interest outstanding	214,830	327,904

Class C:
Shares Sold	116,859	475,330
Shares Reinvested	—	6,152
Shares Repurchased	(120,882)	(205,600)
Net increase (decrease) in shares of beneficial interest outstanding	(4,023)	275,882

Class I:
Shares Sold	8,531,125	16,642,155
Shares Reinvested	81,721	400,250
Shares Repurchased	(5,250,516)	(10,457,863)
Net increase in shares of beneficial interest outstanding	3,362,330	6,584,542

See accompanying notes to financial statements.

E V E N T I D E	64

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Exponential Technologies Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2023	Year Ended
	(Unaudited)	June 30, 2023
FROM OPERATIONS
Net investment loss	$(713,825)	$(1,082,795)
Net realized loss from investments and foreign currency transactions	(1,712,239)	(25,591,542)
Net change in unrealized appreciation on investments	12,446,416	35,911,605
Net increase in net assets resulting from operations	10,020,352	9,237,268

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	4,098,612	13,244,258
Class A	933,530	1,781,643
Class C	300,212	628,624
Class I	14,227,072	47,180,850
Redemption fee proceeds:
Class N	81	17,663
Class A	31	9,414
Class C	10	3,021
Class I	303	92,427
Payments for shares repurchased:
Class N	(4,815,100)	(5,852,092)
Class A	(626,556)	(1,638,384)
Class C	(230,604)	(627,686)
Class I	(12,087,963)	(43,109,040)
Net increase in net assets from shares of beneficial interest	1,799,628	11,730,698

TOTAL INCREASE IN NET ASSETS	11,819,980	20,967,966

NET ASSETS
Beginning of Period/Year	115,812,700	94,844,734
End of Period/Year	$127,632,680	$115,812,700

See accompanying notes to financial statements.

E V E N T I D E	65

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Exponential Technologies Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	December 31, 2023	Year Ended
	(Unaudited)	June 30, 2023
SHARE ACTIVITY
Class N:
Shares Sold	337,915	1,258,489
Shares Repurchased	(400,760)	(551,922)
Net increase (decrease) in shares of beneficial interest outstanding	(62,845)	706,567

Class A:
Shares Sold	78,975	162,981
Shares Repurchased	(53,321)	(149,936)
Net increase in shares of beneficial interest outstanding	25,654	13,045

Class C:
Shares Sold	26,114	58,336
Shares Repurchased	(19,894)	(58,741)
Net increase (decrease) in shares of beneficial interest outstanding	6,220	(405)

Class I:
Shares Sold	1,209,620	4,159,896
Shares Repurchased	(1,014,435)	(3,923,676)
Net increase in shares of beneficial interest outstanding	195,185	236,220

See accompanying notes to financial statements.

E V E N T I D E	66

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Gilead Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2023	Year Ended
	(Unaudited)	June 30, 2023
FROM OPERATIONS
Net investment loss	$(10,386,567)	$(18,202,004)
Net realized gain (loss) from investments and foreign currency transactions	41,758,328	(50,832,143)
Net change in unrealized appreciation on investments	133,128,863	575,636,075
Net increase in net assets resulting from operations	164,500,624	506,601,928

DISTRIBUTIONS TO SHAREHOLDERS
Class N	—	(26,502,428)
Class A	—	(15,537,719)
Class C	—	(13,038,729)
Class I	—	(117,168,110)
Total distributions to shareholders	—	(172,246,986)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	37,540,834	88,745,999
Class A	27,223,585	55,727,869
Class C	5,724,423	14,904,069
Class I	313,863,815	640,408,718
Net asset value of shares issued in reinvestment of distributions:
Class N	—	25,204,656
Class A	—	14,252,437
Class C	—	12,562,355
Class I	—	103,966,493
Payments for shares repurchased:
Class N	(67,791,600)	(163,362,221)
Class A	(33,055,333)	(50,748,542)
Class C	(32,426,891)	(61,602,217)
Class I	(355,806,738)	(730,773,548)
Net decrease in net assets from shares of beneficial interest	(104,727,905)	(50,713,932)

TOTAL INCREASE IN NET ASSETS	59,772,719	283,641,010

NET ASSETS
Beginning of Period/Year	3,760,637,891	3,476,996,881
End of Period/Year	$3,820,410,610	$3,760,637,891

See accompanying notes to financial statements.

E V E N T I D E	67

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Gilead Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	December 31, 2023	Year Ended
	(Unaudited)	June 30, 2023
SHARE ACTIVITY
Class N:
Shares Sold	794,804	1,959,635
Shares Reinvested	—	594,029
Shares Repurchased	(1,444,452)	(3,651,814)
Net decrease in shares of beneficial interest outstanding	(649,648)	(1,098,150)

Class A:
Shares Sold	582,919	1,244,030
Shares Reinvested	—	338,136
Shares Repurchased	(719,118)	(1,135,497)
Net increase (decrease) in shares of beneficial interest outstanding	(136,199)	446,669

Class C:
Shares Sold	140,054	372,502
Shares Reinvested	—	337,607
Shares Repurchased	(794,119)	(1,566,252)
Net decrease in shares of beneficial interest outstanding	(654,065)	(856,143)

Class I:
Shares Sold	6,497,658	13,786,761
Shares Reinvested	—	2,376,377
Shares Repurchased	(7,470,133)	(15,809,021)
Net increase (decrease) in shares of beneficial interest outstanding	(972,475)	354,117

See accompanying notes to financial statements.

E V E N T I D E	68

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Healthcare & Life Sciences Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2023	Year Ended
	(Unaudited)	June 30, 2023
FROM OPERATIONS
Net investment loss	$(8,665,781)	$(16,468,559)
Net realized gain from investments	53,976,378	87,672,175
Net change in unrealized appreciation (depreciation) on investments	(76,790,763)	429,893,252
Net increase (decrease) in net assets resulting from operations	(31,480,166)	501,096,868

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	12,842,625	24,795,762
Class A	10,043,518	24,063,154
Class C	3,278,807	6,812,105
Class I	194,530,225	410,248,708
Payments for shares repurchased:
Class N	(31,879,490)	(48,550,846)
Class A	(16,030,437)	(30,091,421)
Class C	(10,999,187)	(19,599,460)
Class I	(266,420,578)	(387,178,463)
Net decrease in net assets from shares of beneficial interest	(104,634,517)	(19,500,461)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(136,114,683)	481,596,407

NET ASSETS
Beginning of Period/Year	1,803,162,456	1,321,566,049
End of Period/Year	$1,667,047,773	$1,803,162,456

See accompanying notes to financial statements.

E V E N T I D E	69

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Healthcare & Life Sciences Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	December 31, 2023	Year Ended
	(Unaudited)	June 30, 2023
SHARE ACTIVITY
Class N:
Shares Sold	391,895	761,278
Shares Repurchased	(951,262)	(1,502,705)
Net decrease in shares of beneficial interest outstanding	(559,367)	(741,427)

Class A:
Shares Sold	300,141	747,325
Shares Repurchased	(496,894)	(923,751)
Net decrease in shares of beneficial interest outstanding	(196,753)	(176,426)

Class C:
Shares Sold	106,959	232,446
Shares Repurchased	(363,019)	(661,200)
Net decrease in shares of beneficial interest outstanding	(256,060)	(428,754)

Class I:
Shares Sold	5,762,656	12,546,799
Shares Repurchased	(7,894,438)	(11,930,781)
Net increase (decrease) in shares of beneficial interest outstanding	(2,131,782)	616,018

See accompanying notes to financial statements.

E V E N T I D E	70

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Large Cap Focus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2023	Year Ended
	(Unaudited)	June 30, 2023 [1]
FROM OPERATIONS
Net investment income (loss)	$(14,009)	$4,324
Net realized loss from investments and foreign currency transactions	(443,788)	(308,679)
Net change in unrealized appreciation on investments	3,106,172	1,683,784
Net increase in net assets resulting from operations	2,648,375	1,379,429

DISTRIBUTIONS TO SHAREHOLDERS
From Accumulated Earnings
Class I	—	(4,107)
Return of Capital
Class N	—	(35)
Class A	—	(36)
Class I	—	(5,720)
Total distributions to shareholders	—	(9,898)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	5,158,809	524,748
Class A	392,296	249,063
Class C	16,370	24,480
Class I	14,456,654	15,266,218
Net asset value of shares issued in reinvestment of distributions:
Class N	—	27
Class A	—	36
Class I	—	9,440
Payments for shares repurchased:
Class N	(259,989)	(224,466)
Class A	(16,668)	(79,745)
Class I	(4,716,938)	(3,784,594)
Net increase in net assets from shares of beneficial interest	15,030,499	11,985,207

TOTAL INCREASE IN NET ASSETS	17,678,874	13,354,738

NET ASSETS
Beginning of Period/Year	13,354,738	—
End of Period/Year	$31,033,612	$13,354,738

1.	Eventide Large Cap Focus Fund commenced operations on June 30, 2022.

See accompanying notes to financial statements.

E V E N T I D E	71

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Large Cap Focus Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	December 31, 2023	Year Ended
	(Unaudited)	June 30, 2023 [1]
SHARE ACTIVITY
Class N:
Shares Sold	452,561	50,682
Shares Reinvested	—	3
Shares Repurchased	(23,180)	(21,792)
Net increase in shares of beneficial interest outstanding	429,381	28,893

Class A:
Shares Sold	33,575	24,367
Shares Reinvested	—	3
Shares Repurchased	(1,522)	(7,768)
Net increase in shares of beneficial interest outstanding	32,053	16,602

Class C:
Shares Sold	1,440	2,338
Shares Repurchased	(3)	—
Net increase in shares of beneficial interest outstanding	1,437	2,338

Class I:
Shares Sold	1,299,466	1,487,132
Shares Reinvested	—	923
Shares Repurchased	(431,661)	(368,681)
Net increase in shares of beneficial interest outstanding	867,805	1,119,374

1.	Eventide Large Cap Focus Fund commenced operations on June 30, 2022.

See accompanying notes to financial statements.

E V E N T I D E	72

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Limited-Term Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2023	Year Ended
	(Unaudited)	June 30, 2023
FROM OPERATIONS
Net investment income	$1,777,194	$2,571,717
Net realized loss from investments	(484,165)	(5,299,246)
Net change in unrealized appreciation on investments	3,641,009	4,451,387
Net increase in net assets resulting from operations	4,934,038	1,723,858

DISTRIBUTIONS TO SHAREHOLDERS
From Accumulated Earnings
Class N	(233,685)	(283,263)
Class A	(161,444)	(302,006)
Class C	(13,689)	(15,268)
Class I	(1,396,186)	(2,074,932)
Return of Capital
Class N	—	(4,462)
Class A	—	(5,259)
Class C	—	(487)
Class I	—	(32,214)
Total distributions to shareholders	(1,805,004)	(2,717,891)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	2,538,947	21,519,104
Class A	3,853,577	9,487,414
Class C	49,421	1,005,560
Class I	31,427,268	73,533,124
Net asset value of shares issued in reinvestment of distributions:
Class N	232,966	286,917
Class A	159,690	304,810
Class C	13,689	15,678
Class I	1,294,683	1,847,368
Payments for shares repurchased:
Class N	(2,883,660)	(9,928,344)
Class A	(12,846,186)	(12,462,801)
Class C	(390,402)	(1,078,599)
Class I	(22,729,609)	(138,219,235)
Net increase (decrease) in net assets from shares of beneficial interest	720,384	(53,689,004)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,849,418	(54,683,037)

NET ASSETS
Beginning of Period/Year	127,372,213	182,055,250
End of Period/Year	$131,221,631	$127,372,213

See accompanying notes to financial statements.

E V E N T I D E	73

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Limited-Term Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	December 31, 2023	Year Ended
	(Unaudited)	June 30, 2023
SHARE ACTIVITY
Class N:
Shares Sold	258,507	2,245,504
Shares Reinvested	23,939	29,697
Shares Repurchased	(296,527)	(1,025,667)
Net increase (decrease) in shares of beneficial interest outstanding	(14,081)	1,249,534

Class A:
Shares Sold	396,734	979,448
Shares Reinvested	16,382	31,459
Shares Repurchased	(1,323,361)	(1,291,906)
Net decrease in shares of beneficial interest outstanding	(910,245)	(280,999)

Class C:
Shares Sold	5,142	105,013
Shares Reinvested	1,413	1,629
Shares Repurchased	(40,374)	(112,068)
Net decrease in shares of beneficial interest outstanding	(33,819)	(5,426)

Class I:
Shares Sold	3,158,505	7,407,748
Shares Reinvested	129,720	186,484
Shares Repurchased	(2,278,059)	(13,969,448)
Net increase (decrease) in shares of beneficial interest outstanding	1,010,166	(6,375,216)

See accompanying notes to financial statements.

E V E N T I D E	74

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Period or Years Presented

	Class N
	Six Months Ended
	December 31, 2023	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of period/year	$12.44	$12.12	$14.21	$11.38	$10.90	$10.58
Activity from investment operations:
Net investment income [1]	0.09	0.16	0.10	0.08	0.16	0.28
Net realized and unrealized gain (loss) on investments	0.73	0.47	(1.35)	2.95	0.60	0.39
Total from investment operations	0.82	0.63	(1.25)	3.03	0.76	0.67
Less distributions from:
Net investment income	(0.09)	(0.15)	(0.21)	(0.18)	(0.14)	(0.22)
Net realized gains	—	(0.12)	(0.63)	(0.02)	—	(0.03)
Return of capital	—	(0.04)	—	—	(0.14)	(0.10)
Total distributions	(0.09)	(0.31)	(0.84)	(0.20)	(0.28)	(0.35)
Net asset value, end of period/year	$13.17	$12.44	$12.12	$14.21	$11.38	$10.90
Total return [2]	6.65%[6]	5.35%	(9.58)%	26.81%	7.03%	6.61%
Net assets, at end of period/year (000s)	$28,414	$30,618	$34,856	$39,947	$19,454	$17,104
Ratio of gross expenses to average net assets before expense reimbursement/recapture [3,4]	1.11%[7]	1.10%	1.01%	1.05%	1.19%	1.30%
Ratio of net expenses to average net assets after expense reimbursement/recapture [4]	1.02%[7]	1.02%	1.02%	1.02%	1.10%	1.15%
Ratio of net investment income to average net assets [4,5]	1.52%[7]	1.34%	0.69%	0.59%	1.44%	2.71%
Portfolio Turnover Rate	22%[6]	48%	66%	73%	107%	79%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

4.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	75

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Period or Years Presented

	Class A
	Six Months Ended
	December 31, 2023	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of period/year	$12.46	$12.14	$14.22	$11.38	$10.89	$10.57
Activity from investment operations:
Net investment income [1]	0.09	0.16	0.09	0.07	0.15	0.28
Net realized and unrealized gain (loss) on investments	0.74	0.47	(1.33)	2.96	0.61	0.39
Total from investment operations	0.83	0.63	(1.24)	3.03	0.76	0.67
Less distributions from:
Net investment income	(0.09)	(0.15)	(0.21)	(0.17)	(0.13)	(0.22)
Net realized gains	—	(0.12)	(0.63)	(0.02)	—	(0.03)
Return of capital	—	(0.04)	—	—	(0.14)	(0.10)
Total distributions	(0.09)	(0.31)	(0.84)	(0.19)	(0.27)	(0.35)
Net asset value, end of period/year	$13.20	$12.46	$12.14	$14.22	$11.38	$10.89
Total return [2]	6.69%[6]	5.29%	(9.55)%	26.84%	7.07%	6.56%
Net assets, at end of period/year (000s)	$26,873	$25,577	$25,744	$23,139	$10,659	$8,817
Ratio of gross expenses to average net assets before expense reimbursement/recapture [3,4]	1.16%[7]	1.15%	1.06%	1.10%	1.24%	1.35%
Ratio of net expenses to average net assets after expense reimbursement/recapture [4]	1.07%[7]	1.07%	1.07%	1.07%	1.15%	1.20%
Ratio of net investment income to average net assets [4,5]	1.47%[7]	1.32%	0.65%	0.55%	1.39%	2.63%
Portfolio Turnover Rate	22%[6]	48%	66%	73%	107%	79%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

4.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	76

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Period or Years Presented

	Class C
	Six Months Ended
	December 31, 2023	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of period/year	$12.38	$12.06	$14.15	$11.34	$10.86	$10.55
Activity from investment operations:
Net investment income (loss) [1]	0.05	0.07	(0.01)	(0.03)	0.07	0.20
Net realized and unrealized gain (loss) on investments	0.72	0.47	(1.35)	2.95	0.60	0.38
Total from investment operations	0.77	0.54	(1.36)	2.92	0.67	0.58
Less distributions from:
Net investment income	(0.05)	(0.06)	(0.10)	(0.09)	(0.09)	(0.16)
Net realized gains	—	(0.12)	(0.63)	(0.02)	—	(0.03)
Return of capital	—	(0.04)	—	—	(0.10)	(0.08)
Total distributions	(0.05)	(0.22)	(0.73)	(0.11)	(0.19)	(0.27)
Net asset value, end of period/year	$13.10	$12.38	$12.06	$14.15	$11.34	$10.86
Total return [2]	6.21%[6]	4.54%	(10.33)%	25.85%	6.23%	5.73%
Net assets, at end of period/year (000s)	$15,866	$16,181	$18,146	$18,883	$8,091	$6,194
Ratio of gross expenses to average net assets before expense reimbursement/recapture [3,4]	1.91%[7]	1.90%	1.81%	1.85%	1.99%	2.10%
Ratio of net expenses to average net assets after expense reimbursement/recapture [4]	1.82%[7]	1.82%	1.82%	1.82%	1.90%	1.95%
Ratio of net investment income (loss) to average net assets [4,5]	0.72%[7]	0.56%	(0.10)%	(0.21)%	0.64%	1.90%
Portfolio Turnover Rate	22%[6]	48%	66%	73%	107%	79%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

4.	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	77

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Period or Years Presented

	Class I
	Six Months Ended
	December 31, 2023	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of period/year	$12.44	$12.12	$14.22	$11.38	$10.90	$10.58
Activity from investment operations:
Net investment income [1]	0.10	0.19	0.12	0.11	0.18	0.31
Net realized and unrealized gain (loss) on investments	0.73	0.47	(1.35)	2.95	0.60	0.38
Total from investment operations	0.83	0.66	(1.23)	3.06	0.78	0.69
Less distributions from:
Net investment income	(0.10)	(0.18)	(0.24)	(0.20)	(0.15)	(0.23)
Net realized gains	—	(0.12)	(0.63)	(0.02)	—	(0.03)
Return of capital	—	(0.04)	—	—	(0.15)	(0.11)
Total distributions	(0.10)	(0.34)	(0.87)	(0.22)	(0.30)	(0.37)
Net asset value, end of period/year	$13.17	$12.44	$12.12	$14.22	$11.38	$10.90
Total return [2]	6.76%[6]	5.57%	(9.46)%	27.12%	7.23%	6.81%
Net assets, at end of period/year (000s)	$273,614	$260,688	$269,421	$279,142	$110,295	$79,513
Ratio of gross expenses to average net assets before expense reimbursement/recapture [3,4]	0.91%[7]	0.90%	0.81%	0.85%	0.99%	1.10%
Ratio of net expenses to average net assets after expense reimbursement/recapture [4]	0.82%[7]	0.82%	0.82%	0.82%	0.90%	0.95%
Ratio of net investment income to average net assets [4,5]	1.72%[7]	1.57%	0.90%	0.81%	1.65%	2.92%
Portfolio Turnover Rate	22%[6]	48%	66%	73%	107%	79%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

4.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	78

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Core Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class N
	Six Months Ended
	December 31, 2023	Year Ended	Year Ended	Period Ended
	(Unaudited)	June 30, 2023	June 30, 2022	June 30, 2021 *
Net asset value, beginning of period/year	$8.15	$8.41	$9.66	$10.00
Activity from investment operations:
Net investment income [1]	0.13	0.17	0.08	0.05
Net realized and unrealized gain (loss) on investments	0.11	(0.25)	(1.20)	(0.29)
Total from investment operations	0.24	(0.08)	(1.12)	(0.24)
Less distributions from:
Net investment income	(0.12)	(0.18)	(0.11)	(0.05)
Return of capital	—	—	(0.02)	(0.05)
Total distributions	(0.12)	(0.18)	(0.13)	(0.10)
Net asset value, end of period/year	$8.27	$8.15	$8.41	$9.66
Total return [2]	3.00%[6]	(0.89)%	(11.69)%	(2.39)%[6]
Net assets, at end of period/year (000s)	$35,005	$37,445	$58,166	$56,644
Ratio of gross expenses to average net assets before expense reimbursement [3,4]	0.95%[7]	1.01%	0.96%	0.89%[7]
Ratio of net expenses to average net assets after expense reimbursement [4]	0.78%[7]	0.78%	0.78%	0.78%[7]
Ratio of net investment income to average net assets [4,5]	3.14%[7]	2.09%	0.88%	0.53%[7]
Portfolio Turnover Rate	27%[6]	57%	56%	52%[6]

*	Eventide Core Bond Fund commenced operations on July 31, 2020.

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

4.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	79

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Core Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class A
	Six Months Ended
	December 31, 2023	Year Ended	Year Ended	Period Ended
	(Unaudited)	June 30, 2023	June 30, 2022	June 30, 2021 *
Net asset value, beginning of year/period	$8.18	$8.44	$9.71	$10.00
Activity from investment operations:
Net investment income [1]	0.13	0.18	0.07	0.05
Net realized and unrealized gain (loss) on investments	0.12	(0.26)	(1.22)	(0.27)
Total from investment operations	0.25	(0.08)	(1.15)	(0.22)
Less distributions from:
Net investment income	(0.12)	(0.18)	(0.10)	(0.02)
Return of capital	—	—	(0.02)	(0.05)
Total distributions	(0.12)	(0.18)	(0.12)	(0.07)
Net asset value, end of year/period	$8.31	$8.18	$8.44	$9.71
Total return [2]	3.07%[6]	(0.90)%	(11.91)%	(2.28)%[6]
Net assets, at end of year/period (000s)	$299	$412	$197	$384
Ratio of gross expenses to average net assets before expense reimbursement [3,4]	1.00%[7]	1.06%	1.01%	0.94%[7]
Ratio of net expenses to average net assets after expense reimbursement [4]	0.83%[7]	0.83%	0.83%	0.83%[7]
Ratio of net investment income to average net assets [4,5]	3.08%[7]	2.19%	0.78%	0.51%[7]
Portfolio Turnover Rate	27%[6]	57%	56%	52%[6]

*	Eventide Core Bond Fund commenced operations on July 31, 2020.

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

4.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	80

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Core Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class C
	Six Months Ended
	December 31, 2023	Year Ended	Year Ended	Period Ended
	(Unaudited)	June 30, 2023	June 30, 2022	June 30, 2021 *
Net asset value, beginning of year/period	$8.11	$8.37	$9.63	$10.00
Activity from investment operations:
Net investment income (loss) [1]	0.09	0.11	0.01	(0.02)
Net realized and unrealized gain (loss) on investments	0.12	(0.25)	(1.20)	(0.28)
Total from investment operations	0.21	(0.14)	(1.19)	(0.30)
Less distributions from:
Net investment income	(0.09)	(0.12)	(0.06)	(0.02)
Return of capital	—	—	(0.01)	(0.05)
Total distributions	(0.09)	(0.12)	(0.07)	(0.07)
Net asset value, end of year/period	$8.23	$8.11	$8.37	$9.63
Total return [2]	2.61%[6]	(1.67)%	(12.37)%	(3.02)%[6]
Net assets, at end of year/period (000s)	$217	$221	$224	$163
Ratio of gross expenses to average net assets before expense reimbursement [3,4]	1.75%[7]	1.81%	1.76%	1.69%[7]
Ratio of net expenses to average net assets after expense reimbursement [4]	1.58%[7]	1.58%	1.58%	1.58%[7]
Ratio of net investment income (loss) to average net assets [4,5]	2.34%[7]	1.35%	0.09%	(0.20	)%7
Portfolio Turnover Rate	27%[6]	57%	56%	52%[6]

*	Eventide Core Bond Fund commenced operations on July 31, 2020.

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

4.	The ratios of expenses to average net assets and net investment income/(loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	81

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Core Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class I
	Six Months Ended
	December 31, 2023	Year Ended	Year Ended	Period Ended
	(Unaudited)	June 30, 2023	June 30, 2022	June 30, 2021 *
Net asset value, beginning of year/period	$8.15	$8.41	$9.66	$10.00
Activity from investment operations:
Net investment income [1]	0.14	0.20	0.09	0.07
Net realized and unrealized gain (loss) on investments	0.11	(0.26)	(1.19)	(0.29)
Total from investment operations	0.25	(0.06)	(1.10)	(0.22)
Less distributions from:
Net investment income	(0.13)	(0.20)	(0.13)	(0.07)
Return of capital	—	—	(0.02)	(0.05)
Total distributions	(0.13)	(0.20)	(0.15)	(0.12)
Net asset value, end of year/period	$8.27	$8.15	$8.41	$9.66
Total return [2]	3.10%[6]	(0.67)%	(11.51)%	(2.24)%[6]
Net assets, at end of year/period (000s)	$78,865	$39,300	$13,877	$64,377
Ratio of gross expenses to average net assets before expense reimbursement [3,4]	0.75%[7]	0.81%	0.76%	0.69%[7]
Ratio of net expenses to average net assets after expense reimbursement [4]	0.58%[7]	0.58%	0.58%	0.58%[7]
Ratio of net investment income to average net assets [4,5]	3.38%[7]	2.45%	1.00%	0.80%[7]
Portfolio Turnover Rate	27%[6]	57%	56%	52%[6]

*	Eventide Core Bond Fund commenced operations on July 31, 2020.

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

4.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	82

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Dividend Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Period or Years Presented

	Class N
	Six Months Ended
	December 31, 2023	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of period/year	$14.65	$13.43	$15.86	$10.88	$10.37	$9.66
Activity from investment operations:
Net investment income [1]	0.04	0.11	0.05	0.04	0.11	0.22
Net realized and unrealized gain (loss) on investments	1.46	1.31	(2.01)	5.08	0.57	0.66
Total from investment operations	1.50	1.42	(1.96)	5.12	0.68	0.88
Less distributions from:
Net investment income	(0.03)	(0.10)	(0.18)	(0.14)	(0.10)	(0.16)
Net realized gains	—	(0.09)	(0.29)	—	—	—
Return of capital	—	(0.01)	—	—	(0.07)	(0.01)
Total distributions	(0.03)	(0.20)	(0.47)	(0.14)	(0.17)	(0.17)
Net asset value, end of period/year	$16.12	$14.65	$13.43	$15.86	$10.88	$10.37
Total return [2]	10.24%[6]	10.66%	(12.90)%	47.21%	6.60%	9.20%
Net assets, at end of period/year (000s)	$87,299	$91,912	$74,940	$70,566	$18,576	$7,254
Ratio of gross expenses to average net assets before expense reimbursement/recapture [3,4]	1.16%[7]	1.23%	1.14%	1.19%	1.50%	2.00%
Ratio of net expenses to average net assets after expense reimbursement/recapture [4]	1.15%[7]	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets [4,5]	0.53%[7]	0.75%	0.34%	0.27%	1.01%	2.25%
Portfolio Turnover Rate	23%[6]	50%	50%	35%	90%	50%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived or recaptured a portion of the Fund’s expenses in certain periods, total returns would have been lower/higher.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

4.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	83

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Dividend Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Period or Years Presented

	Class A
	Six Months Ended
	December 31, 2023	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of period/year	$14.66	$13.43	$15.85	$10.87	$10.36	$9.65
Activity from investment operations:
Net investment income [1]	0.04	0.10	0.05	0.03	0.10	0.22
Net realized and unrealized gain (loss) on investments	1.46	1.32	(2.01)	5.08	0.57	0.65
Total from investment operations	1.50	1.42	(1.96)	5.11	0.67	0.87
Less distributions from:
Net investment income	(0.03)	(0.06)	(0.17)	(0.13)	(0.09)	(0.15)
Net realized gains	—	(0.09)	(0.29)	—	—	—
Return of capital	—	(0.04)	—	—	(0.07)	(0.01)
Total distributions	(0.03)	(0.19)	(0.46)	(0.13)	(0.16)	(0.16)
Net asset value, end of period/year	$16.13	$14.66	$13.43	$15.85	$10.87	$10.36
Total return [2]	10.22%[6]	10.68%	(12.88)%	47.22%	6.55%	9.15%
Net assets, at end of period/year (000s)	$43,868	$36,722	$29,243	$17,865	$3,184	$957
Ratio of gross expenses to average net assets before expense reimbursement/recapture [3,4]	1.21%[7]	1.28%	1.19%	1.24%	1.55%	2.05%
Ratio of net expenses to average net assets after expense reimbursement/recapture [4]	1.20%[7]	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income to average net assets [4,5]	0.47%[7]	0.69%	0.31%	0.22%	0.89%	2.28%
Portfolio Turnover Rate	23%[6]	50%	50%	35%	90%	50%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the advisor not waived or recaptured a portion of the Fund’s expenses in certain periods, total returns would have been lower/higher.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

4.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	84

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Dividend Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Period or Years Presented

	Class C
	Six Months Ended
	December 31, 2023		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of period/year	$14.54		$13.34	$15.77	$10.86	$10.35	$9.66
Activity from investment operations:
Net investment income (loss) [1]	(0.01)		(0.01)	(0.07)	(0.08)	0.03	0.15
Net realized and unrealized gain (loss) on investments	1.44		1.31	(2.00)	5.06	0.56	0.65
Total from investment operations	1.43		1.30	(2.07)	4.98	0.59	0.80
Less distributions from:
Net investment income	—		—	(0.07)	(0.07)	(0.05)	(0.10)
Net realized gains	—		(0.09)	(0.29)	—	—	—
Return of capital	—		(0.01)	—	—	(0.03)	(0.01)
Total distributions	—		(0.10)	(0.36)	(0.07)	(0.08)	(0.11)
Net asset value, end of period/year	$15.97		$14.54	$13.34	$15.77	$10.86	$10.35
Total return [2]	9.83%[6]		9.78%	(13.57)%	45.93%	5.78%	8.34%
Net assets, at end of period/year (000s)	$16,280		$14,889	$9,975	$4,508	$824	$541
Ratio of gross expenses to average net assets before expense reimbursement/recapture [3,4]	1.96%[7]		2.03%	1.94%	1.99%	2.30%	2.80%
Ratio of net expenses to average net assets after expense reimbursement/recapture [4]	1.95%[7]		1.95%	1.95%	1.95%	1.95%	1.95%
Ratio of net investment income (loss) to average net assets [4,5]	(0.27	)%7	(0.05)%	(0.42)%	(0.53)%	0.25%	1.53%
Portfolio Turnover Rate	23%[6]		50%	50%	35%	90%	50%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived or recaptured a portion of the Fund’s expenses in certain periods, total returns would have been lower/higher.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

4.	The ratios of expenses to average net assets and net investment income/(loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	85

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Dividend Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Period or Years Presented

	Class I
	Six Months Ended
	December 31, 2023	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of period/year	$14.66	$13.44	$15.87	$10.88	$10.37	$9.67
Activity from investment operations:
Net investment income [1]	0.05	0.13	0.09	0.07	0.12	0.24
Net realized and unrealized gain (loss) on investments	1.46	1.32	(2.02)	5.07	0.57	0.66
Total from investment operations	1.51	1.45	(1.93)	5.14	0.69	0.90
Less distributions from:
Net investment income	(0.04)	(0.11)	(0.21)	(0.15)	(0.10)	(0.19)
Net realized gains	—	(0.09)	(0.29)	—	—	—
Return of capital	—	(0.03)	—	—	(0.08)	(0.01)
Total distributions	(0.04)	(0.23)	(0.50)	(0.15)	(0.18)	(0.20)
Net asset value, end of period/year	$16.13	$14.66	$13.44	$15.87	$10.88	$10.37
Total return [2]	10.35%[6]	10.87%	(12.72)%	47.49%	6.79%	9.40%
Net assets, at end of period/year (000s)	$527,596	$430,286	$305,801	$237,256	$45,034	$7,892
Ratio of gross expenses to average net assets before expense reimbursement/recapture [3,4]	0.96%[7]	1.03%	0.94%	0.99%	1.30%	1.80%
Ratio of net expenses to average net assets after expense reimbursement/recapture [4]	0.95%[7]	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets [4,5]	0.73%[7]	0.96%	0.55%	0.48%	1.16%	2.47%
Portfolio Turnover Rate	23%[6]	50%	50%	35%	90%	50%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived or recaptured a portion of the Fund’s expenses in certain periods, total returns would have been lower/higher.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

4.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	86

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Exponential Technologies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Period or Years Presented

	Class N
	Six Months Ended
	December 31, 2023	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2023	June 30, 2022	June 30, 2021 *
Net asset value, beginning of period/year	$12.00	$10.92	$19.08	$10.00
Activity from investment operations:
Net investment loss [1]	(0.08)	(0.13)	(0.25)	(0.25)
Net realized and unrealized gain (loss) on investments	1.07	1.20	(7.69)	9.33
Total from investment operations	0.99	1.07	(7.94)	9.08
Less distributions from:
Net realized gains	—	—	(0.23)	(0.02)
Total distributions	—	—	(0.23)	(0.02)
Paid-in-capital from redemption fees [1]	0.00 [6]	0.01	0.01	0.02
Net asset value, end of period/year	$12.99	$12.00	$10.92	$19.08
Total return [2]	8.25%[7]	9.89%	(42.00)%	91.00%
Net assets, at end of period/year (000s)	$23,207	$22,186	$12,479	$15,730
Ratio of gross expenses to average net assets before expense reimbursement [3,4]	1.68%[8]	1.70%	1.63%	1.73%
Ratio of net expenses to average net assets after expense reimbursement [4]	1.63%[8]	1.63%	1.63%	1.63%
Ratio of net investment loss to average net assets [4,5]	(1.36)%[8]	(1.23)%	(1.54)%	(1.50)%
Portfolio Turnover Rate	33%[7]	80%	69%	60%

*	Eventide Exponential Technologies Fund commenced operations on June 30, 2020.

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	Amount represents less than $0.01 per share.

7.	Not annualized.

8.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	87

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Exponential Technologies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Period or Years Presented

	Class A
	Six Months Ended
	December 31, 2023	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2023	June 30, 2022	June 30, 2021 *
Net asset value, beginning of period/year	$12.00	$10.93	$19.08	$10.00
Activity from investment operations:
Net investment loss [1]	(0.08)	(0.14)	(0.25)	(0.26)
Net realized and unrealized gain (loss) on investments	1.07	1.20	(7.68)	9.34
Total from investment operations	0.99	1.06	(7.93)	9.08
Less distributions from:
Net realized gains	—	—	(0.23)	(0.02)
Total distributions	—	—	(0.23)	(0.02)
Paid-in-capital from redemption fees [1]	0.00 [6]	0.01	0.01	0.02
Net asset value, end of period/year	$12.99	$12.00	$10.93	$19.08
Total return [2]	8.25%[7]	9.79%	(41.95)%	91.00%
Net assets, at end of period/year (000s)	$9,272	$8,257	$7,377	$7,662
Ratio of gross expenses to average net assets before expense reimbursement [3,4]	1.73%[8]	1.75%	1.68%	1.78%
Ratio of net expenses to average net assets after expense reimbursement [4]	1.68%[8]	1.68%	1.68%	1.68%
Ratio of net investment loss to average net assets [4,5]	(1.41)%[8]	(1.28)%	(1.58)%	(1.55)%
Portfolio Turnover Rate	33%[7]	80%	69%	60%

*	Eventide Exponential Technologies Fund commenced operations on June 30, 2020.

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	Amount represents less than $0.01 per share.

7.	Not annualized.

8.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	88

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Exponential Technologies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Period or Years Presented

	Class C
	Six Months Ended
	December 31, 2023	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2023	June 30, 2022	June 30, 2021 *
Net asset value, beginning of period/year	$11.74	$10.77	$18.96	$10.00
Activity from investment operations:
Net investment loss [1]	(0.12)	(0.21)	(0.37)	(0.38)
Net realized and unrealized gain (loss) on investments	1.04	1.17	(7.60)	9.35
Total from investment operations	0.92	0.96	(7.97)	8.97
Less distributions from:
Net realized gains	—	—	(0.23)	(0.02)
Total distributions	—	—	(0.23)	(0.02)
Paid-in-capital from redemption fees [1]	0.00 [6]	0.01	0.01	0.01
Net asset value, end of period/year	$12.66	$11.74	$10.77	$18.96
Total return [2]	7.84%[7]	9.01%	(42.43)%	89.80%
Net assets, at end of period/year (000s)	$2,921	$2,635	$2,422	$2,065
Ratio of gross expenses to average net assets before expense reimbursement [3,4]	2.48%[8]	2.50%	2.43%	2.53%
Ratio of net expenses to average net assets after expense reimbursement [4]	2.43%[8]	2.43%	2.43%	2.43%
Ratio of net investment loss to average net assets [4,5]	(2.16)%[8]	(2.03)%	(2.33)%	(2.30)%
Portfolio Turnover Rate	33%[7]	80%	69%	60%

*	Eventide Exponential Technologies Fund commenced operations on June 30, 2020.

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	Amount represents less than $0.01 per share.

7.	Not annualized.

8.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	89

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Exponential Technologies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Period or Years Presented

	Class I
	Six Months Ended
	December 31, 2023	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2023	June 30, 2022	June 30, 2021 *
Net asset value, beginning of period/year	$12.08	$10.97	$19.12	$10.00
Activity from investment operations:
Net investment loss [1]	(0.07)	(0.11)	(0.22)	(0.22)
Net realized and unrealized gain (loss) on investments	1.08	1.21	(7.71)	9.34
Total from investment operations	1.01	1.10	(7.93)	9.12
Less distributions from:
Net realized gains	—	—	(0.23)	(0.02)
Total distributions	—	—	(0.23)	(0.02)
Paid-in-capital from redemption fees [1]	0.00 [6]	0.01	0.01	0.02
Net asset value, end of period/year	$13.09	$12.08	$10.97	$19.12
Total return [2]	8.36%[7]	10.12%	(41.86)%	91.40%
Net assets, at end of period/year (000s)	$92,233	$82,735	$72,567	$96,821
Ratio of gross expenses to average net assets before expense reimbursement [3,4]	1.48%[8]	1.50%	1.43%	1.53%
Ratio of net expenses to average net assets after expense reimbursement [4]	1.43%[8]	1.43%	1.43%	1.43%
Ratio of net investment loss to average net assets [4,5]	(1.16)%[8]	(1.02)%	(1.33)%	(1.30)%
Portfolio Turnover Rate	33%[7]	80%	69%	60%

*	Eventide Exponential Technologies Fund commenced operations on June 30, 2020.

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	Amount represents less than $0.01 per share.

7.	Not annualized.

8.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	90

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Gilead Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Period or Years Presented

	Class N
	Six Months Ended
	December 31, 2023	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of period/year	$48.25	$44.10	$69.91	$47.16	$41.75	$37.80
Activity from investment operations:
Net investment loss [1]	(0.16)	(0.27)	(0.53)	(0.51)	(0.25)	(0.14)
Net realized and unrealized gain (loss) on investments	2.44	6.70	(21.01)	23.77	6.98	5.80
Total from investment operations	2.28	6.43	(21.54)	23.26	6.73	5.66
Less distributions from:
Net realized gains	—	(2.28)	(4.27)	(0.51)	(1.32)	(1.71)
Total distributions	—	(2.28)	(4.27)	(0.51)	(1.32)	(1.71)
Net asset value, end of period/year	$50.53	$48.25	$44.10	$69.91	$47.16	$41.75
Total return [2]	4.31%[5]	15.29%[7]	(32.65)%	49.43%	16.66%	16.41%
Net assets, at end of period/year (000s)	$518,922	$526,825	$529,869	$827,811	$549,944	$639,372
Ratio of net expenses to average net assets [3]	1.36%[6]	1.38%	1.31%	1.31%	1.38%	1.39%
Ratio of net investment loss to average net assets [3,4]	(0.67)%[6]	(0.59)%	(0.86)%	(0.85)%	(0.63)%	(0.37)%
Portfolio Turnover Rate	18%[5]	34%	27%	19%	35%	38%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

3.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

4.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

5.	Not annualized.

6.	Annualized.

7.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

E V E N T I D E	91

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Gilead Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Period or Years Presented

	Class A
	Six Months Ended
	December 31, 2023	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of period/year	$47.94	$43.83	$69.53	$46.92	$41.57	$37.66
Activity from investment operations:
Net investment loss [1]	(0.17)	(0.29)	(0.55)	(0.54)	(0.27)	(0.16)
Net realized and unrealized gain (loss) on investments	2.41	6.68	(20.88)	23.66	6.94	5.78
Total from investment operations	2.24	6.39	(21.43)	23.12	6.67	5.62
Less distributions from:
Net realized gains	—	(2.28)	(4.27)	(0.51)	(1.32)	(1.71)
Total distributions	—	(2.28)	(4.27)	(0.51)	(1.32)	(1.71)
Net asset value, end of period/year	$50.18	$47.94	$43.83	$69.53	$46.92	$41.57
Total return [2]	4.28%[5]	15.30%[7]	(32.67)%	49.39%	16.58%	16.36%
Net assets, at end of period/year (000s)	$361,513	$351,924	$302,171	$458,726	$301,013	$274,059
Ratio of net expenses to average net assets [3]	1.41%[6]	1.43%	1.36%	1.36%	1.43%	1.44%
Ratio of net investment loss to average net assets [3,4]	(0.72)%[6]	(0.65)%	(0.91)%	(0.91)%	(0.69)%	(0.44)%
Portfolio Turnover Rate	18%[5]	34%	27%	19%	35%	38%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges.

3.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

4.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

5.	Not Annualized.

6.	Annualized.

7.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

E V E N T I D E	92

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Gilead Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Period or Years Presented

	Class C
	Six Months Ended
	December 31, 2023	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of period/year	$42.13	$39.09	$62.97	$42.86	$38.37	$35.16
Activity from investment operations:
Net investment loss [1]	(0.30)	(0.55)	(0.91)	(0.89)	(0.53)	(0.41)
Net realized and unrealized gain (loss) on investments	2.12	5.87	(18.70)	21.51	6.34	5.33
Total from investment operations	1.82	5.32	(19.61)	20.62	5.81	4.92
Less distributions from:
Net realized gains	—	(2.28)	(4.27)	(0.51)	(1.32)	(1.71)
Total distributions	—	(2.28)	(4.27)	(0.51)	(1.32)	(1.71)
Net asset value, end of period/year	$43.95	$42.13	$39.09	$62.97	$42.86	$38.37
Total return [2]	3.88%[5,6]	14.38%[5]	(33.21)%	48.23%	15.71%	15.51%
Net assets, at end of period/year (000s)	$198,916	$218,201	$235,967	$404,272	$289,242	$266,001
Ratio of net expenses to average net assets [3]	2.16%[7]	2.18%	2.11%	2.11%	2.18%	2.19%
Ratio of net investment loss to average net assets [3,4]	(1.46)%[7]	(1.40)%	(1.67)%	(1.65)%	(1.43)%	(1.17)%
Portfolio Turnover Rate	18%[6]	34%	27%	19%	35%	38%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

3.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

4.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

5.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

6.	Not annualized.

7.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	93

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Gilead Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Period or Years Presented

	Class I
	Six Months Ended
	December 31, 2023	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of period/year	$49.82	$45.36	$71.65	$48.22	$42.59	$38.44
Activity from investment operations:
Net investment loss [1]	(0.11)	(0.19)	(0.41)	(0.40)	(0.18)	(0.07)
Net realized and unrealized gain (loss) on investments	2.51	6.93	(21.61)	24.34	7.13	5.93
Total from investment operations	2.40	6.74	(22.02)	23.94	6.95	5.86
Less distributions from:
Net realized gains	—	(2.28)	(4.27)	(0.51)	(1.32)	(1.71)
Total distributions	—	(2.28)	(4.27)	(0.51)	(1.32)	(1.71)
Net asset value, end of period/year	$52.22	$49.82	$45.36	$71.65	$48.22	$42.59
Total return [2]	4.42%[5]	15.56%[7]	(32.52)%	49.76%	16.85%	16.66%
Net assets, at end of period/year (000s)	$2,741,060	$2,663,688	$2,408,991	$3,522,353	$1,997,163	$1,475,489
Ratio of net expenses to average net assets [3]	1.16%[6]	1.18%	1.11%	1.11%	1.18%	1.19%
Ratio of net investment loss to average net assets [3,4]	(0.47)%[6]	(0.40)%	(0.66)%	(0.65)%	(0.43)%	(0.17)%
Portfolio Turnover Rate	18%[5]	34%	27%	19%	35%	38%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

3.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

4.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

5.	Not annualized.

6.	Annualized.

7.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

E V E N T I D E	94

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Healthcare & Life Sciences Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Period or Years Presented

	Class N
	Six Months Ended
	December 31, 2023	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of period/year	$36.63	$26.52	$46.19	$43.33	$35.51	$34.52
Activity from investment operations:
Net investment loss [1]	(0.20)	(0.37)	(0.57)	(0.72)	(0.52)	(0.46)
Net realized and unrealized gain (loss) on investments	(0.24)	10.48	(14.74)	5.52	9.19	3.39
Total from investment operations	(0.44)	10.11	(15.31)	4.80	8.67	2.93
Less distributions from:
Net investment income	—	—	(0.63)	—	—	—
Net realized gains	—	—	(3.73)	(1.94)	(0.87)	(1.98)
Total distributions	—	—	(4.36)	(1.94)	(0.87)	(1.98)
Paid-in-capital from redemption fees [1]	—	—	—	0.00 [5]	0.02	0.04
Net asset value, end of period/year	$36.19	$36.63	$26.52	$46.19	$43.33	$35.51
Total return [2]	(1.92)%[6]	38.12%[8]	(35.99)%[8]	10.34%	24.68%	10.38%[8]
Net assets, at end of period/year (000s)	$111,156	$133,006	$115,954	$227,441	$231,460	$147,468
Ratio of net expenses to average net assets [3]	1.52%[7]	1.50%	1.50%	1.48%	1.50%	1.49%
Ratio of net investment loss to average net assets [3,4]	(1.21)%[7]	(1.14)%	(1.49)%	(1.47)%	(1.44)%	(1.38)%
Portfolio Turnover Rate	45%[6]	79%	59%	62%	33%	53%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

3.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

4.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

5.	Amount represents less than $0.01 per share.

6.	Not annualized.

7.	Annualized.

8.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

E V E N T I D E	95

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Healthcare & Life Sciences Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Period or Years Presented

	Class A
	Six Months Ended
	December 31, 2023	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of period/year	$36.37	$26.34	$45.91	$43.10	$35.33	$34.40
Activity from investment operations:
Net investment loss [1]	(0.21)	(0.38)	(0.58)	(0.74)	(0.53)	(0.48)
Net realized and unrealized gain (loss) on investments	(0.25)	10.41	(14.64)	5.49	9.15	3.35
Total from investment operations	(0.46)	10.03	(15.22)	4.75	8.62	2.87
Less distributions from:
Net investment income	—	—	(0.62)	—	—	—
Net realized gains	—	—	(3.73)	(1.94)	(0.87)	(1.98)
Total distributions	—	—	(4.35)	(1.94)	(0.87)	(1.98)
Paid-in-capital from redemption fees [1]	—	—	—	0.00 [5]	0.02	0.04
Net asset value, end of period/year	$35.91	$36.37	$26.34	$45.91	$43.10	$35.33
Total return [2]	(1.94)%[6,7]	38.08%[6]	(36.02)%[6]	10.28%	24.67%	10.24%[7]
Net assets, at end of period/year (000s)	$142,912	$151,885	$114,642	$191,709	$175,151	$143,407
Ratio of net expenses to average net assets [3]	1.57%[8]	1.55%	1.55%	1.53%	1.55%	1.54%
Ratio of net investment loss to average net assets [3,4]	(1.26)%[8]	(1.19)%	(1.54)%	(1.52)%	(1.49)%	(1.43)%
Portfolio Turnover Rate	45%[7]	79%	59%	62%	33%	53%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges.

3.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

4.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

5.	Amount represents less than $0.01 per share.

6.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

7.	Not annualized.

8.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	96

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Healthcare & Life Sciences Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Period or Years Presented

	Class C
	Six Months Ended
	December 31, 2023	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of period/year	$33.39	$24.37	$42.78	$40.56	$33.54	$33.00
Activity from investment operations:
Net investment loss [1]	(0.31)	(0.57)	(0.80)	(1.04)	(0.76)	(0.69)
Net realized and unrealized gain (loss) on investments	(0.22)	9.59	(13.60)	5.20	8.63	3.17
Total from investment operations	(0.53)	9.02	(14.40)	4.16	7.87	2.48
Less distributions from:
Net investment income	—	—	(0.28)	—	—	—
Net realized gains	—	—	(3.73)	(1.94)	(0.87)	(1.98)
Total distributions	—	—	(4.01)	(1.94)	(0.87)	(1.98)
Paid-in-capital from redemption fees [1]	—	—	—	0.00 [5]	0.02	0.04
Net asset value, end of period/year	$32.86	$33.39	$24.37	$42.78	$40.56	$33.54
Total return [2]	(2.29)%[6]	37.01%[8]	(36.51)%[8]	9.45%	23.73%	9.50%[8]
Net assets, at end of period/year (000s)	$67,215	$76,849	$66,540	$120,351	$104,202	$87,773
Ratio of net expenses to average net assets [3]	2.32%[7]	2.30%	2.30%	2.28%	2.30%	2.29%
Ratio of net investment loss to average net assets [3,4]	(2.01)%[7]	(1.94)%	(2.29)%	(2.27)%	(2.23)%	(2.18)%
Portfolio Turnover Rate	45%[6]	79%	59%	62%	33%	53%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

3.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

4.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

5.	Amount represents less than $0.01 per share.

6.	Not annualized.

7.	Annualized.

8.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

E V E N T I D E	97

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Healthcare & Life Sciences Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Period or Years Presented

	Class I
	Six Months Ended
	December 31, 2023	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of period/year	$37.45	$27.05	$47.04	$44.02	$35.98	$34.88
Activity from investment operations:
Net investment loss [1]	(0.18)	(0.31)	(0.49)	(0.64)	(0.46)	(0.40)
Net realized and unrealized gain (loss) on investments	(0.26)	10.71	(15.03)	5.60	9.35	3.44
Total from investment operations	(0.44)	10.40	(15.52)	4.96	8.89	3.04
Less distributions from:
Net investment income	—	—	(0.74)	—	—	—
Net realized gains	—	—	(3.73)	(1.94)	(0.87)	(1.98)
Total distributions	—	—	(4.47)	(1.94)	(0.87)	(1.98)
Paid-in-capital from redemption fees [1]	—	—	—	0.00 [5]	0.02	0.04
Net asset value, end of period/year	$37.01	$37.45	$27.05	$47.04	$44.02	$35.98
Total return [2]	(1.83)%[6]	38.45%[8]	(35.85)%[8]	10.54%	24.97%	10.60%[8]
Net assets, at end of period/year (000s)	$1,345,765	$1,441,422	$1,024,430	$1,573,091	$1,120,862	$705,159
Ratio of net expenses to average net assets [3]	1.32%[7]	1.30%	1.30%	1.28%	1.30%	1.29%
Ratio of net investment loss to average net assets [3,4]	(1.01)%[7]	(0.94)%	(1.29)%	(1.28)%	(1.24)%	(1.19)%
Portfolio Turnover Rate	45%[6]	79%	59%	62%	33%	53%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

3.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

4.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

5.	Amount represents less than $0.01 per share.

6.	Not annualized.

7.	Annualized.

8.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

E V E N T I D E	98

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Large Cap Focus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period or Year Presented

	Class N
	Six Months Ended
	December 31, 2023	Year Ended
	(Unaudited)	June 30, 2023 *
Net asset value, beginning of period/year	$11.44	$10.00
Activity from investment operations:
Net investment loss [1]	(0.02)	(0.01)
Net realized and unrealized gain on investments	0.99	1.45
Total from investment operations	0.97	1.44
Less distributions from:
Return of capital	—	(0.00)[6]
Total distributions	—	(0.00)[6]
Net asset value, end of period/year	$12.41	$11.44
Total return [2]	8.48%[7]	14.43%
Net assets, at end of period/year (000s)	$5,688	$330
Ratio of gross expenses to average net assets before expense reimbursement [3,4]	1.75%[8]	2.84%[9]
Ratio of net expenses to average net assets after expense reimbursement [4]	1.14%[8]	1.15%[9]
Ratio of net investment loss to average net assets [4,5]	(0.34)%[8]	(0.15)%
Portfolio Turnover Rate	28%[7]	48%

*	Eventide Large Cap Focus Fund Class N commenced operations on June 30, 2022.

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	Amount represents less than $0.01 per share.

7.	Not annualized.

8.	Annualized.

9.	The ratio includes 0.01% for the year ended June 30, 2023 attributed to line of credit fees.

See accompanying notes to financial statements.

E V E N T I D E	99

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Large Cap Focus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period or Year Presented

	Class A
	Six Months Ended
	December 31, 2023	Year Ended
	(Unaudited)	June 30, 2023 *
Net asset value, beginning of period/year	$11.42	$10.00
Activity from investment operations:
Net investment loss [1]	(0.02)	(0.00)[6]
Net realized and unrealized gain on investments	0.99	1.43
Total from investment operations	0.97	1.43
Less distributions from:
Return of capital	—	(0.01)
Total distributions	—	(0.01)
Net asset value, end of period/year	$12.39	$11.42
Total return [2]	8.49%[7]	14.26%
Net assets, at end of period/year (000s)	$603	$190
Ratio of gross expenses to average net assets before expense reimbursement [3,4]	1.80%[8]	2.89%[9]
Ratio of net expenses to average net assets after expense reimbursement [4]	1.19%[8]	1.20%[9]
Ratio of net investment loss to average net assets [4,5]	(0.36)%[8]	(0.25)%
Portfolio Turnover Rate	28%[7]	48%

*	Eventide Large Cap Focus Fund Class N commenced operations on June 30, 2022.

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	Amount represents less than $0.01 per share.

7.	Not annualized.

8.	Annualized.

9.	The ratio includes 0.01% for the year ended June 30, 2023 attributed to line of credit fees.

See accompanying notes to financial statements.

E V E N T I D E	100

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Large Cap Focus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period or Year Presented

	Class C
	Six Months Ended
	December 31, 2023	Year Ended
	(Unaudited)	June 30, 2023 *
Net asset value, beginning of period/year	$11.36	$10.00
Activity from investment operations:
Net investment loss [1]	(0.06)	(0.09)
Net realized and unrealized gain on investments	0.97	1.45
Total from investment operations	0.91	1.36
Net asset value, end of period/year	$12.27	$11.36
Total return [2]	8.01%[6]	13.60%
Net assets, at end of period/year (000s)	$46	$27
Ratio of gross expenses to average net assets before expense reimbursement [3,4]	2.55%[7]	3.64%[8]
Ratio of net expenses to average net assets after expense reimbursement [4]	1.94%[7]	1.95%[8]
Ratio of net investment loss to average net assets [4,5]	(1.12)%[7]	(0.93)%
Portfolio Turnover Rate	28%[6]	48%

*	Eventide Large Cap Focus Fund Class N commenced operations on June 30, 2022.

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	The ratio includes 0.01% for the year ended June 30, 2023 attributed to line of credit fees.

See accompanying notes to financial statements.

E V E N T I D E	101

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Large Cap Focus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period or Year Presented

	Class I
	Six Months Ended
	December 31, 2023	Year Ended
	(Unaudited)	June 30, 2023 *
Net asset value, beginning of period/year	$11.44	$10.00
Activity from investment operations:
Net investment income (loss) [1]	(0.01)	0.01
Net realized and unrealized gain on investments	1.00	1.44
Total from investment operations	0.99	1.45
Less distributions from:
Net investment income	—	(0.00)[6]
Return of capital	—	(0.01)
Total distributions	—	(0.01)
Net asset value, end of period/year	$12.43	$11.44
Total return [2]	8.65%[7]	14.55%
Net assets, at end of period/year (000s)	$24,696	$12,808
Ratio of gross expenses to average net assets before expense reimbursement [3,4]	1.55%[8]	2.64%[9]
Ratio of net expenses to average net assets after expense reimbursement [4]	0.94%[8]	0.95%[9]
Ratio of net investment income (loss) to average net assets [4,5]	(0.11)%[8]	0.08%
Portfolio Turnover Rate	28%[7]	48%

*	Eventide Large Cap Focus Fund Class N commenced operations on June 30, 2022.

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

4.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

6.	Amount represents less than $0.01 per share.

7.	Not annualized.

8.	Annualized.

9.	The ratio includes 0.01% for the year ended June 30, 2023 attributed to line of credit fees.

See accompanying notes to financial statements.

E V E N T I D E	102

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Limited-Term Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class N
	Six Months Ended
	December 31, 2023	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019 *
Net asset value, beginning of period/year	$9.68	$9.72	$10.49	$10.62	$10.38	$10.03
Activity from investment operations:
Net investment income [1]	0.12	0.16	0.04	0.06	0.15	0.12
Net realized and unrealized gain (loss) on investments	0.24	(0.04)	(0.69)	(0.01)	0.30	0.34
Total from investment operations	0.36	0.12	(0.65)	0.05	0.45	0.46
Less distributions from:
Net investment income	(0.13)	(0.16)	(0.07)	(0.07)	(0.19)	(0.11)
Net realized gains	—	—	—	(0.07)	—	—
Return of capital	—	(0.00)[5]	(0.05)	(0.04)	(0.02)	—
Total distributions	(0.13)	(0.16)	(0.12)	(0.18)	(0.21)	(0.11)
Net asset value, end of period/year	$9.91	$9.68	$9.72	$10.49	$10.62	$10.38
Total return [2]	3.77%[6]	1.29%	(6.26)%	0.48%	4.37%	4.64%[6]
Net assets, at end of period/year (000s)	$17,983	$17,698	$5,622	$6,906	$37,973	$1,680
Ratio of gross expenses to average net assets before expense reimbursement [3]	0.96%[7]	0.91%	0.84%	0.86%	1.11%	2.41%[7]
Ratio of net expenses to average net assets after expense reimbursement	0.75%[7]	0.75%	0.75%	0.75%	0.75%	0.98%[7]
Ratio of net investment income to average net assets [4]	2.58%[7]	1.66%	0.42%	0.54%	1.44%	2.20%[7]
Portfolio Turnover Rate	22%[6]	34%	48%	72%	71%	60%[6]

*	Eventide Limited-Term Bond Fund Class N commenced on December 14, 2018.

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

4.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

5.	Amount represents less than $0.01 per share.

6.	Not annualized.

7.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	103

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Limited-Term Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class A
	Six Months
	Ended	Year	Year	Year	Year	Period	Year
	December 31,	Ended	Ended	Ended	Ended	Ended	Ended
	2023	June 30,	June 30,	June 30,	June 30,	June 30,	October 31,
	(Unaudited)	2023	2022	2021	2020	2019*	2018
Net asset value, beginning of period/year	$9.70	$9.75	$10.51	$10.65	$10.41	$10.06	$10.44
Activity from investment operations:
Net investment income [1]	0.12	0.14	0.04	0.03	0.17	0.14	0.19
Net realized and unrealized gain (loss) on investments	0.25	(0.03)	(0.69)	0.01 [5]	0.27	0.37	(0.35)
Total from investment operations	0.37	0.11	(0.65)	0.04	0.44	0.51	(0.16)
Less distributions from:
Net investment income	(0.13)	(0.16)	(0.06)	(0.07)	(0.18)	(0.16)	(0.20)
Net realized gains	—	—	—	(0.07)	—	—	(0.02)
Return of capital	—	(0.00)[6]	(0.05)	(0.04)	(0.02)	—	—
Total distributions	(0.13)	(0.16)	(0.11)	(0.18)	(0.20)	(0.16)	(0.22)
Paid-in-capital from redemption fees [1]	—	—	—	—	—	—	0.00 [6]
Net asset value, end of period/year	$9.94	$9.70	$9.75	$10.51	$10.65	$10.41	$10.06
Total return [2]	3.83%[7]	1.14%	(6.20)%	0.45%	4.30%	5.08%[7]	(1.52)%
Net assets, at end of period/year (000s)	$10,811	$19,390	$22,210	$29,596	$12,873	$13,977	$17,191
Ratio of gross expenses to average net assets before expense reimbursement [3]	1.01%[8]	0.96%	0.89%	0.91%	1.16%	2.09%[8]	1.62%
Ratio of net expenses to average net assets after expense reimbursement	0.80%[8]	0.80%	0.80%	0.80%	0.80%	1.08%[8]	1.25%
Ratio of net investment income to average net assets [4]	2.49%[8]	1.47%	0.37%	0.27%	1.63%	2.05%[8]	1.89%
Portfolio Turnover Rate	22%[7]	34%	48%	72%	71%	60%[7]	27%

*	Represents the period November 1, 2018 through June 30, 2019. See Note 1.

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

4.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

5.	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

6.	Amount represents less than $0.01 per share.

7.	Not annualized.

8.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	104

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Limited-Term Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class C
	Six Months Ended
	December 31, 2023	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019 *
Net asset value, beginning of period/year	$9.64	$9.68	$10.44	$10.60	$10.37	$10.03
Activity from investment operations:
Net investment income (loss) [1]	0.09	0.07	(0.04)	(0.05)	(0.01)	0.07
Net realized and unrealized gain (loss) on investments	0.24	(0.02)	(0.68)	0.01 [5]	0.37	0.35
Total from investment operations	0.33	0.05	(0.72)	(0.04)	0.36	0.42
Less distributions from:
Net investment income	(0.10)	(0.09)	(0.02)	(0.01)	(0.10)	(0.08)
Net realized gains	—	—	—	(0.07)	—	—
Return of capital	—	(0.00)[6]	(0.02)	(0.04)	(0.03)	—
Total distributions	(0.10)	(0.09)	(0.04)	(0.12)	(0.13)	(0.08)
Net asset value, end of period/year	$9.87	$9.64	$9.68	$10.44	$10.60	$10.37
Total return [2]	3.36%[7]	0.49%	(6.94)%	(0.38)%	3.50%	4.24%[7]
Net assets, at end of period/year (000s)	$1,323	$1,618	$1,678	$1,545	$401	$72
Ratio of gross expenses to average net assets before expense reimbursement [3]	1.76%[8]	1.71%	1.64%	1.66%	1.91%	3.21%[8]
Ratio of net expenses to average net assets after expense reimbursement	1.55%[8]	1.55%	1.55%	1.55%	1.55%	1.78%[8]
Ratio of net investment income (loss) to average net assets [4]	1.77%[8]	0.74%	(0.37)%	(0.50)%	(0.08)%	1.45%[8]
Portfolio Turnover Rate	22%[7]	34%	48%	72%	71%	60%[7]

*	Eventide Limited-Term Bond Fund Class C commenced on December 14, 2018.

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

4.	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

5.	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

6.	Amount represents less than $0.01 per share.

7.	Not annualized.

8.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	105

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Limited-Term Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class I
	Six Months
	Ended	Year	Year	Year	Year	Period	Year
	December 31,	Ended	Ended	Ended	Ended	Ended	Ended
	2023	June 30,	June 30,	June 30,	June 30,	June 30,	October 31,
	(Unaudited)	2023	2022	2021	2020	2019*	2018
Net asset value, beginning of period/year	$9.93	$9.97	$10.75	$10.89	$10.64	$10.27	$10.63
Activity from investment operations:
Net investment income [1]	0.14	0.16	0.07	0.05	0.17	0.16	0.22
Net realized and unrealized gain (loss) on investments	0.24	(0.02)	(0.71)	0.01 [5]	0.31	0.38	(0.36)
Total from investment operations	0.38	0.14	(0.64)	0.06	0.48	0.54	(0.14)
Less distributions from:
Net investment income	(0.14)	(0.18)	(0.08)	(0.09)	(0.21)	(0.17)	(0.20)
Net realized gains	—	—	—	(0.07)	—	—	(0.02)
Return of capital	—	(0.00)[6]	(0.06)	(0.04)	(0.02)	—	—
Total distributions	(0.14)	(0.18)	(0.14)	(0.20)	(0.23)	(0.17)	(0.22)
Paid-in-capital from redemption fees [1]	—	—	—	—	—	—	(0.00)[6]
Net asset value, end of period/year	$10.17	$9.93	$9.97	$10.75	$10.89	$10.64	$10.27
Total return [2]	3.87%[7]	1.46%	(6.02)%	0.65%	4.58%	5.30%[7]	(1.31)%
Net assets, at end of period/year (000s)	$101,105	$88,666	$152,546	$144,089	$28,847	$3,230	$1,030
Ratio of gross expenses to average net assets before expense reimbursement [3]	0.76%[8]	0.71%	0.64%	0.66%	0.91%	1.97%[8]	1.38%
Ratio of net expenses to average net assets after expense reimbursement	0.55%[8]	0.55%	0.55%	0.55%	0.55%	0.81%[8]	1.00%
Ratio of net investment income to average net assets [4]	2.79%[8]	1.68%	0.64%	0.49%	1.58%	2.30%[8]	2.10%
Portfolio Turnover Rate	22%[7]	34%	48%	72%	71%	60%[7]	27%

*	Represents the period November 1, 2018 through June 30, 2019. See Note 1.

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

4.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

5.	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

6.	Amount represents less than $0.01 per share.

7.	Not annualized.

8.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	106

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 3
Eventide Funds
Notes to Financial Statements	December 31, 2023

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of thirty-seven series. These financial statements include the following series: Eventide Balanced Fund (formerly Eventide Multi-Asset Income Fund), Eventide Core Bond Fund, Eventide Dividend Opportunities Fund, Eventide Exponential Technologies Fund, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund, Eventide Large Cap Focus Fund and the Eventide Limited-Term Bond Fund (each a “Fund” or collectively the “Funds”). Each Fund except Eventide Exponential Technologies Fund and Eventide Large Cap Focus Fund is a diversified series of the Trust. Eventide Exponential Technologies Fund and Eventide Large Cap Focus Fund are non-diversified series of the Trust. The Funds’ investment advisor is Eventide Asset Management, LLC (the “Advisor”).

Eventide Balanced Fund commenced operations on July 15, 2015. The Fund’s investment objective is current income while maintaining the potential for capital appreciation.

Eventide Core Bond Fund commenced operations on July 31, 2020. The Fund’s investment objective is total return consistent with income generation.

Eventide Dividend Opportunities Fund commenced operations on September 29, 2017. The Fund’s investment objectives are dividend income and long-term capital appreciation. The Fund’s secondary objective is dividend growth.

Eventide Exponential Technologies Fund commenced operations on June 30, 2020. The Fund’s investment objective is long-term capital appreciation.

Eventide Gilead Fund commenced operations on July 8, 2008. The Fund’s investment objective is long-term capital appreciation.

Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012. The Fund’s investment objective is long-term capital appreciation.

Eventide Large Cap Focus Fund commenced operations on June 30, 2022. The Fund’s investment objective is long-term capital appreciation.

Eventide Limited-Term Bond Fund (formerly Epiphany FFV Strategic Income Fund) Class A and Class I shares commenced operations on July 28, 2010. On March 29, 2017, the Board of Trustees of Epiphany Funds voted to reclassify (the “Conversion”) all outstanding Class C Shares of the Epiphany FFV Strategic Income Fund to Class I shares to be effective on May 30, 2017 (the “Conversion Date”). On the Conversion Date, each Class C share was reclassified as a Class I shares equal in value to the Class C shares owned by that shareholder. The Eventide Limited-Term Bond Fund’s Class N and Class C shares commenced operations December 14, 2018. The Fund changed its fiscal year end from October 31 to June 30. The Fund’s investment objective is income.

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Each Fund offers four classes of shares, Class N, Class A, Class C and Class I. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including Accounting Standards Update 2013-08.

a) Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of trustees of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the Advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the Advisor as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

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The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

■	Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

■	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

■	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2023 for the Funds’ assets measured at fair value:

Eventide Balanced Fund Assets

Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks 1	$164,681,049	$—	$—	$164,681,049
Asset Backed Securities 1	—	5,410,040	—	5,410,040
Collateralized Mortgage Obligations [1]	—	1,840,021	—	1,840,021
Convertible Bonds 1	—	3,142,447	—	3,142,447
Corporate Bonds 1	—	82,407,275	3,800,000	86,207,275
Municipal Bonds 1	—	7,506,865	—	7,506,865
U.S. Government & Agencies [1]	—	70,324,180	—	70,324,180
Short-Term Investments	108,428	—	—	108,428
Total	$164,789,477	$170,630,828	$3,800,000	$339,220,305

Eventide Core Bond Fund Assets

Security Classifications	Level 1	Level 2	Level 3	Totals
Asset Backed Securities 1	$—	$3,596,628	$—	$3,596,628
Corporate Bonds 1	—	52,150,203	—	52,150,203
Municipal Bonds [1]	—	5,659,101	—	5,659,101
U.S. Government & Agencies 1	—	49,604,931	—	49,604,931
Total	$—	$111,010,863	$—	$111,010,863
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Eventide Dividend Opportunities Fund Assets

Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks [1]	$660,796,924	$—	$—	$660,796,924
Corporate Bonds [1]	—	—	3,250,000	3,250,000
Short-Term Investments	108,779	—	—	108,779
Total	$660,905,703	$—	$3,250,000	$664,155,703

Eventide Exponential Technologies Fund Assets

Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks [1]	$122,991,339	$—	$—	$122,991,339
Corporate Bonds [1]	—	—	750,000	750,000
Warrant [1]	—	—	—	—
Short-Term Investments	12,195	—	—	12,195
Total	$123,003,534	$—	$750,000	$123,753,534

Eventide Gilead Fund Assets

Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks [1]	$3,608,570,996	$—	$—	$3,608,570,996
Contingent Value Rights [1]	—	—	3,365,186	3,365,186
Private Investments [1]	—	—	22,589,287	22,589,287
Corporate Bonds [1]	—	12,000,000	31,000,000	43,000,000
Warrant [1]	—	—	3,294,959	3,294,959
Short-Term Investments	5,063,928	—	—	5,063,928
Total	$3,613,634,924	$12,000,000	$60,249,432	$3,685,884,356

Eventide Healthcare & Life Sciences Fund Assets

Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks [1]	$1,539,489,981	$—	$—	$1,539,489,981
Contingent Value Rights [1]	—	—	1,291,743	1,291,743
Private Investments [1]	—	—	69,776,258	69,776,258
Convertible Bonds [1]	—	—	2,818,000	2,818,000
Warrant [1]	—	—	2,055,533	2,055,533
Short-Term Investments	3,306,956	—	—	3,306,956
Total	$1,542,796,937	$—	$75,941,534	$1,618,738,471

Eventide Large Cap Focus Fund Assets

Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks [1]	$29,499,372	$—	$—	$29,499,372
Warrant [1]	—	—	—	—
Short-Term Investments	1,351,058	—	—	1,351,058
Total	$30,850,430	$—	$—	$30,850,430

Eventide Limited-Term Bond Fund Assets

Security Classifications	Level 1	Level 2	Level 3	Totals
Asset Backed Securities [1]	$—	$7,265,502	$—	$7,265,502
Corporate Bonds [1]	—	82,599,637	—	82,599,637
Municipal Bonds [1]	—	8,507,949	—	8,507,949
U.S. Government & Agencies [1]	—	29,173,835	—	29,173,835
Total	$—	$127,546,923	$—	$127,546,923

1.	For a detailed break-out of investments by security classification, please refer to the Schedule of Investments.
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The following is a reconciliation of assets in which level 3 inputs were used in determining value:

Eventide Balanced Fund

	Corporate Bonds	Total
Beginning balance 6/30/2023	$3,800,000	$3,800,000
Total realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Cost of purchases	—	—
Proceeds from sales	—	—
Net transfers in/out of level 3	—	—
Ending balance 12/31/2023	$3,800,000	$3,800,000

Eventide Dividend Opportunities Fund

	Corporate Bonds	Total
Beginning balance 6/30/2023	$2,000,000	$2,000,000
Total realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Cost of purchases	3,250,000	3,250,000
Proceeds from sales	—	—
Corporate action	(2,000,000)	(2,000,000)
Net transfers in/out of level 3	—	—
Ending balance 12/31/2023	$3,250,000	$3,250,000

Eventide Exponential Technologies Fund

	Corporate Bonds	Warrant	Total
Beginning balance 6/30/2023	$—	$—	$—
Total realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	—	—	—
Cost of purchases	750,000	—	750,000
Proceeds from sales	—	—	—
Net transfers in/out of level 3	—	—	—
Ending balance 12/31/2023	$750,000	$—	$750,000

Eventide Gilead Fund

	Contingent Value
	Rights	Private Investments	Corporate Bonds	Warrant	Total
Beginning balance 6/30/2023	$3,197,106	$18,653,578	$27,000,000	$1,274,958	$50,125,642
Total realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)	168,080	(2,064,293)	—	2,020,001	123,788
Cost of purchases	—	6,000,002	11,000,000	—	17,000,002
Proceeds from sales	—	—	—	—	—
Corporate action	—	—	(7,000,000)	—	(7,000,000)
Net transfers in/out of level 3	—	—	—	—	—
Ending balance 12/31/2023	$3,365,186	$22,589,287	$31,000,000	$3,294,959	$60,249,432

Eventide Healthcare & Life Sciences Fund

	Contingent Value
	Rights	Private Investments	Convertible Bonds	Warrant	Total
Beginning balance 6/30/2023	$1,227,225	$93,230,465	$2,818,000	$708,377	$97,984,067
Total realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)	64,518	(1,995,923)	—	1,347,156	(584,249)
Cost of purchases	—	18,999,996	—	—	18,999,996
Proceeds from sales	—	—	—	—	—
Corporate action	—	—	—	—	—
Net transfers in/out of level 3	—	(40,458,280)	—	—	(40,458,280)
Ending balance 12/31/2023	$1,291,743	$69,776,258	$2,818,000	$2,055,533	$75,941,534
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The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investments were as follows:

				Impact to Valuation from
Description	Valuation Technique(s)	Unobservable Input	Input	an increase in Input[1]
Arch Oncology, Inc. Series C1	Residual Value	Net assets	$540K	Increase
Beta Bionics, Inc. Series B,	PWERM	Revenue	$46.1M	Increase
Beta Bionics, Inc. Series B2,		Revenue multiple	8.00-8.50x	Increase
Beta Bionics, Inc. Series C,		Recovery multiple	0.50x	Increase
Beta Bionics, Inc. Series C Warrant		Strategic sale	20% probability weight	Increase
Beta Bionics, Inc. Series D,		IPO	50% probability weight	Increase
Beta Bionics, Inc. Series D Warrant		Downside	20% probability weight	Decrease
		Dissolution	10% probability weight	Decrease
BioSplice Therapeutics, Inc. Series B-1	Monte Carlo	Liquidity discount	10%	Decrease
		Terminal FCF Growth Rate	-3%	Increase
BioSplice Therapeutics, Inc. Series C Warrant	Black-Scholes Option Pricing	Risk free rate	3.584%	Decrease
	Model	Time to expiration	2.5 years	Increase
		Volatility	69.97% weighted avg	Increase
		Liquidity discount	39.40%	Decrease
BioSplice Therapeutics, Inc. Series C PIK	Market Comparable Companies	Volatility	69.97% weighted average	Increase
		Liquidity discount	39.40%	Decrease
		Bond sector spread	1,386.23 bps weighted average	Decrease
Casma Therapeutics, Inc. Series B1,	Market Approach	Pending financing	$0.30	Increase
Casma Therapeutics, Inc. Series B2,
Casma Therapeutics, Inc. Series C1,
Casma Therapeutics, Inc. Series C2
Flare Therapeutics, Inc. Series A,	Market Approach	Recent transaction price	$1.20	Increase
Flare Therapeutics, Inc. Series A2,
Flare Therapeutics, Inc. Series B
Freenome Holdings, Inc. Series D	Market Approach	Pending financing	$7.54	Increase
Goldfinch Biopharma, Inc. Series A,	Residual Value	Net assets	$0	Increase
Goldfinch Biopharma, Inc. Series B,
Goldfinch Biopharma, Inc. Series B2
Kojin Therapeutics, Inc. Series A-1,	Residual Value	Net assets	$19M	Increase
Kojin Therapeutics, Inc. Series A-2
Metagenomi Technologies, LLC Series B,	Market Approach	Recent transaction price	$14.07	Increase
Metagenomi Technologies, LLC Series B-1
Peloton Therapeutics, Inc. - CRV	Net Present Value	Discount rate	10%	Decrease
		Probability of success	2.5%-75%	Increase
		Milestone payments	$50M-$1.1B	Increase
		Time horizon	2025-2039	Decrease
Prometheus Laboratories, Inc.	Market Approach	Recent transaction price	$0.69	Increase
Shoreline Biosciences Series B	Option Pricing Model/Back solve	Risk free rate	1.18% - 3.49%	Decrease
		Time to expiration	5 years	Increase
		Volatility	67.82% - 69.94%	Increase
		Market Equity Adjustment	-37.25%	Decrease
Hope Global International 4% 01/07/2028	Market Approach	Recent transaction price	Par	Increase
		Credit Quality	High quality Rating	Increase
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Impact to Valuation from
Description	Valuation Technique(s)	Unobservable Input	Input	an increase in Input[1]
Vision Fund International 3.725% 02/24/2025,	Market Approach	Recent transaction price	Par	Increase
Vision Fund International 4.74% 05/16/2025,		Credit Quality	High quality Rating	Increase
Vision Fund International 5.903% 09/19/2025,
Vision Fund International 5.26% 11/30/2025,
Vision Fund International 3.15% 12/15/2025,
Vision Fund International 3.223% 12/15/2026

1.	Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

The total change in unrealized appreciation or depreciation included in the Statements of Operations attributable to Level 3 investments still held at December 31, 2023 was $0, $0, $0, $123,788 and $(584,249) for the Eventide Balanced Fund, Eventide Dividend Opportunities Fund, Eventide Exponential Technologies Fund, Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, respectively.

b) Accounting for Options – When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

The Advisor may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the manager believes adverse market, political or other conditions are likely. The Advisor may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Funds may purchase a call option on a stock (including securities of exchange traded funds (“ETFs”)) it may purchase at some point in the future. When the Funds purchase an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Funds realize a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Funds realize a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Funds purchase the underlying security and the cost basis of such purchase is increased by the premium originally paid.

c) Short Sales – The Funds may sell securities short. A short sale is a transaction in which the Funds sell securities they do not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Funds must arrange through a broker to borrow the securities and, in so doing, the Funds become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Funds will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Funds purchased the securities to replace the borrowed securities that have been sold.

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d) Federal Income Tax – The Funds have qualified and intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the six months ended December 31, 2023, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2023, the Funds did not incur any interest or penalties. The Trust’s officers have analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2021, to June 30, 2023, or expected to be taken in the Funds’ June 30, 2024, year-end tax return.

e) Distributions to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Each Fund typically distributes substantially all of its net investment income in the form of dividends, interest and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. Each Fund expects that its distributions will consist of both capital gains, interest and dividend income. Each Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards) annually except for the Balanced Fund which is monthly. The Funds intend to make quarterly distributions if applicable.

f) Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

g) Security Transactions and Investment Income – Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the specific identified cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in MLPs generally are comprised of income and return of capital. The Funds record these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available. Distribution from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

h) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of

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contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i) Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j) Redemption Fees and Sales Charges (loads) – A $15 fee may be charged for redemptions made by wire. Redemptions of Eventide Exponential Technologies Fund within 180 days of purchase were subject to a redemption fee of 1.00% effective until June 26, 2023. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. The maximum deferred sales charge of 1.00% on Class A shares applies only to purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months of purchase. The maximum deferred sales charge of 1.00% on Class C shares applies to shares sold within 12 months of purchase. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the six months ended December 31, 2023, there were the following redemption fees paid to the Funds and CDSC fees paid to the distributor:

		CDSC Fees
Fund	Redemption Fees	Class A	Class C
Eventide Balanced Fund	$—	$—	$165
Eventide Core Bond Fund	—	—	19
Eventide Dividend Opportunities Fund	—	—	4,081
Eventide Exponential Technologies Fund	4251	—	12
Eventide Gilead Fund	—	—	817
Eventide Healthcare & Life Sciences Fund	—	—	304
Eventide Limited-Term Bond Fund	—	—	111

1.	Redemption fee received after effective date due to timing.

k) Cash and cash equivalents – Cash and cash equivalents are held with a financial institution. Cash and cash equivalents of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

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2. INVESTMENT TRANSACTIONS

For the six months ended December 31, 2023, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Eventide Balanced Fund	$72,244,507	$78,650,400
Eventide Core Bond Fund	54,214,334	21,468,683
Eventide Dividend Opportunities Fund	183,862,739	132,670,132
Eventide Exponential Technologies Fund	40,493,626	37,395,969
Eventide Gilead Fund	631,346,768	751,182,327
Eventide Healthcare & Life Sciences Fund	688,609,944	709,461,744
Eventide Large Cap Focus Fund	19,662,868	5,545,897
Eventide Limited-Term Bond Fund	28,614,559	28,459,228

3. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Eventide Asset Management, LLC acts as investment manager to the Funds pursuant to the terms of an investment advisory agreement between the Advisor and the Trust (the “Advisory Agreement”). Boyd Watterson Asset Management, LLC serves as sub-adviser to the Eventide Limited-Term Bond Fund, the Eventide Core Bond Fund, and a portion of the Eventide Balanced Fund’s portfolio. Under the terms of the Advisory Agreement, the Advisor manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The Advisor provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. The fees paid by the Funds to the Advisor are described in greater detail below. Prior to March 2, 2020, Eventide Balanced Fund paid to the advisor, as of the last day of each month, an annualized fee equal to 0.73% of its average net assets. The Advisor pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Advisory Agreement). The Advisor pays for all employees, office space and facilities required by it to provide services under the Advisory Agreement, with the exception of specific items of expense (as detailed in the Advisory Agreement). For the six months ended December 31, 2023, advisory fees of $995,429, $142,173, $2,200,874, $631,554, $17,613,759, $8,796,916, $73,537 and $202,386 were incurred by the Eventide Balanced Fund, Eventide Core Bond Fund, Eventide Dividend Opportunities Fund, Eventide Exponential Technologies Fund, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund, Eventide Large Cap Focus Fund and Eventide Limited-Term Bond Fund, respectively, before the waivers and reimbursements described below.

Each Fund is authorized to pay the Advisor an annual fee based on its average daily net assets. The advisory fee is paid monthly. The Advisor has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to maintain each Fund’s total annual operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at a certain level through October 31, 2024. This agreement may be terminated by the Board only on 60 days’ written notice to the Advisor and upon the termination of the Advisory Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Funds in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if, after the recoupment is taken into account, such recoupment can be achieved

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within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture. Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three years following the year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board.

The following table lists the contractual advisory fee and the expense limitation for each Fund.

Fund	Contractual Advisory Fee	Expense Limitation
Eventide Balanced Fund	0.60%	Class N:	1.02%
		Class A:	1.07%
		Class C:	1.82%
		Class I:	0.82%

Eventide Core Bond Fund	0.34% *	Class N:	0.78%
		Class A:	0.83%
		Class C:	1.58%
		Class I:	0.58%

Eventide Dividend Opportunities Fund	0.73%	Class N:	1.15%
		Class A:	1.20%
		Class C:	1.95%
		Class I:	0.95%

Eventide Exponential Technologies Fund	1.10%	Class N:	1.63%
		Class A:	1.68%
		Class C:	2.43%
		Class I:	1.43%

Eventide Gilead Fund	1.00% of the first $2 billion;	Class N:	1.62%
	0.95% on the next $1 billion;	Class A:	1.67%
	0.90% on the next $1 billion;	Class C:	2.42%
	and 0.85% thereafter	Class I:	1.42%

Eventide Healthcare & Life Sciences Fund	1.10%	Class N:	1.63%
		Class A:	1.68%
		Class C:	2.43%
		Class I:	1.43%

Eventide Large Cap Focus Fund	0.73%	Class N:	1.14%
		Class A:	1.19%
		Class C:	1.94%
		Class I:	0.94%

Eventide Limited-Term Bond Fund	0.31% *	Class N:	0.75%
		Class A:	0.80%
		Class C:	1.55%
		Class I:	0.55%

*	Effective May 31, 2023, the contractual advisory fees of Eventide Core Bond Fund and Eventide Limited-Term Bond Fund were reduced from 0.36% to 0.34% and 0.33% to 0.31%, respectively.

For the six months ended December 31, 2023, the Manager waived no advisory fees from Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund and waived fees of $157,026, $72,967, $41,498, $29,311, $60,663 and $136,899 from the Eventide Balanced Fund, Eventide Core Bond Fund, Eventide Dividend Opportunities Fund, Exponential Technologies Fund, Eventide Large Cap Focus Fund and Eventide Limited-Term Bond Fund,

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respectively. As of December 31, 2023, the Advisor has waived/reimbursed expenses that may be recovered no later than June 30 of the years indicated below:

	2024	2025	2026
Eventide Balanced Fund	$65,335	$—	$276,044
Eventide Core Bond Fund	99,512	201,020	164,775
Eventide Dividend Opportunities Fund	64,772	—	391,061
Eventide Exponential Technologies Fund	53,115	—	69,721
Eventide Large Cap Focus Fund	—	—	107,732
Eventide Limited-Term Bond Fund	133,760	165,476	243,710

The Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund do not have any expenses previously waived by the Advisor that are subject to recapture and did not waive any further expenses during the six months ended December 31, 2023.

Pursuant to the Management Services Agreement between the Trust and MFund Services, LLC (“MFund”), MFund provides the Funds with management and legal administrative services (the “Management Services Agreement”). For these services, the Funds pay MFund an annual asset-based fee in accordance with the following schedule applied at the Fund family level (i.e., all the Funds in the Trust advised by the Advisor): 0.10% of net assets up to $50 million; 0.07% of net assets from $50 million to $100 million; 0.05% of net assets from $100 million to $250 million; 0.04% of net assets from $250 million to $500 million; 0.03% of net assets from $500 million to $1 billion; 0.02% of net assets from $1 billion to $5 billion; and 0.01% of assets from $5 billion and above. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Legal administration fees/Management service fees.”

Pursuant to the Compliance Services Agreement, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund $1,200 per month for the first fund in the fund family and $400 each additional fund; $400 for each adviser and sub-adviser; and ..0025% of the assets of each Fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement.

The amounts due to MFund for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Compliance officer fees payable” and the amounts accrued for the year are shown in the Statements of Operations under “Compliance officer fees.”

A trustee of the Trust is also the controlling member of MFund and the investment advisers to other series of the Trust and is not paid any fees directly by the Trust for serving in such capacities. Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special Board meeting and Risk and Compliance Committee meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust, the Chairman of the Trust’s Audit Committee and the Chairman of the Risk and Compliance Committee receive an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

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Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

The Trust’s officers are not paid any fees directly by the Trust for serving in such capacity except for the chief compliance officer.

The Trust has adopted a distribution plan pursuant to rule 12b-1 under the 1940 Act for each class of shares except Class I, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.25% per annum for the Class N shares, up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class N shares are currently paying 0.20% per annum of 12b-1 fees, Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees.

The 12b-1 fees may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC (the “Distributor”) and the Manager for distribution related expenses.

For the six months ended December 31, 2023, the Distributor received $12,980, $138, $21,319, $5,938, $59,632, $29,474, $982 and $1,286 in underwriter commissions from the sale of Class A shares of the Fund from the Eventide Balanced Fund, Eventide Core Bond Fund, Eventide Dividend Opportunities Fund, Eventide Exponential Technologies Fund, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund, Eventide Large Cap Focus Fund and Eventide Limited-Term Bond Fund, respectively.

4. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The following table represents aggregate cost for federal tax purposes, including options written, for the Funds as of December 31, 2023 and differs from market value by net unrealized appreciation/depreciation which consisted of:

				Total Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
Fund	Aggregate Cost	Appreciation	Depreciation	(Depreciation)
Eventide Balanced Fund	$310,826,128	$43,747,249	$(15,353,072)	$28,394,177
Eventide Core Bond Fund	114,731,116	1,573,168	(5,293,421)	(3,720,253)
Eventide Dividend Opportunities Fund	540,161,501	134,504,972	(10,510,770)	123,994,202
Eventide Exponential Technologies Fund	94,864,569	35,994,244	(7,105,279)	28,888,965
Eventide Gilead Fund	2,393,235,278	1,429,791,384	(137,142,306)	1,292,649,078
Eventide Healthcare & Life Sciences Fund	1,470,658,639	371,474,296	(223,394,464)	148,079,832
Eventide Large Cap Focus Fund	26,093,459	4,934,884	(177,913)	4,756,971
Eventide Limited-Term Bond Fund	130,546,244	743,367	(3,742,688)	(2,999,321)
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The tax character of fund distributions for the years ended June 30, 2023 and June 30, 2022 was as follows:

	For the year ended June 30, 2023:
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Eventide Balanced Fund	$4,832,162	$3,689,551	$1,039,779	$9,561,492
Eventide Core Bond Fund	1,536,982	—	—	1,536,982
Eventide Dividend Opportunities Fund	3,346,718	3,513,286	1,113,976	7,973,980
Eventide Exponential Technologies Fund	—	—	—	—
Eventide Gilead Fund	—	172,246,986	—	172,246,986
Eventide Healthcare & Life Sciences Fund	—	—	—	—
Eventide Large Cap Focus Fund	4,107	—	5,791	9,898
Eventide Limited-Term Bond Fund	2,675,469	—	42,422	2,717,891

	For the year ended June 30, 2022:
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Eventide Balanced Fund	$11,154,838	$13,561,075	$—	$24,715,913
Eventide Core Bond Fund	1,309,050	—	152,476	1,461,526
Eventide Dividend Opportunities Fund	5,984,302	8,263,195	—	14,247,497
Eventide Exponential Technologies Fund	1,906,725	—	—	1,906,725
Eventide Gilead Fund	—	327,575,226	—	327,575,226
Eventide Healthcare & Life Sciences Fund	34,043,234	158,591,589	—	192,634,823
Eventide Limited-Term Bond Fund	1,300,163	50,373	1,089,637	2,440,173

As of June 30, 2023, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Losses)
Eventide Balanced Fund	$—	$—	$(9,672,041)	$(3,743,606)	$—	$9,342,828	$(4,072,819)
Eventide Core Bond Fund	22,168	—	(1,744,260)	(9,399,631)	—	(7,964,744)	(19,086,467)
Eventide Dividend Opportunities Fund	—	—	(38,343,750)	(5,332,097)	—	57,155,197	13,479,350
Eventide Exponential Technologies Fund	—	—	(19,293,707)	(30,865,266)	—	16,442,549	(33,716,424)
Eventide Gilead Fund	—	—	(47,736,460)	(10,943,785)	—	1,159,520,215	1,100,839,970
Eventide Healthcare & Life Sciences Fund	—	—	(8,463,362)	(54,846,012)	—	224,870,595	161,561,221
Eventide Large Cap Focus Fund	—	—	(267,344)	(8,133)	—	1,650,799	1,375,322
Eventide Limited-Term Bond Fund	—	—	(4,094,436)	(3,449,767)	—	(6,640,330)	(14,184,533)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, and adjustments for partnerships, real estate investment trusts, C-Corporation return of capital.

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Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Fund	Losses
Eventide Exponential Technologies Fund	$502,291
Eventide Gilead Fund	12,330,410
Eventide Healthcare & Life Sciences Fund	8,463,362
Eventide Large Cap Focus Fund	13

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Portfolio	Losses
Eventide Balanced Fund	$9,672,041
Eventide Core Bond Fund	1,744,260
Eventide Dividend Opportunities Fund	38,343,750
Eventide Exponential Technologies Fund	18,791,416
Eventide Gilead Fund	35,406,050
Eventide Large Cap Focus Fund	267,331
Eventide Limited-Term Bond Fund	4,094,436

At June 30, 2023, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total
Eventide Balanced Fund	$2,115,758	$1,627,848	$3,743,606
Eventide Core Bond Fund	3,391,429	6,008,202	9,399,631
Eventide Dividend Opportunities Fund	4,101,249	1,230,848	5,332,097
Eventide Exponential Technologies Fund	25,078,444	5,786,822	30,865,266
Eventide Gilead Fund	10,943,785	—	10,943,785
Eventide Healthcare & Life Sciences Fund	54,846,012	—	54,846,012
Eventide Large Cap Focus Fund	8,133	—	8,133
Eventide Limited-Term Bond Fund	1,143,655	2,306,112	3,449,767

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, distributions in excess, and adjustments for prior year tax returns, resulted in reclassifications for the Funds for the fiscal year ended June 30, 2023, as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Eventide Balanced Fund	$6,386	$(6,386)
Eventide Dividend Opportunities Fund	81,501	(81,501)
Eventide Exponential Technologies Fund	(1,415,338)	1,415,338
Eventide Gilead Fund	(33,610,714)	33,610,714
Eventide Healthcare & Life Sciences Fund	(8,826,002)	8,826,002
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5) INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund at December 31, 2023 are noted in the Funds’ Schedule of Investments. Transactions during the year with companies which are affiliates are as follows:

Eventide Gilead Fund
							Net Increase/
						Dividends	Decrease in		Market Value at	Share Balance at
	Market Value at	Share Balance at			Corporate	Credited to	Appreciation	Realized Gains	December 31,	December 31,
Description	June 30, 2023	June 30, 2023	Purchases	Sales Proceeds	Actions	Income	(Depreciation)	(Losses)	2023	2023
Beta Bionics, Inc. Series B	$10,046,265	139,527	$—	$—	$—	$—	$(6)	$—	$10,046,259	1,881,322
Beta Bionics, Inc. Series B2	3,613,527	48,872	—	—	—	—	(2)	—	3,613,525	665,474
Beta Bionics, Inc. Series C	4,993,786	71,900	—	—	—	—	1	—	4,993,787	964,052
Beta Bionics, Inc. Series D	—	—	6,000,002	—	—	—	(2,064,286)	—	3,935,716	714,286
Beta Bionics, Inc. Series C Warrants	1,274,958	17,975	—	—	—	—	1	—	1,274,959	241,013
Beta Bionics, Inc. Series D Warrants	—	—	—	—	—	—	2,020,000	—	2,020,000	500,000
Mirum Pharma-ceuticals, Inc. PIPE	—	—	6,000,015	—	—	—	747,430	—	6,747,445	228,572
Xometry, Inc. [1]	62,908,624	2,970,190	39,912,116	—	—	—	88,237,482	—	191,058,222	5,320,474
Zentalis Pharma-ceuticals, Inc. [1]	81,161,129	2,877,034	31,299,055	—	—	—	(37,071,300)	—	75,388,884	4,976,164
Total	$163,998,289	6,125,498	$83,211,188	$—	$—	$—	$51,869,320	$—	$299,078,797	15,491,357

1.	Not affiliated June 30, 2023.
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Eventide Healthcare & Life Sciences Fund
							Net Increase/
						Dividends	Decrease in		Market Value at	Share Balance at
	Market Value at	Share Balance at			Corporate	Credited to	Appreciation	Realized Gains	December 31,	December 31,
Description	June 30, 2023	June 30, 2023	Purchases	Sales Proceeds	Actions	Income	(Depreciation)	(Losses)	2023	2023
Aura Biosciences, Inc.	$36,253,660	2,935,519	$25,888,469	$—	$—	$—	$(10,730,366)	$—	$51,411,763	5,802,682
Beta Bionics, Inc. Series B [1]	5,023,096	69,763	—	—	—	—	32	—	5,023,128	940,661
Beta Bionics, Inc. Series B2 [1]	4,394,836	59,439	—	—	—	—	(8)	—	4,394,828	809,361
Beta Bionics, Inc. Series C [1]	2,496,893	35,950	—	—	—	—	1	—	2,496,894	482,026
Beta Bionics, Inc. Series D	—	—	3,999,996	—	—	—	(1,376,189)	—	2,623,807	476,190
Beta Bionics, Inc. Series C Warrant [1]	637,443	8,987	—	—	—	—	2	—	637,445	120,500
Beta Bionics, Inc. Series D	—	—	—	—	—	—	1,346,666	—	1,346,666	333,333
Casma Therapeutics, Inc. Series B1	2,185,000	5,000,000	—	—	—	—	(690,000)	—	1,495,000	5,000,000
Casma Therapeutics, Inc. Series B2	2,185,000	5,000,000	—	—	—	—	(690,000)	—	1,495,000	5,000,000
Casma Therapeutics, Inc. Series C1 [1]	795,520	1,820,413	—	—	—	—	(251,217)	—	544,303	1,820,413
Casma Therapeutics, Inc. Series C2	532,709	1,219,013	—	—	—	—	(168,224)	—	364,485	1,219,013
Goldfinch Biopharma, Inc.Series A	—	5,000,000	—	—	—	—	—	—	—	5,000,000
Goldfinch Biopharma, Inc. Series B	—	8,474,576	—	—	—	—	—	—	—	8,474,576
Goldfinch Biopharma, Inc. Series B2	—	4,237,288	—	—	—	—	—	—	—	4,237,288
Inozyme Pharma, Inc.	—	—	15,102,950	—	—	—	(1,556,844)	—	13,546,106	3,179,837
Korro Bio, Inc. Series B1 [2]	10,118,775	3,831,418	—	—	(10,000,001)	—	(118,774)	—	—	—
Korro Bio, Inc. Series B2 [2]	9,499,999	3,597,122	—	—	(9,999,999)	—	500,000	—	—	—
Korro Bio, Inc. -Private Investment [2]	—	—	—	—	29,999,999	—	(3,814,642)	—	26,185,357	546,325
Lexeo Therapeutics Series B [2]	14,250,300	8,718,446	—	—	(14,999,999)	—	749,699	—	—	—
Lexeo Therapeutics, Inc. [2]	—	—	—	—	22,499,994	—	4,949,999	—	27,449,993	2,045,454
Lexeo Therapeutics, Inc. - Private Investment [2]	—	—	—	—	14,999,999	—	(2,152,000)	—	12,847,999	957,377
Marinus Pharma- ceuticals, Inc.	34,460,919	3,173,197	10,013,184	—	—	—	4,766,964	—	49,241,067	4,529,997
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Eventide Healthcare & Life Sciences Fund (Continued)
							Net Increase/
						Dividends	Decrease in		Market Value at	Share Balance at
	Market Value at	Share Balance at			Corporate	Credited to	Appreciation	Realized Gains	December 31,	December 31,
Description	June 30, 2023	June 30, 2023	Purchases	Sales Proceeds	Actions	Income	(Depreciation)	(Losses)	2023	2023
Mirum Pharma-ceuticals, Inc. PIPE	$—	—	$4,000,001	$—	$—	$—	$498,286	$—	$4,498,287	152,381
Prometheus Laboratories, Inc.	667,148	1,017,770	—	—	—	—	35,113	—	702,261	1,017,770
Reneo Pharma-ceuticals, Inc.	11,480,000	1,750,000	3,422,079	(3,646,593)	—	—	2,520,000	(13,775,486)	—	—
Zentalis Pharma-ceuticals, Inc. [2]	112,840,001	4,000,000	47,498,996	—	—	—	(60,632,939)	—	99,706,058	6,581,258
TOTAL	$247,821,299	59,948,901	$109,925,675	$(3,646,593)	$32,499,993	$—	$(66,814,441)	$(13,775,486)	$306,010,447	58,726,442

Investments no longer affiliated as of December 31, 2023

							Net Increase/
						Dividends	Decrease in		Market Value at	Share Balance at
	Market Value at	Share Balance at			Corporate	Credited to	Appreciation	Realized Gains	December 31,	December 31,
Description	June 30, 2023	June 30, 2023	Purchases	Sales Proceeds	Actions	Income	(Depreciation)	(Losses)	2023	2023
Mirum Pharma-ceuticals, Inc.	$53,271,530	2,059,201	$12,130,680	$(43,165,596)	$—	$—	$(1,102,507)	$11,288,240	$32,422,347	1,098,318
Total	$53,271,530	2,059,201	$12,130,680	$(43,165,596)	$—	$—	$(1,102,507)	$11,288,240	$32,422,347	1,098,318
	$301,092,829	62,008,102	$122,056,355	$(46,812,189)	$32,499,993	$—	$(67,916,948)	$(2,487,246)	$338,432,794	59,824,760

1.	Not affiliated June 30, 2023.

2.	Conversion

6. INVESTMENT IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. Each Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of December 31, 2023, the Eventide Balanced Fund, Eventide Dividend Opportunities Fund, Eventide Exponential Technologies Fund, Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund were invested in the following restricted securities:

Eventide Balanced Fund

Security	Initial Acquisition Date	Shares	Cost	Value	% of Net Assets
Vision Fund International, 3.7250%, 2/24/25	2/25/22	3,800,000	$3,800,000	$3,800,000	1.1%

Eventide Dividend Opportunities Fund

Security	Initial Acquisition Date	Shares	Cost	Value	% of Net Assets
Vision Fund International, 5.2600%, 11/30/25	12/1/23	3,250,000	$3,250,000	$3,250,000	0.5%
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Eventide Exponential Technologies Fund

Security	Initial Acquisition Date	Shares	Cost	Value	% of Net Assets
Vision Fund International, 5.2600%, 11/30/25	12/1/23	750,000	$750,000	$750,000	0.6%

Eventide Gilead Fund

Security	Initial Acquisition Date	Shares	Cost	Value	% of Net Assets
Beta Bionics, Inc. Series B	8/31/18	1,881,322	$20,000,031	$10,046,259	0.3%
Beta Bionics, Inc. Series B2	6/27/19	665,474	7,400,000	3,613,525	0.1%
Beta Bionics, Inc. Series C	2/16/22	964,052	9,999,867	4,993,787	0.1%
Beta Bionics, Inc. Series D	8/29/23	714,286	6,000,002	3,935,716	0.1%
Beta Bionics, Inc. Series C Warrant	2/16/22	241,013	—	1,274,959	0.0%
Beta Bionics, Inc. Series D Warrant	8/29/23	500,000	—	2,020,000	0.1%
Hope Global International, 4.0000%, 01/07/28	12/28/2023	2,000,000	—	2,000,000	0.1%
Mirum Pharmaceuticals, Inc. PIPE	7/18/23	228,572	6,000,015	6,747,445	0.2%
Peloton Therapeutics, Inc. - CVR	2/14/19	3,982,940	—	3,365,186	0.1%
Vision Fund International, 3.1500%, 12/15/25	12/16/21	5,000,000	5,000,000	5,000,000	0.1%
Vision Fund International, 3.2230%, 12/15/26	12/16/21	5,000,000	5,000,000	5,000,000	0.1%
Vision Fund International, 4.7400%, 05/16/25	5/18/22	5,000,000	5,000,000	5,000,000	0.1%
Vision Fund International, 5.9030%, 09/19/25	9/21/22	5,000,000	5,000,000	5,000,000	0.1%
Vision Fund International, 5.2600%, 11/30/25	12/1/23	9,000,000	9,000,000	9,000,000	0.2%

Eventide Healthcare & Life Sciences Fund

Security	Initial Acquisition Date	Shares	Cost	Value	% of Net Assets
Arch Oncology, Inc. Series C1	4/26/21	4,643,043	$5,952,381	$128,798	0.0%
Avalyn Pharma Inc. Series C1	9/25/23	20,482,289	15,000,000	15,000,000	0.9%
Beta Bionics, Inc. Series B	8/31/18	940,661	10,000,016	5,023,128	0.3%
Beta Bionics, Inc. Series B2	6/27/19	809,361	9,000,000	4,394,828	0.3%
Beta Bionics, Inc. Series C	2/16/22	482,026	4,999,933	2,496,894	0.1%
Beta Bionics, Inc. Series D	8/29/23	476,190	3,999,996	2,623,807	0.2%
Beta Bionics, Inc. Series C Warrant	2/16/22	120,500	—	637,445	0.0%
Beta Bionics, Inc. Series D Warrant	8/29/23	333,333	—	1,346,666	0.1%
BioSplice Therapeutics, Inc. Series B-1	3/5/21	295,276	15,000,021	1,470,474	0.1%
BioSplice Therapeutics, Inc. Series C PIK, 10.5000%, 03/12/25	5/2/23	2,500,000	2,500,000	2,818,000	0.2%
BioSplice Therapeutics, Inc. Series C Warrant	5/2/23	72,880	—	71,422	0.0%
Bridgebio Pharma, Inc. PIPE	9/28/23	137,513	3,749,979	5,551,400	0.3%
Casma Therapeutics, Inc. Series B1	8/26/20	5,000,000	3,750,000	1,495,000	0.1%
Casma Therapeutics, Inc. Series B2	6/7/21	5,000,000	3,750,000	1,495,000	0.1%
Casma Therapeutics, Inc. Series C1	7/6/22	1,820,413	837,390	544,303	0.0%
Casma Therapeutics, Inc. Series C2	1/31/23	1,219,013	560,746	364,485	0.0%
Flare Therapeutics, Inc. Series A	4/22/21	1,097,561	1,097,561	1,320,366	0.1%
Flare Therapeutics, Inc. Series A2	5/31/22	902,439	902,439	1,085,634	0.1%
Flare Therapeutics, Inc. Series B	2/1/23	1,952,962	2,349,999	2,349,413	0.1%
Freenome Holdings, Inc. Series D	11/22/21	928,098	6,999,994	6,999,994	0.4%
Goldfinch Biopharma, Inc. Series A	3/15/19	5,000,000	$5,000,000	$—	0.0%
Goldfinch Biopharma, Inc. Series B	6/29/20	8,474,576	10,000,000	—	0.0%
Goldfinch Biopharma, Inc. Series B2	3/21/22	4,237,288	5,000,000	—	0.0%
Kojin Therapeutics, Inc. Series A-1	6/2/21	763,319	1,499,998	467,228	0.0%
Kojin Therapeutics, Inc. Series A-2	1/28/22	763,319	1,499,998	467,228	0.0%
Korro Bio, Inc.	11/27/23	546,325	29,999,999	26,185,357	1.6%
Lexeo Therapeutics, Inc.	11/27/23	957,377	14,999,999	12,847,999	0.8%
Metagenomi Technologies, LLC Series B	1/21/22	686,724	7,999,998	9,660,833	0.6%
Metagenomi Technologies, LLC Series B-1	12/20/22	98,875	1,390,944	1,390,974	0.1%
Mirum Pharmaceuticals, Inc. PIPE	7/18/23	152,381	4,000,001	4,498,287	0.3%
Peloton Therapeutics, Inc. - CVR	2/14/19	1,528,871	—	1,291,743	0.1%
Prometheus Laboratories, Inc.	12/31/20	1,017,770	702,262	702,261	0.0%
Shoreline Biosciences Series B	10/28/21	1,489,958	15,000,003	10,295,610	0.6%
Turnstone Biologics Inc. Series D	6/29/21	458,317	9,999,999	1,166,417	0.1%
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7. SECTOR EXPOSURE RISK

The Eventide Exponential Technologies Fund invests primarily in equity and equity-related securities of companies that the Adviser believes are participating in and benefitting from technologies, innovations, technology themes, or technology trends. The types of companies represented in the Fund’s portfolio include, but are not limited to, companies falling within the information technology, e-commerce discretionary, internet media and services, healthcare technology, healthcare devices, or transaction and payment processing services industries. Because of its focus on technology companies, the Eventide Exponential Technologies Fund’s investment performance will be closely tied to many factors which affect those companies. As a result, the Eventide Exponential Technologies Fund’s net asset value is more likely to have greater fluctuations than that of a fund which invests in other industries.

The Eventide Healthcare & Life Sciences Fund invests primarily in equity and equity-related securities of companies in the healthcare and life sciences sectors that derive or are expected to derive 50% or more of their revenue from healthcare and life science products and services including, but not limited to, biotechnology, pharmaceuticals, diagnostics, life science tools, medical devices, healthcare information technology, healthcare services, synthetic biology, agricultural and environmental management, and pharmaceutical manufacturing products and services. Because of its focus on healthcare and life science companies, the Eventide Healthcare & Life Sciences Fund’s investment performance will be closely tied to many factors which affect those companies. As a result, the Eventide Healthcare & Life Sciences Fund’s net asset value is more likely to have greater fluctuations than that of a fund which invests in other industries.

8. OPTIONS RISK

There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

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9. MARKET RISK

Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; climate-change and climate-related events; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

10. LINE OF CREDIT

Effective January 25, 2023, the Eventide Funds have a $150,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”), that is set to expire on January 24, 2024. Borrowings under the Uncommitted Line bear an interest at Prime Rate minus 0% per month. Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on an annualized basis. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so. During the six months ended December 31, 2023, none of the Eventide Funds accessed the line of credit.

11. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)9 of the 1940 Act. As of December 31, 2023, Charles Schwab & Co, Inc. Special Custody Account for the Exclusive Benefit of Customers held 37.80%, 28.64%, 37.92%, 47.57% and 33.52% of the Eventide Core Bond Fund, Eventide Dividend Opportunities Fund, Eventide Exponential Technologies Fund, Eventide Large Cap Focus Fund and Eventide Limited-Term Bond Fund, respectively. As of December 31, 2023, National Financial Services LLC held 26.34%, 44.57% and 32.80% of the Eventide Balanced Fund, Eventide Core Bond Fund and Eventide Large Cap Focus Fund, respectively.

12. RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

13. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

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Eventide Funds
Expense Examples (Unaudited)	December 31, 2023

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example for each Fund is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023 through December 31, 2023.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each Fund and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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					Hypothetical
			Actual		(5% return before expenses)
	Funds’	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Fund	Expense Ratio	7/1/23	12/31/23	Period [1]	12/31/23	Period
Eventide Balanced Fund – Class N	1.02%	$1,000.00	$1,066.50	$5.30	$1,020.01	$5.18
Eventide Balanced Fund – Class A	1.07%	1,000.00	1,066.90	5.56	1,019.76	5.43
Eventide Balanced Fund – Class C	1.82%	1,000.00	1,062.10	9.43	1,015.99	9.22
Eventide Balanced Fund – Class I	0.82%	1,000.00	1,067.60	4.26	1,021.01	4.17
Eventide Core Bond Fund - Class N	0.78%	1,000.00	1,030.00	3.98	1,021.22	3.96
Eventide Core Bond Fund – Class A	0.83%	1,000.00	1,030.70	4.24	1,020.96	4.22
Eventide Core Bond Fund – Class C	1.58%	1,000.00	1,026.10	8.05	1,017.19	8.01
Eventide Core Bond Fund – Class I	0.58%	1,000.00	1,031.00	2.96	1,022.22	2.95
Eventide Dividend Opportunities Fund - Class N	1.15%	1,000.00	1,102.40	6.08	1,019.36	5.84
Eventide Dividend Opportunities Fund – Class A	1.20%	1,000.00	1,102.20	6.34	1,019.10	6.09
Eventide Dividend Opportunities Fund – Class C	1.95%	1,000.00	1,098.30	10.29	1,015.33	9.88
Eventide Dividend Opportunities Fund – Class I	0.95%	1,000.00	1,103.50	5.02	1,020.36	4.82
Eventide Exponential Technologies Fund - Class N	1.63%	1,000.00	1,082.50	8.53	1,016.94	8.26
Eventide Exponential Technologies Fund – Class A	1.68%	1,000.00	1,082.50	8.79	1,016.69	8.52
Eventide Exponential Technologies Fund – Class C	2.43%	1,000.00	1,078.40	12.70	1,012.92	12.30
Eventide Exponential Technologies Fund – Class I	1.43%	1,000.00	1,083.60	7.49	1,017.95	7.25
Eventide Gilead Fund – Class N	1.36%	1,000.00	1,043.10	7.00	1,018.29	6.91
Eventide Gilead Fund – Class A	1.41%	1,000.00	1,042.80	7.25	1,018.04	7.17
Eventide Gilead Fund – Class C	2.16%	1,000.00	1,039.00	11.09	1,014.26	10.95
Eventide Gilead Fund – Class I	1.16%	1,000.00	1,044.20	5.97	1,019.29	5.90
Eventide Healthcare & Life Sciences Fund – Class N	1.52%	1,000.00	980.80	7.55	1,017.51	7.69
Eventide Healthcare & Life Sciences Fund – Class A	1.57%	1,000.00	980.90	7.81	1,017.26	7.95
Eventide Healthcare & Life Sciences Fund – Class C	2.32%	1,000.00	977.10	11.52	1,013.48	11.73
Eventide Healthcare & Life Sciences Fund – Class I	1.32%	1,000.00	981.70	6.56	1,018.51	6.68
Eventide Large Cap Focus Fund – Class N	1.14%	1,000.00	1,084.80	5.97	1,019.41	5.79
Eventide Large Cap Focus Fund – Class A	1.19%	1,000.00	1,084.90	6.24	1,019.15	6.04
Eventide Large Cap Focus Fund – Class C	1.94%	1,000.00	1,080.10	10.16	1,015.37	9.84
Eventide Large Cap Focus Fund – Class I	0.94%	1,000.00	1,086.50	4.93	1,020.41	4.77
Eventide Limited-Term Bond Fund – Class N	0.75%	1,000.00	1,037.70	3.84	1,021.37	3.81
Eventide Limited-Term Bond Fund – Class A	0.80%	1,000.00	1,038.30	4.10	1,021.11	4.06
Eventide Limited-Term Bond Fund – Class C	1.55%	1,000.00	1,033.60	7.92	1,017.34	7.86
Eventide Limited-Term Bond Fund – Class I	0.55%	1,000.00	1,038.70	2.82	1,022.37	2.80

1.	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).
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Eventide Funds
Additional Information (Unaudited)	December 31, 2023

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Advisory Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of each Fund and the calculation of the net asset value of shares of each Fund.

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-771-3836.

Information regarding how each Fund voted proxies relating to portfolio securities during the twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-771-3836; and on the SEC’s website at http://www.sec.gov.

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Privacy Notice
Mutual Fund Series Trust Revised Aug. 2021	1 of 2

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

■         Social Security number and wire transfer instructions

■         account transactions and transaction history

■         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?

For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO

For our marketing purposes - to offer our products and services to you.	NO	We don’t share

For joint marketing with other financial companies.	NO	We don’t share

For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share

For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share

For our affiliates to market to you.	NO	We don’t share

For non-affiliates to market to you.	NO	We don’t share
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Privacy Notice
Mutual Fund Series Trust Revised August 2021	2 of 2

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you:

■     open an account or deposit money

■     direct us to buy securities or direct us to sell your securities

■     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

■     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

■     affiliates from using your information to market to you.

■     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ■ Mutual Fund Series Trust does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ Mutual Fund Series Trust doesn’t share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Mutual Fund Series Trust doesn’t jointly market.

QUESTIONS?	Call 1-877-771-3836

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MUTUAL FUND SERIES TRUST
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

ADVISOR
Eventide Asset Management, LLC
One International Place
Suite 4210
Boston, MA 02110

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

TRANSFER AGENT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1835 Market Street
Suite 310
Philadelphia, PA 19103

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
U.S. Bank
1555 N. Rivercenter Drive.
Suite 302
Milwaukee, WI 53212

ETF-SAR23
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(b)        Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holder. None.

Item 10. Submission of Matters to a Vote of Security Holder. None.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities For Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Michael Schoonover	/s/ Michael Schoonover
President,
Date: 3/5/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Michael Schoonover	/s/ Michael Schoonover
President
Date: 3/5/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff
Treasurer
Date: 3/5/2024